UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end:	July 31, 2011

Date of reporting period:	January 31, 2012

ITEM 1. REPORT TO SHAREHOLDERS

Wells Fargo Advantage Capital Growth Fund

Semi-Annual Report

January 31, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of January 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Capital Growth Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain.

The slow-motion debt crisis in the eurozone was a major headwind to both domestic and global stock market indexes.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Capital Growth Fund for the six-month period that ended January 31, 2012. The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain. Most U.S. stock indexes posted gains for the period, even if only modest ones.

Worries gave way to guarded optimism for the U.S. economy.

The period began with worries that the U.S. economy was returning to recession. Revised figures for gross domestic product (GDP) indicated that the U.S. economy grew by an annualized rate of only 0.8% in the first half of 2011. Moreover, although the July 2011 Institute for Supply Management (ISM) manufacturing survey suggested that factories continued to expand, the rate of expansion was lower than in previous months. The prolonged debate over whether and how to raise the U.S. debt ceiling—which only ended on July 31, 2011—also depressed market sentiment by highlighting the country’s political divisions.

The stock market remained volatile throughout September. By late October, however, stronger economic data led to greater optimism and higher stock prices. Revised real GDP growth came in at 1.8% in the third quarter of 2011 and 2.8% in the fourth quarter, suggesting that the recovery was on firmer footing. Economic growth was not evenly distributed, though, as December 2011 retail same-store sales generally showed stronger growth for retailers targeting affluent customers than for those targeting the broad middle class. The reported unemployment rate also showed some signs of improvement, falling from 9.1% in August 2011 to 8.3% in January 2012. However, this decline in the unemployment rate was accompanied by an increase in the number of Americans not in the labor force, raising concerns about the economy’s ability to generate jobs.

The eurozone had continued trouble.

The slow-motion debt crisis in the eurozone was a major headwind to both domestic and global stock market indexes. The worsening debt and deficit numbers for Greece in late 2011 and early 2012 cast doubt on the country’s ability to service its debt under the plan put in place by the European Union and the International Monetary Fund and put the ongoing drama of the European sovereign debt crisis back on center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as many Greeks rioted in response to greater budgetary austerity and the discussion moved from whether private investors would take a loss on their Greek debt to how big the loss would be. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effect of such an event on the financial system and the global economy.

Even as the situation in Greece deteriorated, eurozone GDP numbers supported the case for a modest recovery in the global economy. Reported GDP growth for the 17 countries that comprise the eurozone was modest, rising 0.2% in the third quarter compared to the second quarter, and by 0.2% in the fourth quarter

Letter to Shareholders	Wells Fargo Advantage Capital Growth Fund	3

compared to the third quarter. However, the eurozone average concealed a wide variation between economies, with Germany’s growing by 0.5% in the third quarter of 2011 even as Greece’s GDP contracted.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system. Moreover, in response to extreme market volatility and signs of a weakening economy, in its August 2011 policy statement, the Federal Reserve (Fed) announced it would keep interest rates “exceptionally low” until at least mid-2013 as a way to support the economy. Market participants interpreted the Fed’s statement to mean that the central bankers believed the economy would remain weak over the next two years. However, the Fed also said that it was considering a “range of policy tools available to promote a stronger economic recovery” and “is prepared to employ these tools as appropriate.”

At the beginning of the period, the European Central Bank (ECB) had a key rate of 1.50% but lowered it to 1.25% in November 2011 and then to 1.00% in December 2011 in an attempt to support the sluggish eurozone recovery. To support the banking system, in late 2011, the ECB initiated a long-term refinancing operation (LTRO) in which it supplied three-year loans to banks against a wide range of collateral. The operation basically provided a near-unlimited amount of liquidity to banks, easing some investor concerns about the effect of an increasingly probable Greek default.

We use time-tested investment strategies, even as many variables are at work in the market.

Experience tells us that strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Capital Growth Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Capital Growth Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Thomas J. Pence, CFA

Michael T. Smith, CFA

FUND INCEPTION

November 3, 1997

TEN LARGEST EQUITY HOLDINGS[1] (AS OF JANUARY 31, 2012)
Apple Incorporated	7.97%
Google Incorporated Class A	3.44%
QUALCOMM Incorporated	2.86%
Amazon.com Incorporated	2.33%
Monsanto Company	2.22%
Costco Wholesale Corporation	2.14%
Danaher Corporation	2.06%
Occidental Petroleum Corporation	2.03%
Pioneer Natural Resources Company	1.99%
priceline.com Incorporated	1.97%

SECTOR DISTRIBUTION[2] (AS OF JANUARY 31, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Capital Growth Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JANUARY 31, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (WFCGX)	07/31/2007	(7.71)	(6.47)	(1.38)	3.08	(2.09)	(0.75)	(0.20)	3.69	1.22%	1.20%
Class C (WFCCX)	07/31/2007	(3.47)	(2.47)	(0.92)	3.03	(2.47)	(1.47)	(0.92)	3.03	1.97%	1.95%
Administrator Class (WFCDX)	06/30/2003					(1.97)	(0.48)	0.09	4.02	1.06%	0.94%
Institutional Class (WWCIX)	04/08/2005					(1.89)	(0.24)	0.29	4.16	0.79%	0.70%
Investor Class (SLGIX)	11/03/1997					(2.16)	(0.81)	(0.30)	3.64	1.29%	1.27%
Russell 1000® Growth Index[6]						2.84	6.07	3.17	3.38

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for Class A and Administrator Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

6.

The Russell 1000® Growth Index measures the performance of those Russell 1000 Growth Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Capital Growth Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 08-01-2011	Ending Account Value 01-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$979.08	$5.97	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.09	1.20%
Class C
Actual	$1,000.00	$975.27	$9.68	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.33	$9.88	1.95%
Administrator Class
Actual	$1,000.00	$980.32	$4.68	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$4.77	0.94%
Institutional Class
Actual	$1,000.00	$981.13	$3.49	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%
Investor Class
Actual	$1,000.00	$978.37	$6.32	1.27%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.44	1.27%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Capital Growth Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 98.44%

Consumer Discretionary: 19.59%

Diversified Consumer Services: 0.88%
Weight Watchers International Incorporated«	164,500	$12,523,385

Hotels, Restaurants & Leisure: 1.54%
Starbucks Corporation	455,974	21,854,834

Internet & Catalog Retail: 4.30%
Amazon.com Incorporated†	169,890	33,033,412
priceline.com Incorporated†	52,910	28,014,787

		61,048,199

Media: 2.24%
CBS Corporation Class B	614,170	17,491,562
DIRECTV Group Incorporated«	318,434	14,332,714

		31,824,276

Multiline Retail: 2.09%
Dollar General Corporation†	523,315	22,298,452
JCPenney Company Incorporated	177,400	7,370,970

		29,669,422

Specialty Retail: 2.77%
Home Depot Incorporated	378,150	16,786,079
TJX Companies Incorporated	331,250	22,571,375

		39,357,454

Textiles, Apparel & Luxury Goods: 5.77%
Coach Incorporated	364,870	25,559,144
lululemon athletica incorporated«†	306,400	19,343,032
Nike Incorporated Class B	137,800	14,329,822
Ralph Lauren Corporation	148,650	22,594,800

		81,826,798

Consumer Staples: 6.68%

Beverages: 0.81%
Monster Beverage Corporation	110,200	11,517,002

Food & Staples Retailing: 3.56%
Costco Wholesale Corporation	369,750	30,419,333
Whole Foods Market Incorporated	271,550	20,102,847

		50,522,180

Food Products: 1.06%
Mead Johnson & Company	202,350	14,992,112

Personal Products: 1.25%
Estee Lauder Companies Incorporated Class A	307,250	17,798,993

Portfolio of Investments—January 31, 2012 (Unaudited)	Wells Fargo Advantage Capital Growth Fund	9

Security Name	Shares	Value

Energy: 10.92%

Energy Equipment & Services: 4.95%
Cameron International Corporation†	452,550	$24,075,660
Ensco International plc ADR	397,900	20,945,456
Schlumberger Limited	337,100	25,339,807

		70,360,923

Oil, Gas & Consumable Fuels: 5.97%
Exxon Mobil Corporation	330,150	27,646,761
Occidental Petroleum Corporation	288,700	28,803,599
Pioneer Natural Resources Company«	284,980	28,298,514

		84,748,874

Financials: 6.98%

Consumer Finance: 5.35%
American Express Company	457,050	22,916,487
Capital One Financial Corporation	214,850	9,829,388
MasterCard Incorporated	46,860	16,662,010
Visa Incorporated Class A«	264,550	26,624,312

		76,032,197

REIT: 1.63%
American Tower Corporation	363,650	23,095,412

Health Care: 12.39%

Biotechnology: 2.65%
Alexion Pharmaceuticals Incorporated†	268,582	20,616,354
Gilead Sciences Incorporated†	346,950	16,945,038

		37,561,392

Health Care Equipment & Supplies: 1.03%
Intuitive Surgical Incorporated	31,950	14,694,125

Health Care Providers & Services: 2.20%
Humana Incorporated	122,750	10,927,205
UnitedHealth Group Incorporated	392,810	20,343,630

		31,270,835

Health Care Technology: 1.50%
Cerner Corporation«†	349,550	21,284,100

Pharmaceuticals: 5.01%
Allergan Incorporated	306,690	26,961,118
Bristol-Myers Squibb Company	720,650	23,233,756
Shire plc ADR	210,193	20,918,407

		71,113,281

Industrials: 10.62%

Aerospace & Defense: 1.45%
Precision Castparts Corporation«	125,900	20,607,312

10	Wells Fargo Advantage Capital Growth Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name	Shares	Value

Electrical Equipment: 0.73%
Rockwell Automation Incorporated	133,800	$10,419,006

Machinery: 4.50%
Cummins Incorporated	192,961	20,067,944
Danaher Corporation	554,450	29,114,170
Deere & Company	170,200	14,662,730

		63,844,844

Road & Rail: 2.70%
Hertz Global Holdings Incorporated«†	1,168,650	15,893,640
Union Pacific Corporation	195,539	22,352,063

		38,245,703

Trading Companies & Distributors: 1.24%
W.W. Grainger Incorporated«	92,537	17,650,507

Information Technology: 25.26%

Communications Equipment: 1.52%
F5 Networks Incorporated†	180,100	21,565,174

Computers & Peripherals: 9.54%
Apple Incorporated†	248,025	113,218,452
EMC Corporation†	864,320	22,264,883

		135,483,335

Internet Software & Services: 5.93%
Baidu.com Incorporated ADR†	115,110	14,678,827
eBay Incorporated†	655,750	20,721,700
Google Incorporated Class A†	84,150	48,816,257

		84,216,784

IT Services: 1.33%
Cognizant Technology Solutions Corporation Class A†	263,500	18,906,125

Semiconductors & Semiconductor Equipment: 2.89%
ARM Holdings plc ADR	193,850	5,598,388
Avago Technologies Limited	654,200	22,203,548
Microchip Technology Incorporated«	358,050	13,215,626

		41,017,562

Software: 4.05%
Autodesk Incorporated	318,200	11,455,200
Check Point Software Technologies Limited«	350,938	19,754,300
Citrix Systems Incorporated†	148,687	9,695,874
Red Hat Incorporated	31,371	1,454,673
VMware Incorporated	165,450	15,100,622

		57,460,669

Materials: 3.14%

Chemicals: 3.14%
Monsanto Company	384,050	31,511,303

Portfolio of Investments—January 31, 2012 (Unaudited)	Wells Fargo Advantage Capital Growth Fund	11

Security Name		Shares	Value

Chemicals (continued)
Praxair Incorporated		122,650	$13,025,430

			44,536,733

Telecommunication Services: 2.86%

Wireless Telecommunication Services: 2.86%
QUALCOMM Incorporated		690,200	40,597,563

Total Common Stocks (Cost $1,217,770,347)			1,397,647,111

		Principal
Other: 0.22%
Gryphon Funding Limited, Pass-Through Entity(a)(i)(v)		$4,185,360	1,130,047
VFNC Corporation, Pass-Through Entity, 0.27%(a)(i)(v)144A±		4,769,221	2,050,765

Total Other (Cost $1,486,707)			3,180,812

	Yield	Shares
Short-Term Investments: 7.38%

Investment Companies: 7.38%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.02%	2,689,712	2,689,712
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.15	102,068,543	102,068,543

Total Short-Term Investments (Cost $104,758,255)			104,758,255

Total Investments in Securities
(Cost $1,324,015,309)*	106.04%	1,505,586,178
Other Assets and Liabilities, Net	(6.04)	(85,805,382)

Total Net Assets	100.00%	$1,419,780,796

«	All or a portion of this security is on loan.

†	Non-income earning security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $1,327,994,666 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$189,138,757
Gross unrealized depreciation	(11,547,245)

Net unrealized appreciation	$177,591,512

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Capital Growth Fund	Statement of Assets and Liabilities—January 31, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$1,400,827,923
In affiliated securities, at value (see cost below)	104,758,255

Total investments, at value (see cost below)	1,505,586,178
Receivable for investments sold	27,868,320
Receivable for Fund shares sold	555,668
Receivable for dividends	387,537
Receivable for securities lending income	13,431
Prepaid expenses and other assets	47,819

Total assets	1,534,458,953

Liabilities
Payable for investments purchased	8,490,847
Payable for Fund shares redeemed	1,534,819
Payable upon receipt of securities loaned	103,555,250
Advisory fee payable	642,300
Distribution fees payable	4,684
Due to other related parties	158,937
Accrued expenses and other liabilities	291,320

Total liabilities	114,678,157

Total net assets	$1,419,780,796

NET ASSETS CONSIST OF
Paid-in capital	$1,474,204,049
Undistributed net investment income	897,753
Accumulated net realized losses on investments	(236,891,875)
Net unrealized gains on investments	181,570,869

Total net assets	$1,419,780,796

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$18,202,908
Shares outstanding – Class A	1,144,302
Net asset value per share – Class A	$15.91
Maximum offering price per share – Class A2	$16.88
Net assets – Class C	$7,398,238
Shares outstanding – Class C	481,080
Net asset value per share – Class C	$15.38
Net assets – Administrator Class	$364,699,397
Shares outstanding – Administrator Class	22,186,868
Net asset value per share – Administrator Class	$16.44
Net assets – Institutional Class	$944,966,378
Shares outstanding – Institutional Class	56,787,734
Net asset value per share – Institutional Class	$16.64
Net assets – Investor Class	$84,513,875
Shares outstanding – Investor Class	5,338,975
Net asset value per share – Investor Class	$15.83

Investments in unaffiliated securities, at cost	$1,219,257,054

Investments in affiliated securities, at cost	$104,758,255

Total investments, at cost	$1,324,015,309

Securities on loan, at value	$101,232,275

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended January 31, 2012 (Unaudited)	Wells Fargo Advantage Capital Growth Fund	13

Investment income
Dividends*	$6,310,317
Securities lending income, net	93,464
Income from affiliated securities	10,491

Total investment income	6,414,272

Expenses
Advisory fee	4,273,167
Administration fees
Fund level	340,387
Class A	23,414
Class C	9,515
Administrator Class	175,994
Institutional Class	360,296
Investor Class	137,756
Shareholder servicing fees
Class A	22,514
Class C	9,149
Administrator Class	439,985
Investor Class	104,141
Distribution fees
Class C	27,448
Custody and accounting fees	32,593
Professional fees	6,988
Registration fees	27,633
Shareholder report expenses	88,581
Trustees’ fees and expenses	6,033
Other fees and expenses	13,005

Total expenses	6,098,599
Less: Fee waivers and/or expense reimbursements	(582,080)

Net expenses	5,516,519

Net investment income	897,753

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(15,163,336)
Net change in unrealized gains (losses) on investments	(15,850,250)

Net realized and unrealized gains (losses) on investments	(31,013,586)

Net decrease in net assets resulting from operations	$(30,115,833)

* Net of foreign dividend withholding taxes of	$15,632

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Capital Growth Fund	Statements of Changes in Net Assets

	Six Months Ended January 31, 2012 (Unaudited)		Year Ended July 31, 2011

Operations
Net investment income (loss)		$897,753		$(1,580,716)
Net realized gains (losses) on investments		(15,163,336)		160,826,597
Net change in unrealized gains (losses) on investments		(15,850,250)		147,362,801

Net increase (decrease) in net assets resulting from operations		(30,115,833)		306,608,682

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	60,689	888,705	94,865	1,482,711
Class C	23,681	336,775	57,425	871,679
Administrator Class	3,275,005	50,148,454	5,250,091	82,207,407
Institutional Class	5,379,968	83,112,739	35,795,657	523,745,064
Investor Class	225,408	3,329,034	591,572	9,235,502

		137,815,707		617,542,363

Payment for shares redeemed
Class A	(189,600)	(2,838,419)	(675,574)	(10,233,303)
Class C	(67,090)	(964,822)	(90,936)	(1,394,981)
Administrator Class	(3,278,004)	(50,652,748)	(33,927,433)	(478,171,336)
Institutional Class	(6,889,576)	(107,284,919)	(12,422,744)	(201,343,608)
Investor Class	(878,337)	(12,894,650)	(2,605,808)	(39,824,815)

		(174,635,558)		(730,968,043)

Net decrease in net assets resulting from capital share transactions		(36,819,851)		(113,425,680)

Total increase (decrease) in net assets		(66,935,684)		193,183,002

Net assets
Beginning of period		1,486,716,480		1,293,533,478

End of period		$1,419,780,796		$1,486,716,480

Undistributed net investment income		$897,753		$0

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Capital Growth Fund	15

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Class A		2011	2010	2009	2008	2007[1]
Net asset value, beginning of period	$16.25	$13.07	$11.83	$17.60	$18.64	$18.64
Net investment income (loss)	(0.02)[2]	(0.07)[2]	(0.06)[2]	(0.00)[2,3]	(0.08)[2]	0.00
Net realized and unrealized gains (losses) on investments	(0.32)	3.25	1.30	(5.26)	0.08	0.00

Total from investment operations	(0.34)	3.18	1.24	(5.26)	0.00	0.00
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	(0.51)	(1.04)	0.00
Net asset value, end of period	$15.91	$16.25	$13.07	$11.83	$17.60	$18.64
Total return[4]	(2.09)%	24.43%	10.40%	(29.23)%	(0.46)%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.21%	1.27%	1.31%	1.22%	0.00%
Net expenses	1.20%	1.20%	1.25%	1.25%	1.22%	0.00%
Net investment income (loss)	(0.26)%	(0.48)%	(0.55)%	(0.01)%	(0.45)%	0.00%
Supplemental data
Portfolio turnover rate	58%	116%	128%	172%	151%	114%
Net assets, end of period (000’s omitted)	$18,203	$20,693	$24,222	$21,064	$33,756	$10

1.	Class A commenced operations on July 31, 2007 and had no activity during the period.

2.	Calculated based upon average shares outstanding.

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Capital Growth Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Class C		2011	2010	2009	2008	2007[1]
Net asset value, beginning of period	$15.77	$12.77	$11.65	$17.47	$18.64	$18.64
Net investment income (loss)	(0.07)[2]	(0.19)[2]	(0.17)	(0.08)[2]	(0.22)[2]	0.00
Net realized and unrealized gains (losses) on investments	(0.32)	3.19	1.29	(5.23)	0.09	0.00

Total from investment operations	(0.39)	3.00	1.12	(5.31)	(0.13)	0.00
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	(0.51)	(1.04)	0.00
Net asset value, end of period	$15.38	$15.77	$12.77	$11.65	$17.47	$18.64
Total return[3]	(2.47)%	23.49%	9.61%	(29.75)%	(1.18)%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.96%	1.96%	2.02%	2.02%	2.14%	0.00%
Net expenses	1.95%	1.95%	2.00%	1.96%	2.00%	0.00%
Net investment income (loss)	(1.01)%	(1.23)%	(1.31)%	(0.70)%	(1.21)%	0.00%
Supplemental data
Portfolio turnover rate	58%	116%	128%	172%	151%	114%
Net assets, end of period (000’s omitted)	$7,398	$8,272	$7,127	$6,772	$7,835	$10

1.	Class C commenced operations on July 31, 2007 and had no activity during the period.

2.	Calculated based upon average shares outstanding.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Capital Growth Fund	17

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Administrator Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$16.77	$13.45	$12.17	$18.03	$19.03	$16.07
Net investment income (loss)	0.00 [2]	(0.03)[1]	(0.03)[1]	0.04 [1]	(0.02)[1]	(0.02)[1]
Net realized and unrealized gains (losses) on investments	(0.33)	3.35	1.35	(5.39)	0.06	3.08

Total from investment operations	(0.33)	3.32	1.32	(5.35)	0.04	3.06
Distributions to shareholders from
Net investment income	0.00	0.00	(0.04)	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	(0.51)	(1.04)	(0.10)

Total distributions to shareholders	0.00	0.00	(0.04)	(0.51)	(1.04)	(0.10)
Net asset value, end of period	$16.44	$16.77	$13.45	$12.17	$18.03	$19.03
Total return[3]	(1.97)%	24.68%	10.81%	(29.02)%	(0.24)%	19.08%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.05%	1.09%	1.13%	1.12%	1.18%
Net expenses	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%
Net investment income (loss)	0.00%	(0.21)%	(0.25)%	0.33%	(0.11)%	(0.09)%
Supplemental data
Portfolio turnover rate	58%	116%	128%	172%	151%	114%
Net assets, end of period (000’s omitted)	$364,699	$372,178	$684,207	$680,869	$678,414	$500,499

1.	Calculated based upon average shares outstanding.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Capital Growth Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Institutional Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$16.96	$13.57	$12.27	$18.14	$19.10	$16.10
Net investment income (loss)	0.02 [1]	0.00 [2]	(0.00)	0.06 [1]	0.01 [1]	0.02 [1]
Net realized and unrealized gains (losses) on investments	(0.34)	3.39	1.36	(5.42)	0.07	3.08

Total from investment operations	(0.32)	3.39	1.36	(5.36)	0.08	3.10
Distributions to shareholders from
Net investment income	0.00	0.00	(0.06)	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	(0.51)	(1.04)	(0.10)

Total distributions to shareholders	0.00	0.00	(0.06)	(0.51)	(1.04)	(0.10)
Net asset value, end of period	$16.64	$16.96	$13.57	$12.27	$18.14	$19.10
Total return[3]	(1.89)%	25.07%	10.97%	(28.90)%	(0.02)%	19.36%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.78%	0.82%	0.86%	0.85%	0.91%
Net expenses	0.70%	0.70%	0.75%	0.75%	0.75%	0.76%
Net investment income (loss)	0.24%	0.00%	(0.06)%	0.51%	0.07%	0.11%
Supplemental data
Portfolio turnover rate	58%	116%	128%	172%	151%	114%
Net assets, end of period (000’s omitted)	$944,966	$988,633	$473,777	$443,931	$539,373	$281,353

1.	Calculated based upon average shares outstanding.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Capital Growth Fund	19

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Investor Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$16.18	$13.02	$11.79	$17.56	$18.64	$15.81
Net investment loss	(0.02)[1]	(0.08)[1]	(0.08)[1]	(0.01)[1]	(0.10)[1]	(0.10)[1]
Net realized and unrealized gains (losses) on investments	(0.33)	3.24	1.31	(5.25)	0.06	3.03

Total from investment operations	(0.35)	3.16	1.23	(5.26)	(0.04)	2.93
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	(0.51)	(1.04)	(0.10)
Net asset value, end of period	$15.83	$16.18	$13.02	$11.79	$17.56	$18.64
Total return[2]	(2.16)%	24.37%	10.35%	(29.30)%	(0.68)%	18.63%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.28%	1.36%	1.41%	1.42%	1.53%
Net expenses	1.27%	1.27%	1.35%	1.36%	1.39%	1.42%
Net investment loss	(0.33)%	(0.55)%	(0.64)%	(0.12)%	(0.54)%	(0.56)%
Supplemental data
Portfolio turnover rate	58%	116%	128%	172%	151%	114%
Net assets, end of period (000’s omitted)	$84,514	$96,941	$104,200	$220,008	$379,966	$374,723

1.	Calculated based upon average shares outstanding.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Capital Growth Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Capital Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Capital Growth Fund	21

impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of July 31, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $217,442,388 with $4,472,500 expiring in 2015, $17,258,430 expiring in 2016 and $195,711,458 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

22	Wells Fargo Advantage Capital Growth Fund	Notes to Financial Statements (Unaudited)
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$1,397,647,111	$0	$0	$1,397,647,111
Other	0	0	3,180,812	3,180,812

Short-term investments
Investment companies	2,689,712	102,068,543	0	104,758,255
	$1,400,336,823	$102,068,543	$3,180,812	$1,505,586,178

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of July 31, 2011	$4,511,470
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(784,221)
Purchases	0
Sales	(546,437)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of January 31, 2012	$3,180,812
Change in unrealized gains (losses) relating to securities still held at January 31, 2012	$(1,060,759)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended January 31, 2012, the advisory fee was equivalent to an annual rate of 0.63% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.15% as the average daily net assets of the Fund increase.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Capital Growth Fund	23

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.33

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.20% for Class A, 1.95% for Class C, 0.94% for Administrator Class, 0.70% for Institutional Class and 1.27% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of its average daily net assets.

For the six months ended January 31, 2012, Wells Fargo Funds Distributor, LLC received $1,581 from the sale of Class A shares and $141 and $229 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended January 31, 2012 were $798,622,349 and $861,780,880, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended January 31, 2012, the Fund paid $734 in commitment fees.

For the six months ended January 31, 2012, there were no borrowings by the Fund under the agreement.

24	Wells Fargo Advantage Capital Growth Fund	Notes to Financial Statements (Unaudited)

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage Capital Growth Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Capital Growth Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Capital Growth Fund	27

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Capital Growth Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207943 03-12 SA200/SAR200 1-12

Wells Fargo Advantage

Disciplined U.S. Core Fund

Semi-Annual Report

January 31, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of January 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Disciplined U.S. Core Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain.

The slow-motion debt crisis in the eurozone was a major headwind to both domestic and global stock market indexes.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Disciplined U.S. Core Fund for the six-month period that ended January 31, 2012. The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain. Most U.S. stock indexes posted gains for the period, even if only modest ones.

Worries gave way to guarded optimism for the U.S. economy.

The period began with worries that the U.S. economy was returning to recession. Revised figures for gross domestic product (GDP) indicated that the U.S. economy grew by an annualized rate of only 0.8% in the first half of 2011. Moreover, although the July 2011 Institute for Supply Management (ISM) manufacturing survey suggested that factories continued to expand, the rate of expansion was lower than in previous months. The prolonged debate over whether and how to raise the U.S. debt ceiling—which only ended on July 31, 2011—also depressed market sentiment by highlighting the country’s political divisions.

The stock market remained volatile throughout September. By late October, however, stronger economic data led to greater optimism and higher stock prices. Revised real GDP growth came in at 1.8% in the third quarter of 2011 and 2.8% in the fourth quarter, suggesting that the recovery was on firmer footing. Economic growth was not evenly distributed, though, as December 2011 retail same-store sales generally showed stronger growth for retailers targeting affluent customers than for those targeting the broad middle class. The reported unemployment rate also showed some signs of improvement, falling from 9.1% in August 2011 to 8.3% in January 2012. However, this decline in the unemployment rate was accompanied by an increase in the number of Americans not in the labor force, raising concerns about the economy’s ability to generate jobs.

The eurozone had continued trouble.

The slow-motion debt crisis in the eurozone was a major headwind to both domestic and global stock market indexes. The worsening debt and deficit numbers for Greece in late 2011 and early 2012 cast doubt on the country’s ability to service its debt under the plan put in place by the European Union and the International Monetary Fund and put the ongoing drama of the European sovereign debt crisis back on center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as many Greeks rioted in response to greater budgetary austerity and the discussion moved from whether private investors would take a loss on their Greek debt to how big the loss would be. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effect of such an event on the financial system and the global economy.

Even as the situation in Greece deteriorated, eurozone GDP numbers supported the case for a modest recovery in the global economy. Reported GDP growth for the 17 countries that comprise the eurozone was modest, rising 0.2% in the third quarter compared to the second quarter, and by 0.2% in the fourth quarter

Letter to Shareholders	Wells Fargo Advantage Disciplined U.S. Core Fund	3

compared to the third quarter. However, the eurozone average concealed a wide variation between economies, with Germany’s growing by 0.5% in the third quarter of 2011 even as Greece’s GDP contracted.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system. Moreover, in response to extreme market volatility and signs of a weakening economy, in its August 2011 policy statement, the Federal Reserve (Fed) announced it would keep interest rates “exceptionally low” until at least mid-2013 as a way to support the economy. Market participants interpreted the Fed’s statement to mean that the central bankers believed the economy would remain weak over the next two years. However, the Fed also said that it was considering a “range of policy tools available to promote a stronger economic recovery” and “is prepared to employ these tools as appropriate.”

At the beginning of the period, the European Central Bank (ECB) had a key rate of 1.50% but lowered it to 1.25% in November 2011 and then to 1.00% in December 2011 in an attempt to support the sluggish eurozone recovery. To support the banking system, in late 2011, the ECB initiated a long-term refinancing operation (LTRO) in which it supplied three-year loans to banks against a wide range of collateral. The operation basically provided a near-unlimited amount of liquidity to banks, easing some investor concerns about the effect of an increasingly probable Greek default.

We use time-tested investment strategies, even as many variables are at work in the market.

Experience tells us that strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Disciplined U.S. Core Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Golden Capital Management, LLC.

PORTFOLIO MANAGER

Greg Golden, CFA

FUND INCEPTION

February 28, 1990

TEN LARGEST EQUITY HOLDINGS[1] (AS OF JANUARY 31, 2012)
Apple Incorporated	4.04%
Exxon Mobil Corporation	3.69%
ChevronTexaco Corporation	2.12%
Microsoft Corporation	2.02%
International Business Machines Corporation	1.89%
General Electric Company	1.84%
AT&T Incorporated	1.65%
Pfizer Incorporated	1.49%
Johnson & Johnson	1.48%
Intel Corporation	1.42%

SECTOR DISTRIBUTION[2] (AS OF JANUARY 31, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Disciplined U.S. Core Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JANUARY 31, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (EVSAX)	02/28/1990	(2.94)	(0.84)	(1.18)	3.30	2.98	5.20	(0.00)	3.91	0.93%	0.92%
Class C (EVSTX)	06/30/1999	1.63	3.46	(0.74)	3.15	2.63	4.46	(0.74)	3.15	1.68%	1.67%
Administrator Class (EVSYX)	02/21/1995					3.06	5.41	0.23	4.17	0.77%	0.74%
Institutional Class (EVSIX)	07/30/2010					3.19	5.61	0.30	4.20	0.50%	0.48%
S&P 500 Index[6]						(2.71)	4.22	0.33	3.52

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Enhanced S&P 500 Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

6.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 08-01-2011	Ending Account Value 01-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,029.84	$4.64	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.62	0.91%
Class C
Actual	$1,000.00	$1,026.33	$8.46	1.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.79	$8.42	1.66%
Administrator Class
Actual	$1,000.00	$1,030.64	$3.78	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.76	0.74%
Institutional Class
Actual	$1,000.00	$1,031.89	$2.45	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.72	$2.44	0.48%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 98.62%

Consumer Discretionary: 9.93%

Auto Components: 0.38%
BorgWarner Incorporated†«	10,640	$794,063
Dana Holding Corporation†	36,266	538,550
The Goodyear Tire & Rubber Company†	29,666	385,658

		1,718,271

Automobiles: 0.58%
Ford Motor Company«	208,460	2,589,073

Diversified Consumer Services: 0.93%
Apollo Group Incorporated Class A†	14,557	762,932
ITT Educational Services Incorporated†«	44,851	2,954,335
Service Corporation International	41,422	459,784

		4,177,051

Hotels, Restaurants & Leisure: 0.56%
McDonald’s Corporation	25,077	2,483,877

Internet & Catalog Retail: 0.13%
Expedia Incorporated	17,895	579,261

Media: 3.21%
Comcast Corporation Class A	145,856	3,878,311
DIRECTV Group Incorporated	62,746	2,824,197
Interpublic Group of Companies Incorporated	58,515	604,460
News Corporation Class A	144,605	2,722,912
Time Warner Incorporated«	61,064	2,263,032
Walt Disney Company	54,482	2,119,350

		14,412,262

Multiline Retail: 1.01%
Dillard’s Incorporated Class A«	58,026	2,567,651
Dollar Tree Incorporated	15,818	1,341,525
Target Corporation	12,170	618,358

		4,527,534

Specialty Retail: 3.13%
Aeropostale Incorporated†«	40,577	664,245
AutoZone Incorporated†	1,997	694,716
Best Buy Company Incorporated«	107,227	2,568,087
GameStop Corporation Class A†	22,725	530,856
Gap Incorporated	36,265	688,310
Home Depot Incorporated	81,066	3,598,520
Limited Brands Incorporated	11,829	495,162
Lowe’s Companies Incorporated	108,641	2,914,838
RadioShack Corporation«	264,088	1,896,152

		14,050,886

Portfolio of Investments—January 31, 2012 (Unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	9

Security Name	Shares	Value

Consumer Staples: 10.21%

Beverages: 2.16%
Coca-Cola Enterprises Incorporated	70,439	$1,887,061
Constellation Brands Incorporated Class A†	131,035	2,738,632
The Coca-Cola Company	75,164	5,075,825

		9,701,518

Food & Staples Retailing: 4.37%
Costco Wholesale Corporation	16,301	1,341,083
CVS Caremark Corporation	87,094	3,636,174
Kroger Company	134,977	3,207,054
Safeway Incorporated«	125,704	2,762,974
SUPERVALU Incorporated«	337,461	2,331,856
Wal-Mart Stores Incorporated	103,082	6,325,112

		19,604,253

Food Products: 1.28%
Archer Daniels Midland Company	89,469	2,561,497
Dean Foods Company	247,003	2,657,752
Tyson Foods Incorporated Class A«	28,720	535,341

		5,754,590

Household Products: 0.81%
Procter & Gamble Company	57,572	3,629,339

Personal Products: 0.60%
Herbalife Limited	46,176	2,672,667

Tobacco: 0.99%
Philip Morris International	59,689	4,462,947

Energy: 12.14%

Energy Equipment & Services: 1.96%
Baker Hughes Incorporated	8,286	407,091
Halliburton Company	47,184	1,735,428
Helmerich & Payne Incorporated«	40,929	2,525,729
National Oilwell Varco Incorporated	32,473	2,402,353
Schlumberger Limited	22,786	1,712,824

		8,783,425

Oil, Gas & Consumable Fuels: 10.18%
ChevronTexaco Corporation	92,167	9,500,574
ConocoPhillips	66,949	4,566,591
Exxon Mobil Corporation	197,620	16,548,699
Hess Corporation	7,188	404,684
Marathon Oil Corporation	90,487	2,840,387
Marathon Petroleum Corporation	82,102	3,137,938
Murphy Oil Corporation	46,396	2,765,202
Occidental Petroleum Corporation	4,410	439,986
Tesoro Corporation	96,126	2,406,034
Valero Energy Corporation	127,820	3,066,402

		45,676,497

10	Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name	Shares	Value

Financials: 13.27%

Capital Markets: 0.46%
Bank of New York Mellon Corporation	47,073	$947,579
State Street Corporation	29,015	1,136,808

		2,084,387

Commercial Banks: 2.04%
Fifth Third Bancorp	156,548	2,036,689
KeyCorp	227,708	1,769,291
PNC Financial Services Group Incorporated	22,644	1,334,184
Regions Financial Corporation	147,630	770,629
US Bancorp	114,947	3,243,804

		9,154,597

Consumer Finance: 1.50%
American Express Company	24,065	1,206,619
Capital One Financial Corporation	58,361	2,670,016
Discover Financial Services	104,321	2,835,445

		6,712,080

Diversified Financial Services: 2.54%
Citigroup Incorporated	130,470	4,008,038
InterContinental Exchange Incorporated	6,188	708,402
JPMorgan Chase & Company	167,531	6,248,906
NASDAQ Stock Market Incorporated	16,675	413,207

		11,378,553

Insurance: 3.77%
ACE Limited	5,737	399,295
AFLAC Incorporated	61,111	2,947,383
American Financial Group Incorporated	11,432	419,211
Berkshire Hathaway Incorporated Class B†	52,479	4,112,779
Chubb Corporation	12,626	851,119
Lincoln National Corporation	22,165	477,434
MetLife Incorporated	76,664	2,708,539
Prudential Financial Incorporated	49,361	2,825,424
Torchmark Corporation	24,982	1,140,928
UnumProvident Corporation	45,326	1,034,793

		16,916,905

REITs: 2.96%
Equity Residential«	8,509	506,711
HCP Incorporated«	59,733	2,510,578
Host Hotels & Resorts Incorporated«	146,364	2,403,297
Public Storage Incorporated	18,820	2,613,345
Simon Property Group Incorporated	22,403	3,043,672
Weyerhaeuser Company	109,947	2,201,139

		13,278,742

Portfolio of Investments—January 31, 2012 (Unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	11

Security Name	Shares	Value

Health Care: 12.38%

Biotechnology: 1.31%
Amgen Incorporated	40,351	$2,740,236
Gilead Sciences Incorporated†	64,164	3,133,770

		5,874,006

Health Care Equipment & Supplies: 0.59%
Boston Scientific Corporation†	368,044	2,193,542
Medtronic Incorporated	11,492	443,246

		2,636,788

Health Care Providers & Services: 3.99%
Aetna Incorporated	59,240	2,588,788
AmerisourceBergen Corporation	24,545	956,519
Cardinal Health Incorporated	9,128	392,778
CIGNA Corporation	9,909	444,220
Express Scripts Incorporated«	21,233	1,086,280
Humana Incorporated	29,822	2,654,754
McKesson Corporation	22,996	1,879,233
Medco Health Solutions Incorporated	45,071	2,795,303
UnitedHealth Group Incorporated	51,928	2,689,351
WellPoint Incorporated	37,428	2,407,369

		17,894,595

Pharmaceuticals: 6.49%
Abbott Laboratories	62,826	3,402,028
Bristol-Myers Squibb Company	84,784	2,733,436
Eli Lilly & Company	68,842	2,735,781
Forest Laboratories Incorporated†	63,537	2,019,206
Johnson & Johnson	100,859	6,647,617
Merck & Company Incorporated	127,925	4,894,411
Pfizer Incorporated	313,253	6,703,614

		29,136,093

Industrials: 10.32%

Aerospace & Defense: 3.95%
General Dynamics Corporation	36,647	2,534,507
Honeywell International Incorporated	38,908	2,258,220
L-3 Communications Holdings Incorporated	38,691	2,737,001
Lockheed Martin Corporation	31,365	2,581,967
Northrop Grumman Corporation	44,711	2,595,474
Raytheon Company	46,463	2,229,759
United Technologies Corporation	35,554	2,785,656

		17,722,584

Air Freight & Logistics: 0.63%
FedEx Corporation«	30,931	2,829,877

Airlines: 0.27%
Southwest Airlines Company	125,116	1,198,611

12	Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name	Shares	Value

Commercial Services & Supplies: 0.07%
RR Donnelley & Sons Company«	29,052	$330,031

Construction & Engineering: 0.11%
Fluor Corporation	8,470	476,353

Industrial Conglomerates: 1.84%
General Electric Company	441,631	8,262,916

Machinery: 1.79%
Caterpillar Incorporated	4,611	503,152
Cummins Incorporated	23,829	2,478,216
Paccar Incorporated	21,760	961,792
Parker Hannifin Corporation	33,651	2,714,963
Timken Company	13,987	682,985
Xylem Incorporated	26,046	674,852

		8,015,960

Road & Rail: 1.66%
Amerco Corporation	32,092	3,103,938
CSX Corporation	97,779	2,204,916
Norfolk Southern Corporation	14,473	1,044,951
Ryder System Incorporated	11,078	623,470
Union Pacific Corporation	4,214	481,702

		7,458,977

Information Technology: 20.17%

Communications Equipment: 1.87%
QUALCOMM Incorporated	54,219	3,189,162
Cisco Systems Incorporated	264,351	5,189,210

		8,378,372

Computers & Peripherals: 6.80%
Apple Incorporated†	39,743	18,141,885
Dell Incorporated†	169,709	2,924,086
EMC Corporation	91,805	2,364,897
Hewlett-Packard Company	115,105	3,220,638
Seagate Technology plc	36,928	780,658
Western Digital Corporation	84,144	3,058,634

		30,490,798

Electronic Equipment, Instruments & Components: 0.93%
Agilent Technologies Incorporated	12,059	512,146
Amkor Technology Incorporated†«	90,013	515,774
Corning Incorporated	30,086	387,207
Jabil Circuit Incorporated	122,579	2,777,640

		4,192,767

Internet Software & Services: 2.06%
eBay Incorporated	12,929	408,556
Google Incorporated Class A†	9,893	5,739,028
IAC InterActive Corporation	71,975	3,099,963

		9,247,547

Portfolio of Investments—January 31, 2012 (Unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	13

Security Name	Shares	Value

IT Services: 2.13%
Computer Sciences Corporation	18,499	$477,829
International Business Machines Corporation	44,135	8,500,401
Total System Services Incorporated	27,849	597,083

		9,575,313

Office Electronics: 0.56%
Xerox Corporation	321,097	2,488,502

Semiconductors & Semiconductor Equipment: 2.63%
Applied Materials Incorporated	197,728	2,428,100
Intel Corporation	241,713	6,386,057
LSI Logic Corporation†	396,154	2,998,886

		11,813,043

Software: 3.19%
Microsoft Corporation	306,479	9,050,325
Oracle Corporation	187,241	5,280,196

		14,330,521

Materials: 2.87%

Chemicals: 1.09%
CF Industries Holdings Incorporated	17,160	3,043,841
Dow Chemical Company	16,965	568,497
Mosaic Company	23,215	1,299,344

		4,911,682

Metals & Mining: 1.24%
Freeport-McMoRan Copper & Gold Incorporated Class B	80,961	3,741,208
Nucor Corporation	10,754	478,445
Silver Standard Resources Incorporated	76,963	1,329,151

		5,548,804

Paper & Forest Products: 0.54%
International Paper Company«	77,244	2,405,378

Telecommunication Services: 2.88%

Diversified Telecommunication Services: 2.78%
AT&T Incorporated	251,063	7,383,763
Verizon Communications Incorporated«	135,415	5,099,729

		12,483,492

Wireless Telecommunication Services: 0.10%
Sprint Nextel Corporation	198,108	419,989

Utilities: 4.45%

Electric Utilities: 2.11%
Duke Energy Corporation«	83,480	1,778,959
Edison International	64,256	2,637,066
Entergy Corporation	36,478	2,530,844
Exelon Corporation«	63,111	2,510,556

		9,457,425

14	Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name		Shares	Value

Gas Utilities: 0.14%
Questar Corporation		33,405	$644,048

Independent Power Producers & Energy Traders: 0.38%
AES Corporation†		132,656	1,692,690

Multi-Utilities: 1.82%
Ameren Corporation		80,941	2,560,973
CenterPoint Energy Incorporated		133,090	2,458,172
Public Service Enterprise Group Incorporated		81,776	2,481,084
Sempra Energy		12,041	685,133

			8,185,362

Total Common Stocks (Cost $320,918,625)			442,451,239

	Yield
Short-Term Investments: 8.66%

Investment Companies: 8.66%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.02%	6,525,583	6,525,583
Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(r)(v)	0.15	32,336,450	32,336,450

Total Short-Term Investments (Cost $38,862,033)			38,862,033

Total Investments in Securities
(Cost $359,780,658)*	107.28%	481,313,272
Other Assets and Liabilities, Net	(7.28)	(32,643,365)

Total Net Assets	100.00%	$448,669,907

†	Non-income earning security.

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $361,833,253 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$125,716,036
Gross unrealized depreciation	(6,236,017)

Net unrealized appreciation	$119,480,019

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—January 31, 2012 (Unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	15

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$442,451,239
In affiliated securities, at value (see cost below)	38,862,033

Total investments, at value (see cost below)	481,313,272
Receivable for Fund shares sold	25,896
Receivable for dividends	449,729
Receivable for securities lending income	19,427
Prepaid expenses and other assets	80,863

Total assets	481,889,187

Liabilities
Payable for Fund shares redeemed	409,976
Payable upon receipt of securities loaned	32,336,450
Advisory fee payable	70,830
Distribution fees payable	1,494
Due to other related parties	67,954
Accrued expenses and other liabilities	332,576

Total liabilities	33,219,280

Total net assets	$448,669,907

NET ASSETS CONSIST OF
Paid-in capital	$295,339,092
Undistributed net investment income	3,327,280
Accumulated net realized gains on investments	28,470,921
Net unrealized gains on investments	121,532,614

Total net assets	$448,669,907

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$254,233,252
Shares outstanding – Class A	18,287,526
Net asset value per share – Class A	$13.90
Maximum offering price per share – Class A2	$14.75
Net assets – Class C	$8,652,868
Shares outstanding – Class C	644,416
Net asset value per share – Class C	$13.43
Net assets – Administrator Class	$184,591,373
Shares outstanding – Administrator Class	13,168,711
Net asset value per share – Administrator Class	$14.02
Net assets – Institutional Class	$1,192,414
Shares outstanding – Institutional Class	85,205
Net asset value per share – Institutional Class	$13.99

Investments in unaffiliated securities, at cost	$320,918,625

Investments in affiliated securities, at cost	$38,862,033

Total investments, at cost	$359,780,658

Securities on loan, at value	$31,483,274

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Disciplined U.S. Core Fund	Statement of Operations—Six Months Ended January 31, 2012 (Unaudited)

Investment income
Dividends	$5,304,345
Securities lending income, net	61,887
Income from affiliated securities	2,045
Interest	64

Total investment income	5,368,341

Expenses
Advisory fee	690,756
Administration fees
Fund level	115,126
Class A	323,178
Class C	10,610
Administrator Class	101,507
Institutional Class	292
Shareholder servicing fees
Class A	310,748
Class C	10,202
Administrator Class	251,975
Distribution fees
Class C	30,605
Custody and accounting fees	19,267
Professional fees	24,028
Registration fees	22,265
Shareholder report expenses	31,837
Trustees’ fees and expenses	8,738
Other fees and expenses	17,308

Total expenses	1,968,442
Less: Fee waivers and/or expense reimbursements	(11,554)

Net expenses	1,956,888

Net investment income	3,411,453

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	31,167,600
Futures transactions	(575,097)

Net realized gains on investments	30,592,503

Net change in unrealized gains (losses) on:
Unaffiliated securities	(24,771,163)
Futures transactions	19,905

Net change in unrealized gains (losses) on investments	(24,751,258)

Net realized and unrealized gains (losses) on investments	5,841,245

Net increase in net assets resulting from operations	$9,252,698

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Disciplined U.S. Core Fund	17

	Six Months Ended January 31, 2012 (Unaudited)		Year Ended July 31, 2011

Operations
Net investment income		$3,411,453		$7,666,243
Net realized gains on investments		30,592,503		107,381,301
Net change in unrealized gains (losses) on investments		(24,751,258)		(1,346,233)

Net increase in net assets resulting from operations		9,252,698		113,701,311

Distributions to shareholders from
Net investment income
Class A		(4,231,155)		(124,951)
Class C		(53,972)		0
Administrator Class		(3,244,083)		(212,566)
Institutional Class		(25,062)		(8)
Net realized gains
Class A		(9,085,986)		0
Class C		(310,411)		0
Administrator Class		(7,012,529)		0
Institutional Class		(40,036)		0

Total distributions to shareholders		(24,003,234)		(337,525)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	149,613	1,973,072	430,266	5,684,893
Class C	26,749	339,539	35,384	472,116
Administrator Class	238,736	3,161,458	1,012,926	13,285,992
Institutional Class	85,478	1,071,132	0	0

		6,545,201		19,443,001

Reinvestment of distributions
Class A	931,488	12,377,000	8,603	115,201
Class C	17,202	220,814	0	0
Administrator Class	203,569	2,733,877	4,345	58,533
Institutional Class	4,870	65,098	1	8

		15,396,789		173,742

Payment for shares redeemed
Class A	(1,629,903)	(22,002,289)	(3,893,101)	(52,287,068)
Class C	(39,901)	(509,121)	(401,485)	(5,197,587)
Administrator Class	(4,319,181)	(57,887,793)	(14,937,178)	(202,387,161)
Institutional Class	(5,978)	(78,369)	0	0

		(80,477,572)		(259,871,816)

Net decrease in net assets resulting from capital share transactions		(58,535,582)		(240,255,073)

Total decrease in net assets		(73,286,118)		(126,891,287)

Net assets
Beginning of period		521,956,025		648,847,312

End of period		$448,669,907		$521,956,025

Undistributed net investment income		$3,327,280		$7,470,099

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Disciplined U.S. Core Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,				Year Ended September 30,
Class A		2011	2010[1]	2009[1]	20081,[2]	2007[1]	2006[1]
Net asset value, beginning of period	$14.25	$11.93	$10.85	$14.40	$18.97	$17.09	$15.56
Net investment income	0.09	0.16	0.15	0.18	0.14	0.18	0.19
Net realized and unrealized gains (losses) on investments	0.29	2.17	1.09	(3.15)	(2.58)	2.48	1.53

Total from investment operations	0.38	2.33	1.24	(2.97)	(2.44)	2.66	1.72
Distributions to shareholders from
Net investment income	(0.23)	(0.01)	(0.16)	(0.17)	(0.14)	(0.18)	(0.19)
Net realized gains	(0.50)	0.00	0.00	(0.41)	(1.99)	(0.60)	0.00

Total distributions to shareholders	(0.73)	(0.01)	(0.16)	(0.58)	(2.13)	(0.78)	(0.19)
Net asset value, end of period	$13.90	$14.25	$11.93	$10.85	$14.40	$18.97	$17.09
Total return[3]	2.98%	19.50%	11.39%	(20.07)%	(14.06)%	15.98%	11.13%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.93%	0.76%	1.00%	0.94%	0.89%	0.82%
Net expenses	0.91%	0.92%	0.76%	1.00%	0.94%	0.89%	0.81%
Net investment income	1.40%	1.18%	1.27%	1.71%	1.12%	0.92%	1.20%
Supplemental data
Portfolio turnover rate	53%	64%	63%	30%	29%	71%	52%
Net assets, end of period (000’s omitted)	$254,233	$268,460	$265,835	$243,049	$348,350	$513,074	$115,630

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Enhanced S&P 500 Fund which became accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Enhanced S&P 500 Fund.

2.	For the ten months ended July 31, 2008. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2008.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Disciplined U.S. Core Fund	19

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,				Year Ended September 30,
Class C		2011	2010[1]	2009[1]	20081,[2]	2007[1]	2006[1]
Net asset value, beginning of period	$13.69	$11.54	$10.50	$13.95	$18.45	$16.64	$15.17
Net investment income	0.04	0.05	0.06	0.11	0.05	0.04 [3]	0.07 [3]
Net realized and unrealized gains (losses) on investments	0.28	2.10	1.04	(3.06)	(2.51)	2.42	1.49

Total from investment operations	0.32	2.15	1.10	(2.95)	(2.46)	2.46	1.56
Distributions to shareholders from
Net investment income	(0.08)	0.00	(0.06)	(0.09)	(0.05)	(0.05)	(0.09)
Net realized gains	(0.50)	0.00	0.00	(0.41)	(1.99)	(0.60)	0.00

Total distributions to shareholders	(0.58)	0.00	(0.06)	(0.50)	(2.04)	(0.65)	(0.09)
Net asset value, end of period	$13.43	$13.69	$11.54	$10.50	$13.95	$18.45	$16.64
Total return[4]	2.63%	18.63%	10.51%	(20.65)%	(14.58)%	15.10%	10.29%
Ratios to average net assets (annualized)
Gross expenses	1.66%	1.68%	1.51%	1.76%	1.69%	1.63%	1.56%
Net expenses	1.66%	1.67%	1.51%	1.76%	1.69%	1.63%	1.55%
Net investment income	0.65%	0.44%	0.52%	0.95%	0.36%	0.24%	0.45%
Supplemental data
Portfolio turnover rate	53%	64%	63%	30%	29%	71%	52%
Net assets, end of period (000’s omitted)	$8,653	$8,768	$11,613	$11,462	$10,409	$12,331	$7,944

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Enhanced S&P 500 Fund which became accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Enhanced S&P 500 Fund.

2.	For the ten months ended July 31, 2008. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2008.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Disciplined U.S. Core Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,				Year Ended September 30,
Administrator Class		2011	2010[1]	2009[1]	20081,[2]	2007[1]	2006[1]
Net asset value, beginning of period	$14.36	$11.99	$10.92	$14.48	$19.06	$17.16	$15.62
Net investment income	0.11 [3]	0.19 [3]	0.20	0.22	0.19	0.23	0.24
Net realized and unrealized gains (losses) on investments	0.28	2.19	1.06	(3.17)	(2.61)	2.49	1.53

Total from investment operations	0.39	2.38	1.26	(2.95)	(2.42)	2.72	1.77
Distributions to shareholders from
Net investment income	(0.23)	(0.01)	(0.19)	(0.20)	(0.17)	(0.22)	(0.23)
Net realized gains	(0.50)	0.00	0.00	(0.41)	(1.99)	(0.60)	0.00)

Total distributions to shareholders	(0.73)	(0.01)	(0.19)	(0.61)	(2.16)	(0.82)	(0.23)
Net asset value, end of period	$14.02	$14.36	$11.99	$10.92	$14.48	$19.06	$17.16
Total return[4]	3.06%	19.84%	11.51%	(19.81)%	(13.89)%	16.28%	11.44%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.77%	0.52%	0.75%	0.69%	0.62%	0.56%
Net expenses	0.74%	0.74%	0.52%	0.75%	0.69%	0.62%	0.55%
Net investment income	1.61%	1.37%	1.53%	1.99%	1.36%	1.25%	1.45%
Supplemental data
Portfolio turnover rate	53%	64%	63%	30%	29%	71%	52%
Net assets, end of period (000’s omitted)	$184,591	$244,716	$371,389	$484,594	$942,112	$1,592,166	$1,722,790

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Enhanced S&P 500 Fund which became accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Enhanced S&P 500 Fund.

2.	For the ten months ended July 31, 2008. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2008.

3.	Calculated based upon average shares outstanding.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Disciplined U.S. Core Fund	21

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Institutional Class		2011	2010[1]
Net asset value, beginning of period	$14.39	$11.99	$11.99
Net investment income	0.11 [2]	0.22	0.00
Net realized and unrealized gains (losses) on investments	0.29	2.19	0.00

Total from investment operations	0.40	2.41	0.00
Distributions to shareholders from
Net investment income	(0.30)	(0.01)	0.00
Net realized gains	(0.50)	0.00	0.00

Total distributions to shareholders	(0.80)	(0.01)	0.00
Net asset value, end of period	$13.99	$14.39	$11.99
Total return[3]	3.19%	20.10%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.49%	0.51%	0.00%
Net expenses	0.48%	0.47%	0.00%
Net investment income	1.62%	1.62%	0.00%
Supplemental data
Portfolio turnover rate	53%	64%	63%
Net assets, end of period (000’s omitted)	$1,192	$12	$10

1.	For the period from July 30, 2010 (commence of class operations) to July 31, 2010.

2.	Calculated based upon average shares outstanding.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Disciplined U.S. Core Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Disciplined U.S. Core Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	23

Futures contracts

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

24	Wells Fargo Advantage Disciplined U.S. Core Fund	Notes to Financial Statements (Unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$442,451,239	$0	$0	$442,451,239
Short-term investments
Investment companies	6,525,583	32,336,450	0	38,862,033
	$448,976,822	$32,336,450	$0	$481,313,272

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Further details on the major security types listed above can be found in the Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended January 31, 2012, the advisory fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Golden Capital Management, LLC, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Fund increase. Prior to October 1, 2011, Wells Capital Management, also an affiliate of Funds Management, was the sub-adviser to the Fund and received a fee from Funds Management at the same rates as is currently paid to Golden Capital Management, LLC.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	25

annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.92% for Class A, 1.67% for Class C, 0.74% for Administrator Class and 0.48% for Institutional Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended January 31, 2012, Wells Fargo Funds Distributor, LLC received $1,162 from the sale of Class A shares and $4 and $37 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended January 31, 20012 were $243,495,956 and $323,278,985, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended January 31, 2012, the Fund used uninvested cash to enter into futures contracts to gain market exposure.

As of January 31, 2012, the Fund did not have any open futures contracts but had an average notional amount of $3,389,855 in long futures contracts during the six months ended January 31, 2012.

The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended January 31, 2012, the Fund paid $263 in commitment fees.

26	Wells Fargo Advantage Disciplined U.S. Core Fund	Notes to Financial Statements (Unaudited)

For the six months ended January 31, 2012, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Disciplined U.S. Core Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund	29

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Disciplined U.S. Core Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

277944 03-12 SA203/SAR203 1-12

Wells Fargo Advantage

Endeavor Select FundSM

Semi-Annual Report

January 31, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of January 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Endeavor Select Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain.

The slow-motion debt crisis in the eurozone was a major headwind to both domestic and global stock market indexes.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Endeavor Select Fund for the six-month period that ended January 31, 2012. The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain. Most U.S. stock indexes posted gains for the period, even if only modest ones.

Worries gave way to guarded optimism for the U.S. economy.

The period began with worries that the U.S. economy was returning to recession. Revised figures for gross domestic product (GDP) indicated that the U.S. economy grew by an annualized rate of only 0.8% in the first half of 2011. Moreover, although the July 2011 Institute for Supply Management (ISM) manufacturing survey suggested that factories continued to expand, the rate of expansion was lower than in previous months. The prolonged debate over whether and how to raise the U.S. debt ceiling—which only ended on July 31, 2011—also depressed market sentiment by highlighting the country’s political divisions.

The stock market remained volatile throughout September. By late October, however, stronger economic data led to greater optimism and higher stock prices. Revised real GDP growth came in at 1.8% in the third quarter of 2011 and 2.8% in the fourth quarter, suggesting that the recovery was on firmer footing. Economic growth was not evenly distributed, though, as December 2011 retail same-store sales generally showed stronger growth for retailers targeting affluent customers than for those targeting the broad middle class. The reported unemployment rate also showed some signs of improvement, falling from 9.1% in August 2011 to 8.3% in January 2012. However, this decline in the unemployment rate was accompanied by an increase in the number of Americans not in the labor force, raising concerns about the economy’s ability to generate jobs.

The eurozone had continued trouble.

The slow-motion debt crisis in the eurozone was a major headwind to both domestic and global stock market indexes. The worsening debt and deficit numbers for Greece in late 2011 and early 2012 cast doubt on the country’s ability to service its debt under the plan put in place by the European Union and the International Monetary Fund and put the ongoing drama of the European sovereign debt crisis back on center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as many Greeks rioted in response to greater budgetary austerity and the discussion moved from whether private investors would take a loss on their Greek debt to how big the loss would be. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effect of such an event on the financial system and the global economy.

Even as the situation in Greece deteriorated, eurozone GDP numbers supported the case for a modest recovery in the global economy. Reported GDP growth for the 17 countries that comprise the eurozone was modest, rising 0.2% in the third quarter compared to the second quarter, and by 0.2% in the fourth quarter

Letter to Shareholders	Wells Fargo Advantage Endeavor Select Fund	3

compared to the third quarter. However, the eurozone average concealed a wide variation between economies, with Germany’s growing by 0.5% in the third quarter of 2011 even as Greece’s GDP contracted.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system. Moreover, in response to extreme market volatility and signs of a weakening economy, in its August 2011 policy statement, the Federal Reserve (Fed) announced it would keep interest rates “exceptionally low” until at least mid-2013 as a way to support the economy. Market participants interpreted the Fed’s statement to mean that the central bankers believed the economy would remain weak over the next two years. However, the Fed also said that it was considering a “range of policy tools available to promote a stronger economic recovery” and “is prepared to employ these tools as appropriate.”

At the beginning of the period, the European Central Bank (ECB) had a key rate of 1.50% but lowered it to 1.25% in November 2011 and then to 1.00% in December 2011 in an attempt to support the sluggish eurozone recovery. To support the banking system, in late 2011, the ECB initiated a long-term refinancing operation (LTRO) in which it supplied three-year loans to banks against a wide range of collateral. The operation basically provided a near-unlimited amount of liquidity to banks, easing some investor concerns about the effect of an increasingly probable Greek default.

We use time-tested investment strategies, even as many variables are at work in the market.

Experience tells us that strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Endeavor Select Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Endeavor Select Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Thomas J. Pence, CFA

Michael T. Smith, CFA

FUND INCEPTION

December 29, 2000

TEN LARGEST EQUITY HOLDINGS[1] (AS OF JANUARY 31, 2012)
Apple Incorporated	9.82%
QUALCOMM Incorporated	3.94%
Google Incorporated Class A	3.60%
Danaher Corporation	3.38%
Visa Incorporated Class A	3.11%
Amazon.com Incorporated	2.75%
priceline.com Incorporated	2.67%
Precision Castparts Corporation	2.65%
American Tower Corporation	2.63%
Monsanto Company	2.60%

SECTOR DISTRIBUTION[2] (AS OF JANUARY 31, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Endeavor Select Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JANUARY 31, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (STAEX)	12/29/2000	(8.10)	(5.64)	(1.36)	3.69	(2.47)	0.10	(0.18)	4.31	1.23%	1.23%
Class B (WECBX)**	12/29/2000	(7.80)	(5.55)	(1.35)	3.75	(2.80)	(0.55)	(0.93)	3.75	1.98%	1.98%
Class C (WECCX)	12/29/2000	(3.80)	(1.55)	(0.91)	3.51	(2.80)	(0.55)	(0.91)	3.51	1.98%	1.98%
Administrator Class (WECDX)	04/08/2005					(2.24)	0.50	0.11	4.50	1.07%	1.00%
Institutional Class (WFCIX)	04/08/2005					(2.22)	0.60	0.28	4.62	0.80%	0.80%
Russell 1000® Growth Index[6]						2.84	6.07	3.17	3.38

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connectionwith the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Administrator Class and Institutional Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through November 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.25% for Class A, 2.00% for Class B, 2.00% for Class C, 1.00% for Administrator Class and 0.80% for Institutional Class shares. Without this cap, the Fund’s returns would have been lower.

6.

The Russell 1000® Growth Index measures the performance of those Russell 1000 Growth Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Endeavor Select Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 08-01-2011	Ending Account Value 01-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$975.30	$6.16	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.29	1.24%
Class B
Actual	$1,000.00	$971.98	$9.86	1.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.13	$10.08	1.99%
Class C
Actual	$1,000.00	$971.98	$9.86	1.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.13	$10.08	1.99%
Administrator Class
Actual	$1,000.00	$977.60	$4.97	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.08	1.00%
Institutional Class
Actual	$1,000.00	$977.82	$3.98	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.06	0.80%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Endeavor Select Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 97.51%

Consumer Discretionary: 17.32%

Hotels, Restaurants & Leisure: 2.01%
Starbucks Corporation	380,047	$18,215,653

Internet & Catalog Retail: 5.42%
Amazon.com Incorporated†	127,900	24,868,876
priceline.com Incorporated†	45,700	24,197,236

		49,066,112

Multiline Retail: 1.78%
Dollar General Corporation†	378,784	16,139,986

Specialty Retail: 2.56%
TJX Companies Incorporated	339,400	23,126,716

Textiles, Apparel & Luxury Goods: 5.55%
lululemon athletica incorporated«†	232,600	14,684,038
Nike Incorporated Class B	178,900	18,603,811
Ralph Lauren Corporation	111,300	16,917,600

		50,205,449

Consumer Staples: 2.20%

Food & Staples Retailing: 2.20%
Costco Wholesale Corporation	241,900	19,901,113

Energy: 10.54%

Energy Equipment & Services: 4.03%
Cameron International Corporation†	308,700	16,422,840
Ensco International plc ADR	380,800	20,045,312

		36,468,152

Oil, Gas & Consumable Fuels: 6.51%
Exxon Mobil Corporation	264,000	22,107,360
Occidental Petroleum Corporation	181,800	18,138,186
Pioneer Natural Resources Company	187,600	18,628,680

		58,874,226

Financials: 7.90%

Consumer Finance: 5.27%
MasterCard Incorporated	55,000	19,556,350
Visa Incorporated Class A«	279,600	28,138,944

		47,695,294

REITs: 2.63%
American Tower Corporation	374,000	23,752,740

Health Care: 10.33%

Biotechnology: 3.96%
Alexion Pharmaceuticals Incorporated†	217,454	16,691,769
Gilead Sciences Incorporated†	392,900	19,189,236

		35,881,005

Portfolio of Investments—January 31, 2012 (Unaudited)	Wells Fargo Advantage Endeavor Select Fund	9

Security Name	Shares	Value

Health Care Providers & Services: 2.17%
UnitedHealth Group Incorporated	378,400	$19,597,336

Health Care Technology: 0.14%
Cerner Corporation†	21,390	1,302,437

Pharmaceuticals: 4.06%
Allergan Incorporated	188,600	16,579,826
Shire plc ADR	202,512	20,153,994

		36,733,820

Industrials: 14.42%

Aerospace & Defense: 2.65%
Precision Castparts Corporation«	146,600	23,995,488

Machinery: 7.88%
Cummins Incorporated	203,794	21,194,576
Danaher Corporation	582,800	30,602,828
Deere & Company	225,600	19,435,440

		71,232,844

Road & Rail: 3.89%
Hertz Global Holdings Incorporated«†	1,067,100	14,512,560
Union Pacific Corporation	181,014	20,691,710

		35,204,270

Information Technology: 32.20%

Communications Equipment: 5.74%
F5 Networks Incorporated†	136,500	16,344,510
QUALCOMM Incorporated	605,600	35,621,392

		51,965,902

Computers & Peripherals: 12.01%
Apple Incorporated†	194,649	88,853,376
EMC Corporation†	768,200	19,788,832

		108,642,208

Internet Software & Services: 7.24%
Baidu.com Incorporated ADR†	111,900	14,269,488
eBay Incorporated†	590,800	18,669,280
Google Incorporated Class A†	56,200	32,602,182

		65,540,950

IT Services: 2.07%
Cognizant Technology Solutions Corporation Class A†	260,500	18,690,875

Semiconductors & Semiconductor Equipment: 3.36%
ARM Holdings plc ADR«	473,332	13,669,828
Avago Technologies Limited	493,300	16,742,602

		30,412,430

10	Wells Fargo Advantage Endeavor Select Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name		Shares	Value

Software: 1.78%
Citrix Systems Incorporated†		246,300	$16,061,223

Materials: 2.60%

Chemicals: 2.60%
Monsanto Company		286,300	23,490,915

Total Common Stocks (Cost $678,048,702)			882,197,144

		Principal

Other: 0.47%
Gryphon Funding Limited, Pass-Through Entity(v)(a)(i)		$5,595,997	1,510,919
VFNC Corporation, Pass-Through Entity, 0.27%(v)(a)(i)±144A		6,376,643	2,741,956

Total Other (Cost $1,987,788)			4,252,875

	Yield	Shares

Short-Term Investments: 10.03%

Investment Companies: 10.03%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.02%	17,759,307	17,759,307
Wells Fargo Securities Lending Cash Investments, LLC(v)(r)(l)(u)	0.15	72,966,037	72,966,037

Total Short-Term Investments (Cost $90,725,344)			90,725,344

Total Investments in Securities
(Cost $770,761,834)*	108.01%	977,175,363
Other Assets and Liabilities, Net	(8.01)	(72,466,253)

Total Net Assets	100.00%	$904,709,110

«	All or a portion of this security is on loan.

†	Non-income earning security.

(v)	Security represents investment of cash collateral received from securities on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

±	Variable rate investment.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $776,575,993 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$204,453,359
Gross unrealized depreciation	(3,853,989)

Net unrealized appreciation	$200,599,370

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—January 31, 2012 (Unaudited)	Wells Fargo Advantage Endeavor Select Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$886,450,019
In affiliated securities, at value (see cost below)	90,725,344

Total investments, at value (see cost below)	977,175,363
Receivable for investments sold	3,084,941
Receivable for Fund shares sold	1,248,734
Receivable for dividends	80,166
Receivable for securities lending income	7,785
Prepaid expenses and other assets	48,088

Total assets	981,645,077

Liabilities
Payable for Fund shares redeemed	1,140,943
Payable upon receipt of securities loaned	74,953,825
Advisory fee payable	469,753
Distribution fees payable	4,899
Due to other related parties	100,834
Accrued expenses and other liabilities	265,713

Total liabilities	76,935,967

Total net assets	$904,709,110

NET ASSETS CONSIST OF
Paid-in capital	$940,043,715
Undistributed net investment loss	(636,542)
Accumulated net realized losses on investments	(241,111,592)
Net unrealized gains on investments	206,413,529

Total net assets	$904,709,110

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$55,064,671
Shares outstanding – Class A	5,576,575
Net asset value per share – Class A	$9.87
Maximum offering price per share – Class A2	$10.47
Net assets – Class B	$1,223,893
Shares outstanding – Class B	135,661
Net asset value per share – Class B	$9.02
Net assets – Class C	$6,643,803
Shares outstanding – Class C	736,461
Net asset value per share – Class C	$9.02
Net assets – Administrator Class	$101,241,774
Shares outstanding – Administrator Class	10,086,077
Net asset value per share – Administrator Class	$10.04
Net assets – Institutional Class	$740,534,969
Shares outstanding – Institutional Class	73,023,462
Net asset value per share – Institutional Class	$10.14

Investments in unaffiliated securities, at cost	$680,036,490

Investments in affiliated securities, at cost	$90,725,344

Total investments, at cost	$770,761,834

Securities on loan, at value	$73,177,879

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Endeavor Select Fund	Statement of Operations—Six Months Ended January 31, 2012 (Unaudited)

Investment income
Dividends*	$3,627,288
Securities lending income, net	55,933
Income from affiliated securities	9,655

Total investment income	3,692,876

Expenses
Advisory fee	3,144,521
Administration fees
Fund level	246,891
Class A	91,249
Class B	1,702
Class C	8,535
Administrator Class	88,700
Institutional Class	292,839
Shareholder servicing fees
Class A	87,740
Class B	1,636
Class C	8,207
Administrator Class	217,179
Distribution fees
Class B	4,909
Class C	24,621
Custody and accounting fees	22,313
Professional fees	16,518
Registration fees	39,849
Shareholder report expenses	123,931
Trustees’ fees and expenses	7,578
Other fees and expenses	16,706

Total expenses	4,445,624
Less: Fee waivers and/or expense reimbursements	(116,206)

Net expenses	4,329,418

Net investment loss	(636,542)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	1,117,572
Net change in unrealized gains (losses) on investments	(38,928,139)

Net realized and unrealized gains (losses) on investments	(37,810,567)

Net decrease in net assets resulting from operations	$(38,447,109)

* Net of foreign dividend withholding taxes of	$8,927

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Endeavor Select Fund	13

	Six Months Ended January 31, 2012 (Unaudited)		Year Ended July 31, 2011

Operations
Net investment loss		$(636,542)		$(2,261,368)
Net realized gains on investments		1,117,572		185,914,884
Net change in unrealized gains (losses) on investments		(38,928,139)		93,350,136

Net increase (decrease) in net assets resulting from operations		(38,447,109)		277,003,652

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	228,976	2,083,747	2,440,416	23,535,041
Class B	3,956	33,739	5,168	47,537
Class C	14,806	127,351	57,823	523,855
Administrator Class	6,255,443	60,888,214	6,705,953	65,199,722
Institutional Class	6,129,024	57,654,368	20,315,594	199,445,632

		120,787,419		288,751,787

Payment for shares redeemed
Class A	(4,009,860)	(37,959,674)	(8,510,412)	(83,011,574)
Class B	(44,250)	(374,531)	(178,672)	(1,550,952)
Class C	(81,177)	(681,916)	(298,247)	(2,609,826)
Administrator Class	(18,867,409)	(183,798,898)	(11,163,995)	(107,274,190)
Institutional Class	(15,437,558)	(145,049,798)	(50,686,101)	(473,696,678)

		(367,864,817)		(668,143,220)

Net decrease in net assets resulting from capital share transactions		(247,077,398)		(379,391,433)

Total decrease in net assets		(285,524,507)		(102,387,781)

Net assets
Beginning of period		1,190,233,617		1,292,621,398

End of period		$904,709,110		$1,190,233,617

Undistributed net investment income (loss)		$(636,542)		$0

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Endeavor Select Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Class A		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.12	$8.12	$7.25	$10.81	$10.85	$9.35
Net investment loss	(0.02)[1]	(0.05)[1]	(0.04)[1]	(0.01)[1]	(0.04)[1]	(0.04)[1]
Net realized and unrealized gains (losses) on investments	(0.23)	2.05	0.91	(3.29)	0.10	1.54

Total from investment operations	(0.25)	2.00	0.87	(3.30)	0.06	1.50
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	(0.26)	(0.10)	(0.00)[2]
Net asset value, end of period	$9.87	$10.12	$8.12	$7.25	$10.81	$10.85
Total return[3]	(2.47)%	24.63%	12.00%	(30.10)%	0.50%	16.05%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.23%	1.28%	1.32%	1.31%	1.36%
Net expenses	1.24%	1.23%	1.25%	1.25%	1.25%	1.25%
Net investment loss	(0.48)%	(0.52)%	(0.51)%	(0.08)%	(0.38)%	(0.40)%
Supplemental data
Portfolio turnover rate	49%	100%	139%	173%	154%	91%
Net assets, end of period (000’s omitted)	$55,065	$94,704	$125,266	$155,666	$237,689	$162,421

1.	Calculated based upon average shares outstanding.

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Endeavor Select Fund	15

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Class B		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.28	$7.50	$6.75	$10.18	$10.29	$8.94
Net investment loss	(0.05)[1]	(0.11)[1]	(0.09)[1]	(0.06)[1]	(0.12)[1]	(0.11)[1]
Net realized and unrealized gains (losses) on investments	(0.21)	1.89	0.84	(3.11)	0.11	1.46

Total from investment operations	(0.26)	1.78	0.75	(3.17)	(0.01)	1.35
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	(0.26)	(0.10)	(0.00)[2]
Net asset value, end of period	$9.02	$9.28	$7.50	$6.75	$10.18	$10.29
Total return[3]	(2.80)%	23.73%	11.11%	(30.71)%	(0.15)%	15.11%
Ratios to average net assets (annualized)
Gross expenses	1.99%	1.98%	2.02%	2.07%	2.06%	2.11%
Net expenses	1.99%	1.98%	2.00%	2.00%	2.00%	2.00%
Net investment loss	(1.23)%	(1.26)%	(1.25)%	(0.85)%	(1.12)%	(1.16)%
Supplemental data
Portfolio turnover rate	49%	100%	139%	173%	154%	91%
Net assets, end of period (000’s omitted)	$1,224	$1,633	$2,622	$3,976	$9,097	$10,596

1.	Calculated based upon average shares outstanding.

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Endeavor Select Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Class C		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.28	$7.50	$6.75	$10.18	$10.28	$8.93
Net investment loss	(0.05)[1]	(0.11)[1]	(0.09)[1]	(0.05)[1]	(0.12)[1]	(0.11)[1]
Net realized and unrealized gains (losses) on investments	(0.21)	1.89	0.84	(3.12)	0.12	1.46

Total from investment operations	(0.26)	1.78	0.75	(3.17)	0.00	1.35
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	(0.26)	(0.10)	(0.00)[2]
Net asset value, end of period	$9.02	$9.28	$7.50	$6.75	$10.18	$10.28
Total return[3]	(2.80)%	23.73%	11.11%	(30.70)%	(0.06)%	15.12%
Ratios to average net assets (annualized)
Gross expenses	1.99%	1.98%	2.03%	2.07%	2.06%	2.11%
Net expenses	1.99%	1.98%	2.00%	2.00%	2.00%	2.00%
Net investment loss	(1.24)%	(1.27)%	(1.26)%	(0.82)%	(1.13)%	(1.14)%
Supplemental data
Portfolio turnover rate	49%	100%	139%	173%	154%	91%
Net assets, end of period (000’s omitted)	$6,644	$7,448	$7,825	$9,139	$12,297	$9,805

1.	Calculated based upon average shares outstanding.

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Endeavor Select Fund	17

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Administrator Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.26	$8.22	$7.34	$10.91	$10.91	$9.37
Net investment income (loss)	(0.01)[1]	(0.03)[1]	(0.02)[1]	0.01 [1]	(0.01)[1]	(0.01)[1]
Net realized and unrealized gains (losses) on investments	(0.21)	2.07	0.91	(3.32)	0.11	1.55

Total from investment operations	(0.22)	2.04	0.89	(3.31)	0.10	1.54
Distributions to shareholders from
Net investment income	0.00	0.00	(0.01)	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	(0.26)	(0.10)	(0.00)[2]

Total distributions to shareholders	0.00	0.00	(0.01)	(0.26)	(0.10)	(0.00)[2]
Net asset value, end of period	$10.04	$10.26	$8.22	$7.34	$10.91	$10.91
Total return[3]	(2.24)%	24.94%	12.16%	(29.91)%	0.87%	16.44%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.07%	1.10%	1.14%	1.12%	1.17%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(0.27)%	(0.29)%	(0.26)%	0.20%	(0.12)%	(0.14)%
Supplemental data
Portfolio turnover rate	49%	100%	139%	173%	154%	91%
Net assets, end of period (000’s omitted)	$101,242	$232,954	$223,320	$247,298	$276,388	$108,062

1.	Calculated based upon average shares outstanding.

2.	Amount is less than $0.005 per share.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Endeavor Select Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Institutional Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.37	$8.28	$7.39	$10.97	$10.96	$9.40
Net Investment income (loss)	0.00 [1,2]	(0.01)[1]	(0.01)[1]	0.03 [1]	0.01 [1]	0.01 [1]
Net realized and unrealized gains (losses) on investments	(0.23)	2.10	0.93	(3.35)	0.11	1.55

Total from investment operations	(0.23)	2.09	0.92	(3.32)	0.12	1.56
Distributions to shareholders from
Net investment income	0.00	0.00	(0.03)	0.00	(0.01)	0.00
Net realized gains	0.00	0.00	0.00	(0.26)	(0.10)	(0.00)[2]

Total distributions to shareholders	0.00	0.00	(0.03)	(0.26)	(0.11)	(0.00)[2]
Net asset value, end of period	$10.14	$10.37	$8.28	$7.39	$10.97	$10.96
Total return[3]	(2.22)%	25.24%	12.41%	(29.84)%	1.06%	16.60%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.80%	0.83%	0.88%	0.86%	0.91%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income (loss)	(0.05)%	(0.08)%	(0.07)%	0.38%	0.07%	0.06%
Supplemental data
Portfolio turnover rate	49%	100%	139%	173%	154%	91%
Net assets, end of period (000’s omitted)	$740,535	$853,494	$933,587	$867,167	$1,158,997	$1,099,424

1.	Calculated based upon average shares outstanding.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Endeavor Select Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Endeavor Select Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were

20	Wells Fargo Advantage Endeavor Select Fund	Notes to Financial Statements (Unaudited)

impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of July 31, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $235,067,985 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Endeavor Select Fund	21
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$882,197,144	$0	$0	$882,197,144
Other	0	0	4,252,875	4,252,875
Short-term investments
Investment companies	17,759,307	72,966,037	0	90,725,344
	$899,956,451	$72,966,037	$4,252,875	$977,175,363

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of July 31, 2011	$6,032,019
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(1,048,535)
Purchases	0
Sales	(730,609)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of January 31, 2012	$4,252,875
Change in unrealized gains (losses) relating to securities still held at January 31, 2012	$(1,418,278)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended January 31, 2012, the advisory fee was equivalent to an annual rate of 0.64% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.15% as the average daily net assets of the Fund increase.

22	Wells Fargo Advantage Endeavor Select Fund	Notes to Financial Statements (Unaudited)

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.25% for Class A, 2.00% for Class B, 2.00% for Class C, 1.00% for Administrator Class and 0.80% for Institutional Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended January 31, 2012, Wells Fargo Funds Distributor, LLC received $2,566 from the sale of Class A shares and $673 and $16 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended January 31, 2012 were $480,614,478 and $723,493,887, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended January 31, 2012, the Fund paid $599 in commitment fees.

For the six month ended January 31, 2012, there were no borrowings by the Fund under the agreement.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Endeavor Select Fund	23

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

24	Wells Fargo Advantage Endeavor Select Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Endeavor Select Fund	25

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

26	Wells Fargo Advantage Endeavor Select Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

List of Abbreviations	Wells Fargo Advantage Endeavor Select Fund	27

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207945 03-12 SA205/SAR205 1-12

Wells Fargo Advantage Growth Fund

Semi-Annual Report

January 31, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of January 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Growth Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain.

The slow-motion debt crisis in the eurozone was a major headwind to both domestic and global stock market indexes.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Growth Fund for the six-month period that ended January 31, 2012. The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain. Most U.S. stock indexes posted gains for the period, even if only modest ones.

Worries gave way to guarded optimism for the U.S. economy.

The period began with worries that the U.S. economy was returning to recession. Revised figures for gross domestic product (GDP) indicated that the U.S. economy grew by an annualized rate of only 0.8% in the first half of 2011. Moreover, although the July 2011 Institute for Supply Management (ISM) manufacturing survey suggested that factories continued to expand, the rate of expansion was lower than in previous months. The prolonged debate over whether and how to raise the U.S. debt ceiling—which only ended on July 31, 2011—also depressed market sentiment by highlighting the country’s political divisions.

The stock market remained volatile throughout September. By late October, however, stronger economic data led to greater optimism and higher stock prices. Revised real GDP growth came in at 1.8% in the third quarter of 2011 and 2.8% in the fourth quarter, suggesting that the recovery was on firmer footing. Economic growth was not evenly distributed, though, as December 2011 retail same-store sales generally showed stronger growth for retailers targeting affluent customers than for those targeting the broad middle class. The reported unemployment rate also showed some signs of improvement, falling from 9.1% in August 2011 to 8.3% in January 2012. However, this decline in the unemployment rate was accompanied by an increase in the number of Americans not in the labor force, raising concerns about the economy’s ability to generate jobs.

The eurozone had continued trouble.

The slow-motion debt crisis in the eurozone was a major headwind to both domestic and global stock market indexes. The worsening debt and deficit numbers for Greece in late 2011 and early 2012 cast doubt on the country’s ability to service its debt under the plan put in place by the European Union and the International Monetary Fund and put the ongoing drama of the European sovereign debt crisis back on center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as many Greeks rioted in response to greater budgetary austerity and the discussion moved from whether private investors would take a loss on their Greek debt to how big the loss would be. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effect of such an event on the financial system and the global economy.

Even as the situation in Greece deteriorated, eurozone GDP numbers supported the case for a modest recovery in the global economy. Reported GDP growth for the 17 countries that comprise the eurozone was modest, rising 0.2% in the third quarter compared to the second quarter, and by 0.2% in the fourth quarter

Letter to Shareholders	Wells Fargo Advantage Growth Fund	3

compared to the third quarter. However, the eurozone average concealed a wide variation between economies, with Germany’s growing by 0.5% in the third quarter of 2011 even as Greece’s GDP contracted.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system. Moreover, in response to extreme market volatility and signs of a weakening economy, in its August 2011 policy statement, the Federal Reserve (Fed) announced it would keep interest rates “exceptionally low” until at least mid-2013 as a way to support the economy. Market participants interpreted the Fed’s statement to mean that the central bankers believed the economy would remain weak over the next two years. However, the Fed also said that it was considering a “range of policy tools available to promote a stronger economic recovery” and “is prepared to employ these tools as appropriate.”

At the beginning of the period, the European Central Bank (ECB) had a key rate of 1.50% but lowered it to 1.25% in November 2011 and then to 1.00% in December 2011 in an attempt to support the sluggish eurozone recovery. To support the banking system, in late 2011, the ECB initiated a long-term refinancing operation (LTRO) in which it supplied three-year loans to banks against a wide range of collateral. The operation basically provided a near-unlimited amount of liquidity to banks, easing some investor concerns about the effect of an increasingly probable Greek default.

We use time-tested investment strategies, even as many variables are at work in the market.

Experience tells us that strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Growth Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Growth Fund	5

The Fund is closed to new investors1

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Joseph M. Eberhardy, CFA, CPA

Thomas C. Ognar, CFA

Bruce C. Olson, CFA

FUND INCEPTION

December 31, 1993

TEN LARGEST EQUITY HOLDINGS[2] (AS OF JANUARY 31, 2012)
Apple Incorporated	7.13%
Pioneer Natural Resources Company	2.81%
Cognizant Technology Solutions Corporation Class A	2.77%
Alexion Pharmaceuticals Incorporated	2.53%
EMC Corporation	2.49%
Whole Foods Market Incorporated	2.49%
Google Incorporated Class A	2.32%
Kansas City Southern	2.31%
Rackspace Hosting Incorporated	2.13%
priceline.com Incorporated	2.02%

SECTOR DISTRIBUTION[3] (AS OF JANUARY 31, 2012)

1.	Please see the Statement of Additonal Information for further details.

2.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

3.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Growth Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
Class A (SGRAX)	02/24/2000	(2.85)	5.77	8.17	7.33	3.08	12.22	9.46	7.97	1.24%	1.22%
Class C (WGFCX)	12/26/2002	1.71	10.43	8.65	7.16	2.71	11.43	8.65	7.16	1.99%	1.97%
Administrator Class (SGRKX)	08/30/2002					3.21	12.54	9.81	8.42	1.08%	0.96%
Institutional Class (SGRNX)	02/24/2000					3.32	12.75	9.99	8.55	0.81%	0.75%
Investor Class (SGROX)	12/31/1993					3.06	12.17	9.34	7.89	1.31%	1.29%
Russell 3000® Growth Index[7]						2.61	5.98	3.17	3.55

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

4.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class A shares through June 19, 2008 includes expenses of the Fund’s former Advisor Class.

5.	Reflects the expense ratios as stated in the most recent prospectuses.

6.	The Adviser has committed through November 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

7.

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth Index or the Russell 2000® Growth Index. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Growth Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 08-01-2011	Ending Account Value 01-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,030.84	$6.18	1.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.14	1.21%
Class C
Actual	$1,000.00	$1,027.06	$9.99	1.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.28	$9.93	1.96%
Administrator Class
Actual	$1,000.00	$1,032.14	$4.90	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.88	0.96%
Institutional Class
Actual	$1,000.00	$1,033.17	$3.94	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.91	0.77%
Investor Class
Actual	$1,000.00	$1,030.61	$6.48	1.27%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.44	1.27%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Growth Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 93.43%

Consumer Discretionary: 20.49%

Auto Components: 1.22%
Gentex Corporation«	1,500,000	$40,305,000
Johnson Controls Incorporated«	2,209,000	70,179,930

		110,484,930

Distributors: 0.08%
LKQ Corporation†	220,000	7,172,000

Hotels, Restaurants & Leisure: 2.32%
Buffalo Wild Wings Incorporated†	175,000	11,648,000
Las Vegas Sands Corporation	733,000	35,997,630
Life Time Fitness Incorporated†«	2,700,000	132,678,000
Starbucks Corporation«	613,000	29,381,090

		209,704,720

Household Durables: 0.72%
Tempur-Pedic International Incorporated†«	980,000	65,375,800

Internet & Catalog Retail: 5.17%
Amazon.com Incorporated†	590,000	114,719,600
Homeaway Incorporated†«	2,748,178	74,310,733
priceline.com Incorporated†«	345,000	182,670,600
Shutterfly Incorporated†«	2,565,000	60,841,800
TripAdvisor Incorporated	1,039,000	34,193,490

		466,736,223

Multiline Retail: 1.01%
Dollar Tree Incorporated†	1,080,000	91,594,800

Specialty Retail: 8.21%
CarMax Incorporated†«	5,356,000	162,983,080
Dick’s Sporting Goods Incorporated«	3,775,000	155,567,750
Hibbett Sports Incorporated†«	1,125,000	53,921,250
O’Reilly Automotive Incorporated†	290,000	23,637,900
Tractor Supply Company	2,050,000	165,578,500
Ulta Salon Cosmetics & Fragrance Incorporated†	1,765,000	134,528,300
Vitamin Shoppe Incorporated†«	1,055,000	45,090,700

		741,307,480

Textiles, Apparel & Luxury Goods: 1.76%
Coach Incorporated	590,000	41,329,500
Crocs Incorporated†	1,380,000	26,247,600
Fossil Incorporated†	115,000	10,930,750
lululemon athletica incorporated†«	426,000	26,893,380
Vera Bradley Incorporated†«	1,490,000	53,371,800

		158,773,030

Consumer Staples: 4.01%

Food & Staples Retailing: 3.44%
Fresh Market Incorporated†«	2,010,000	86,550,600

Portfolio of Investments—January 31, 2012 (Unaudited)	Wells Fargo Advantage Growth Fund	9

Security Name	Shares	Value

Food & Staples Retailing (continued)
Whole Foods Market Incorporated	3,035,000	$224,681,050

		311,231,650

Food Products: 0.24%
Green Mountain Coffee Roasters Incorporated†	404,000	21,549,360

Personal Products: 0.33%
Estee Lauder Companies Incorporated Class A	515,000	29,833,950

Energy: 6.23%

Energy Equipment & Services: 1.13%
Schlumberger Limited	1,360,000	102,231,200

Oil, Gas & Consumable Fuels: 5.10%
Concho Resources Incorporated†«	985,000	105,060,100
Continental Resources Incorporated†«	850,000	68,578,000
Energy XXI Bermuda Limited†	70,000	2,329,096
Oasis Petroleum Incorporated†«	430,000	14,508,200
Pioneer Natural Resources Company	2,559,000	254,108,700
Southwestern Energy Company†	533,000	16,597,620

		461,181,716

Financials: 5.16%

Capital Markets: 2.63%
Financial Engines Incorporated†«	2,337,000	55,971,150
LPL Investment Holdings Incorporated†	1,760,000	57,816,000
TD Ameritrade Holding Corporation	7,700,000	124,047,000

		237,834,150

Consumer Finance: 2.53%
American Express Company	1,420,000	71,198,800
MasterCard Incorporated«	441,000	156,806,370

		228,005,170

Health Care: 12.24%

Biotechnology: 2.95%
Alexion Pharmaceuticals Incorporated†	2,976,000	228,437,760
Biogen Idec Incorporated†	152,000	17,923,840
BioMarin Pharmaceutical Incorporated†«	559,000	19,939,530

		266,301,130

Health Care Equipment & Supplies: 4.11%
Covidien plc	616,000	31,724,000
DexCom Incorporated†«	1,140,300	12,509,091
Edwards Lifesciences Corporation†	56,000	4,608,800
Intuitive Surgical Incorporated†«	265,000	121,876,150
NxStage Medical Incorporated†«	2,905,000	52,115,700
St. Jude Medical Incorporated	2,300,000	95,933,000
Volcano Corporation†«	1,880,000	52,734,000

		371,500,741

10	Wells Fargo Advantage Growth Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name	Shares	Value

Health Care Providers & Services: 0.44%
AmerisourceBergen Corporation«	1,025,000	$39,944,250

Health Care Technology: 0.31%
Cerner Corporation†	463,000	28,192,070

Life Sciences Tools & Services: 2.01%
Covance Incorporated†	440,000	19,276,400
Mettler-Toledo International Incorporated†«	925,000	162,337,500

		181,613,900

Pharmaceuticals: 2.42%
Allergan Incorporated«	850,000	74,723,500
Shire plc ADR	1,440,000	143,308,800

		218,032,300

Industrials: 7.86%

Aerospace & Defense: 0.56%
United Technologies Corporation	647,400	50,723,790

Air Freight & Logistics: 0.40%
C.H. Robinson Worldwide Incorporated«	530,000	36,485,200

Electrical Equipment: 0.60%
Polypore International Incorporated†«	1,425,000	54,264,000

Machinery: 2.58%
Caterpillar Incorporated	111,000	12,112,320
Danaher Corporation	1,289,100	67,690,641
Gardner Denver Incorporated	507,000	37,822,200
Joy Global Incorporated«	1,270,000	115,176,300

		232,801,461

Road & Rail: 3.72%
Kansas City Southern†«	3,044,000	208,940,160
Norfolk Southern Corporation«	935,000	67,507,000
Union Pacific Corporation	524,000	59,898,440

		336,345,600

Information Technology: 34.75%

Communications Equipment: 2.84%
Acme Packet Incorporated†«	1,137,000	33,234,510
Aruba Networks Incorporated†«	600,000	13,308,000
F5 Networks Incorporated†	475,000	56,876,500
QUALCOMM Incorporated	1,616,000	95,053,120
Riverbed Technology Incorporated†	1,460,000	34,952,400
Ubiquiti Networks Incorporated†«	954,681	23,179,655

		256,604,185

Computers & Peripherals: 9.62%
Apple Incorporated†	1,412,000	644,549,760
EMC Corporation†	8,735,000	225,013,600

		869,563,360

Portfolio of Investments—January 31, 2012 (Unaudited)	Wells Fargo Advantage Growth Fund	11

Security Name	Shares	Value

Internet Software & Services: 7.70%
eBay Incorporated†	4,605,000	$145,518,000
Google Incorporated Class A†	361,000	209,419,710
LogMeIn Incorporated†«	2,000,000	79,660,000
Mercadolibre Incorporated«	785,000	68,609,000
Rackspace Hosting Incorporated†«	4,440,000	192,740,400

		695,947,110

IT Services: 5.44%
Accenture plc	610,000	34,977,400
Alliance Data Systems Corporation†«	1,280,000	141,824,000
Cognizant Technology Solutions Corporation Class A†	3,489,000	250,335,750
VeriFone Holdings Incorporated†	1,500,000	64,050,000

		491,187,150

Semiconductors & Semiconductor Equipment: 2.50%
Altera Corporation	594,000	23,635,260
Analog Devices Incorporated	171,000	6,691,230
Avago Technologies Limited	1,376,000	46,701,440
Cavium Incorporated†«	900,000	28,926,000
Maxim Integrated Products Incorporated	1,200,000	32,208,000
Microchip Technology Incorporated«	2,370,000	87,476,700

		225,638,630

Software: 6.65%
Broadsoft Incorporated†«	1,560,000	43,492,800
Check Point Software Technologies Limited†«	800,000	45,032,000
Citrix Systems Incorporated†	1,225,000	79,882,250
Fortinet Incorporated†«	3,400,000	77,554,000
Qlik Technologies Incorporated†	1,000,000	28,200,000
Red Hat Incorporated†«	2,327,000	107,902,990
Salesforce.com Incorporated†«	245,000	28,616,000
SuccessFactors Incorporated†«	205,088	8,162,501
Synchronoss Technologies Incorporated†«	700,000	23,394,000
Taleo Corporation Class A†«	1,836,000	66,114,360
Ultimate Software Group Incorporated†«	1,395,000	93,032,550

		601,383,451

Materials: 2.69%

Chemicals: 2.69%
Air Products & Chemicals Incorporated	430,000	37,852,901
Monsanto Company	425,000	34,871,250
Praxair Incorporated«	1,600,000	169,920,000

		242,644,151

Total Common Stocks (Cost $6,918,795,346)		8,442,188,658

Investment Companies: 1.69%
Ishares Russell 1000 Growth	2,494,924	152,888,943

Total Investment Companies (Cost $145,640,702)		152,888,943

12	Wells Fargo Advantage Growth Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name		Principal	Value

Other: 0.05%
Gryphon Funding Limited, Pass-Through Entity(v)(a)(i)		$ 5,341,546	$1,442,217
VFNC Corporation, Pass-Through Entity, 0.27%±144A(v)(a)(i)		6,086,695	2,617,279

Total Other (Cost $1,897,404)			4,059,496

	Yield	Shares

Short-Term Investments: 15.77%

Investment Companies: 15.77%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.02%	288,966,966	288,966,966
Wells Fargo Securities Lending Cash Investments, LLC(r)(l)(u)(v)	0.15	1,136,035,898	1,136,035,898

Total Short-Term Investments (Cost $1,425,002,864)			1,425,002,864

Total Investments in Securities
(Cost $8,491,336,316)*	110.94%	10,024,139,961
Other Assets and Liabilities, Net	(10.94)	(988,453,067)

Total Net Assets	100.00%	$9,035,686,894

«	All or a portion of this security is on loan.

†	Non-income earning security.

±	Variable rate investment.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

(i)	Illiquid security.

*	Cost for federal income tax purposes is $8,639,503,655 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,470,090,605
Gross unrealized depreciation	(85,454,299)

Net unrealized appreciation	$1,384,636,306

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—January 31, 2012 (Unaudited)	Wells Fargo Advantage Growth Fund	13

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$8,599,137,097
In affiliated securities, at value (see cost below)	1,425,002,864

Total investments, at value (see cost below)	10,024,139,961
Receivable for investments sold	45,544,322
Receivable for Fund shares sold	225,716,199
Receivable for dividends	1,151,272
Receivable for securities lending income	519,948
Prepaid expenses and other assets	247,342

Total assets	10,297,319,044

Liabilities
Payable for investments purchased	105,323,340
Payable for Fund shares redeemed	10,636,571
Payable upon receipt of securities loaned	1,137,933,301
Advisory fee payable	4,227,861
Distribution fees payable	260,255
Due to other related parties	1,711,439
Accrued expenses and other liabilities	1,539,383

Total liabilities	1,261,632,150

Total net assets	$9,035,686,894

NET ASSETS CONSIST OF
Paid-in capital	$7,725,299,500
Undistributed net investment loss	(18,604,276)
Accumulated net realized losses on investments	(203,811,975)
Net unrealized gains on investments	1,532,803,645

Total net assets	$9,035,686,894

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$2,138,749,666
Shares outstanding – Class A	58,605,187
Net asset value per share – Class A	$36.49
Maximum offering price per share – Class A2	$38.72
Net assets – Class C	$486,699,872
Shares outstanding – Class C	14,197,095
Net asset value per share – Class C	$34.28
Net assets – Administrator Class	$2,440,427,606
Shares outstanding – Administrator Class	63,788,833
Net asset value per share – Administrator Class	$38.26
Net assets – Institutional Class	$1,804,770,255
Shares outstanding – Institutional Class	45,949,208
Net asset value per share – Institutional Class	$39.28
Net assets – Investor Class	$2,165,039,495
Shares outstanding – Investor Class	59,429,057
Net asset value per share – Investor Class	$36.43

Investments in unaffiliated securities, at cost	$7,066,333,452

Investments in affiliated securities, at cost	$1,425,002,864

Total investments, at cost	$8,491,336,316

Securities on loan, at value	$1,112,264,855

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Growth Fund	Statement of Operations—Six Months Ended January 31, 2012 (Unaudited)

Investment income
Dividends	$16,345,019
Securities lending income, net	1,373,440
Income from affiliated securities	169,858

Total investment income	17,888,317

Expenses
Advisory fee	20,871,377
Administration fees
Fund level	1,566,992
Class A	1,958,573
Class C	398,877
Administrator Class	860,403
Institutional Class	511,548
Investor Class	2,915,511
Shareholder servicing fees
Class A	1,883,243
Class C	383,536
Administrator Class	2,118,765
Investor Class	2,174,935
Distribution fees
Class C	1,150,607
Custody and accounting fees	156,029
Professional fees	20,648
Registration fees	87,636
Shareholder report expenses	153,936
Trustees’ fees and expenses	5,332
Other fees and expenses	36,262

Total expenses	37,254,210
Less: Fee waivers and/or expense reimbursements	(761,617)

Net expenses	36,492,593

Net investment loss	(18,604,276)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(183,534,595)
Net change in unrealized gains (losses) on investments	573,275,915

Net realized and unrealized gains (losses) on investments	389,741,320

Net increase in net assets resulting from operations	$371,137,044

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Growth Fund	15

	Six Months Ended January 31, 2012 (Unaudited)		Year Ended July 31, 2011

Operations
Net investment loss		$(18,604,276)		$(23,841,563)
Net realized gains (losses) on investments		(183,534,595)		100,634,865
Net change in unrealized gains (losses) on investments		573,275,915		773,966,368

Net increase in net assets resulting from operations		371,137,044		850,759,670

Distributions to shareholders from
Net realized gains
Class A		(22,821,310)		0
Class C		(4,924,745)		0
Administrator Class		(24,894,020)		0
Institutional Class		(18,155,513)		0
Investor Class		(25,630,810)		0

Total distributions to shareholders		(96,426,398)		0

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	32,469,940	1,118,610,791	31,618,568	1,080,012,208
Class C	7,839,716	256,346,184	6,581,626	214,820,537
Administrator Class	33,647,584	1,210,217,292	32,395,353	1,154,516,727
Institutional Class	23,327,746	862,086,023	17,002,296	633,070,434
Investor Class	19,982,836	695,086,223	20,341,888	687,118,438

		4,142,346,513		3,769,538,344

Reinvestment of distributions
Class A	605,503	21,283,444	0	0
Class C	94,859	3,135,086	0	0
Administrator Class	619,843	22,828,833	0	0
Institutional Class	464,164	17,550,046	0	0
Investor Class	701,497	24,615,520	0	0

		89,412,929		0

Payment for shares redeemed
Class A	(8,047,522)	(274,066,239)	(4,304,058)	(146,726,940)
Class C	(622,926)	(19,817,514)	(290,159)	(9,588,300)
Administrator Class	(6,152,029)	(219,555,982)	(11,938,560)	(435,375,226)
Institutional Class	(3,634,621)	(132,933,593)	(4,385,240)	(158,832,388)
Investor Class	(8,908,429)	(301,476,690)	(8,785,871)	(294,439,261)

		(947,850,018)		(1,044,962,115)

Net increase in net assets resulting from capital share transactions		3,283,909,424		2,724,576,229

Total increase in net assets		3,558,620,070		3,575,335,899

Net assets
Beginning of period		5,477,066,824		1,901,730,925

End of period		$9,035,686,894		$5,477,066,824

Undistributed net investment income (loss)		$(18,604,276)		$0

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Growth Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Class A		2011	2010	2009	2008[1]	2007[1]
Net asset value, beginning of period	$35.88	$26.10	$21.13	$25.20	$26.36	$20.45
Net investment loss	(0.15)[2]	(0.27)[2]	(0.16)[2]	(0.08)[2]	(0.16)[2]	(0.15)[2]
Net realized and unrealized gains (losses) on investments	1.23	10.05	5.13	(3.99)	(1.00)	6.06

Total from investment operations	1.08	9.78	4.97	(4.07)	(1.16)	5.91
Distributions to shareholders from
Net realized gains	(0.47)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$36.49	$35.88	$26.10	$21.13	$25.20	$26.36
Total return[3]	3.08%	37.43%	23.52%	(16.15)%	(4.40)%	28.85%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.24%	1.31%	1.35%	1.35%	1.34%
Net expenses	1.21%	1.24%	1.30%	1.29%	1.30%	1.30%
Net investment loss	(0.66)%	(0.81)%	(0.64)%	(0.44)%	(0.60)%	(0.63)%
Supplemental data
Portfolio turnover rate	23%	54%	72%	88%	122%	117%
Net assets, end of period (000’s omitted)	$2,138,750	$1,204,675	$163,485	$46,250	$34,992	$23,142

1.	Effective June 20, 2008, Advisor Class was renamed Class A.

2.	Calculated based upon average shares outstanding.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Growth Fund	17

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Class C		2011	2010	2009	2008	2007
Net asset value, beginning of period	$33.86	$24.81	$20.24	$24.30	$25.62	$20.03
Net investment loss	(0.31)[1]	(0.51)[1]	(0.34)[1]	(0.21)[1]	(0.35)[1]	(0.31)[1]
Net realized and unrealized gains (losses) on investments	1.20	9.56	4.91	(3.85)	(0.97)	5.90

Total from investment operations	0.89	9.05	4.57	(4.06)	(1.32)	5.59
Distributions to shareholders from
Net realized gains	(0.47)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$34.28	$33.86	$24.81	$20.24	$24.30	$25.62
Total return[2]	2.71%	36.44%	22.58%	(16.71)%	(5.15)%	27.86%
Ratios to average net assets (annualized)
Gross expenses	1.96%	1.99%	2.06%	2.07%	2.11%	2.09%
Net expenses	1.96%	1.99%	2.05%	2.02%	2.05%	2.05%
Net investment loss	(1.42)%	(1.57)%	(1.40)%	(1.17)%	(1.36)%	(1.35)%
Supplemental data
Portfolio turnover rate	23%	54%	72%	88%	122%	117%
Net assets, end of period (000’s omitted)	$486,700	$233,114	$14,737	$2,387	$1,307	$325

1.	Calculated based upon average shares outstanding.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Growth Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Administrator Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$37.54	$27.24	$21.98	$26.12	$27.23	$21.06
Net investment loss	(0.09)[1]	(0.18)[1]	(0.08)[1]	(0.01)[1]	(0.07)[1]	(0.07)[1]
Net realized and unrealized gains (losses) on investments	1.28	10.48	5.34	(4.13)	(1.04)	6.24

Total from investment operations	1.19	10.30	5.26	(4.14)	(1.11)	6.17
Distributions to shareholders from
Net realized gains	(0.47)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$38.26	$37.54	$27.24	$21.98	$26.12	$27.23
Total return[2]	3.21%	37.81%	23.93%	(15.85)%	(4.08)%	29.25%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.08%	1.13%	1.18%	1.17%	1.16%
Net expenses	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Net investment loss	(0.42)%	(0.51)%	(0.29)%	(0.07)%	(0.25)%	(0.29)%
Supplemental data
Portfolio turnover rate	23%	54%	72%	88%	122%	117%
Net assets, end of period (000’s omitted)	$2,440,428	$1,339,245	$414,489	$196,301	$109,958	$128,523

1.	Calculated based upon average shares outstanding.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Growth Fund	19

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Institutional Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$38.49	$27.88	$22.46	$26.65	$27.74	$21.42
Net investment income (loss)	(0.05)[1]	(0.12)[1]	(0.03)[1]	0.01 [1]	(0.03)[1]	(0.04)[1]
Net realized and unrealized gains (losses) on investments	1.31	10.73	5.45	(4.20)	(1.06)	6.36

Total from investment operations	1.26	10.61	5.42	(4.19)	(1.09)	6.32
Distributions to shareholders from
Net realized gains	(0.47)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$39.28	$38.49	$27.88	$22.46	$26.65	$27.74
Total return[2]	3.32%	38.06%	24.13%	(15.72)%	(3.93)%	29.46%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.81%	0.86%	0.91%	0.90%	0.89%
Net expenses	0.77%	0.80%	0.80%	0.80%	0.80%	0.82%
Net investment income (loss)	(0.23)%	(0.35)%	(0.12)%	0.07%	(0.10)%	(0.14)%
Supplemental data
Portfolio turnover rate	23%	0.54%	72%	88%	122%	117%
Net assets, end of period (000’s omitted)	$1,804,770	$992,748	$367,360	$255,282	$260,671	$264,648

1.	Calculated based upon average shares outstanding.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Growth Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Investor Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$35.83	$26.09	$21.14	$25.23	$26.43	$20.55
Net investment loss	(0.13)[1]	(0.28)[1]	(0.17)[1]	(0.10)[1]	(0.20)[1]	(0.19)[1]
Net realized and unrealized gains (losses) on investments	1.20	10.02	5.12	(3.99)	(1.00)	6.07

Total from investment operations	1.07	9.74	4.95	(4.09)	(1.20)	5.88
Distributions to shareholders from
Net realized gains	(0.47)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$36.43	$35.83	$26.09	$21.14	$25.23	$26.43
Total return[2]	3.06%	37.29%	23.42%	(16.21)%	(4.54)%	28.61%
Ratios to average net assets (annualized)
Gross expenses	1.27%	1.31%	1.41%	1.46%	1.49%	1.51%
Net expenses	1.27%	1.31%	1.40%	1.40%	1.44%	1.47%
Net investment loss	(0.72)%	(0.85)%	(0.71)%	(0.54)%	(0.73)%	(0.80)%
Supplemental data
Portfolio turnover rate	23%	54%	72%	88%	122%	117%
Net assets, end of period (000’s omitted)	$2,165,039	$1,707,285	$941,660	$748,218	$958,160	$1,063,168

1.	Calculated based upon average shares outstanding.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Growth Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment

22	Wells Fargo Advantage Growth Fund	Notes to Financial Statements (Unaudited)

vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Growth Fund	23

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$8,442,188,658	$0	$0	$8,442,188,658
Investment companies	152,888,943	0	0	152,888,943

Other	0	0	4,059,496	4,059,496

Short-term investments
Investment companies	288,966,966	1,136,035,898	0	1,425,002,864
	$8,884,044,567	$1,136,035,898	$4,059,496	$10,024,139,961

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Further details on the major security types listed above can be found in the Portfolio of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of July 31, 2011	$5,757,741
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(1,000,858)
Purchases	0
Sales	(697,387)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of January 31, 2012	$4,059,496
Change in unrealized gains (losses) relating to securities still held at January 31, 2012	$(1,353,788)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended January 31, 2012, the advisory fee was equivalent to an annual rate of 0.63% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.15% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual

24	Wells Fargo Advantage Growth Fund	Notes to Financial Statements (Unaudited)

fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.33

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.22% for Class A, 1.97% for Class C, 0.96% for Administrator Class, 0.75% for Institutional Class and 1.29% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of its average daily net assets.

For the six months ended January 31, 2012, Wells Fargo Funds Distributor, LLC received $576,685 from the sale of Class A shares, $25,129 and $32,114 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended January 31, 2012 were $4,501,528,385 and $1,463,590,731, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee was equal 0.125% of the unused balance. For the six months ended January 31, 2012, the Fund paid $2,753 in commitment fees.

For the six months ended January 31, 2012, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Growth Fund	25

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

26	Wells Fargo Advantage Growth Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Growth Fund	27

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

28	Wells Fargo Advantage Growth Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

List of Abbreviations	Wells Fargo Advantage Growth Fund	29

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207946 03-12 SA206/SAR206 1-12

Wells Fargo Advantage Intrinsic Value Fund

Semi-Annual Report

January 31, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of January 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Intrinsic Value Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain.

The slow-motion debt crisis in the eurozone was a major headwind to both domestic and global stock market indexes.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Intrinsic Value Fund for the six-month period that ended January 31, 2012. The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain. Most U.S. stock indexes posted gains for the period, even if only modest ones.

Worries gave way to guarded optimism for the U.S. economy.

The period began with worries that the U.S. economy was returning to recession. Revised figures for gross domestic product (GDP) indicated that the U.S. economy grew by an annualized rate of only 0.8% in the first half of 2011. Moreover, although the July 2011 Institute for Supply Management (ISM) manufacturing survey suggested that factories continued to expand, the rate of expansion was lower than in previous months. The prolonged debate over whether and how to raise the U.S. debt ceiling—which only ended on July 31, 2011—also depressed market sentiment by highlighting the country’s political divisions.

The stock market remained volatile throughout September. By late October, however, stronger economic data led to greater optimism and higher stock prices. Revised real GDP growth came in at 1.8% in the third quarter of 2011 and 2.8% in the fourth quarter, suggesting that the recovery was on firmer footing. Economic growth was not evenly distributed, though, as December 2011 retail same-store sales generally showed stronger growth for retailers targeting affluent customers than for those targeting the broad middle class. The reported unemployment rate also showed some signs of improvement, falling from 9.1% in August 2011 to 8.3% in January 2012. However, this decline in the unemployment rate was accompanied by an increase in the number of Americans not in the labor force, raising concerns about the economy’s ability to generate jobs.

The eurozone had continued trouble.

The slow-motion debt crisis in the eurozone was a major headwind to both domestic and global stock market indexes. The worsening debt and deficit numbers for Greece in late 2011 and early 2012 cast doubt on the country’s ability to service its debt under the plan put in place by the European Union and the International Monetary Fund and put the ongoing drama of the European sovereign debt crisis back on center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as many Greeks rioted in response to greater budgetary austerity and the discussion moved from whether private investors would take a loss on their Greek debt to how big the loss would be. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effect of such an event on the financial system and the global economy.

Even as the situation in Greece deteriorated, eurozone GDP numbers supported the case for a modest recovery in the global economy. Reported GDP growth for the 17 countries that comprise the eurozone was modest, rising 0.2% in the third

Letter to Shareholders	Wells Fargo Advantage Intrinsic Value Fund	3

quarter compared to the second quarter, and by 0.2% in the fourth quarter compared to the third quarter. However, the eurozone average concealed a wide variation between economies, with Germany’s growing by 0.5% in the third quarter of 2011 even as Greece’s GDP contracted.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system. Moreover, in response to extreme market volatility and signs of a weakening economy, in its August 2011 policy statement, the Federal Reserve (Fed) announced it would keep interest rates “exceptionally low” until at least mid-2013 as a way to support the economy. Market participants interpreted the Fed’s statement to mean that the central bankers believed the economy would remain weak over the next two years. However, the Fed also said that it was considering a “range of policy tools available to promote a stronger economic recovery” and “is prepared to employ these tools as appropriate.”

At the beginning of the period, the European Central Bank (ECB) had a key rate of 1.50% but lowered it to 1.25% in November 2011 and then to 1.00% in December 2011 in an attempt to support the sluggish eurozone recovery. To support the banking system, in late 2011, the ECB initiated a long-term refinancing operation (LTRO) in which it supplied three-year loans to banks against a wide range of collateral. The operation basically provided a near-unlimited amount of liquidity to banks, easing some investor concerns about the effect of an increasingly probable Greek default.

We use time-tested investment strategies, even as many variables are at work in the market.

Experience tells us that strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Intrinsic Value Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Intrinsic Value Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Metropolitan West Capital Management, LLC

PORTFOLIO MANAGERS

Gary Lisenbee

Jeffrey Peck

David Graham1

FUND INCEPTION

August 1, 2006

TEN LARGEST EQUITY HOLDINGS[2] (AS OF JANUARY 31, 2012)
Apple Incorporated	3.25%
Home Depot Incorporated	3.10%
International Business Machines Corporation	2.93%
Hess Corporation	2.91%
EMC Corporation	2.90%
Diageo plc	2.85%
The Hershey Company	2.83%
Nordstrom Incorporated	2.82%
Intuit Incorporated	2.81%
Abbot Laboratories	2.73%

SECTOR DISTRIBUTION[3] (AS OF JANUARY 31, 2012)

1.	Effective March 30, 2012, David Graham retired as a Portfolio Manager of the Fund. Gary Lisenbee and Jeffrey Peck will continue to manage the Fund.

2.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

3.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Intrinsic Value Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF JANUARY 31, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	Life of Fund	6 Months*	1 Year	5 Year	Life of Fund	Gross	Net[6]
Class A (EIVAX)	08/01/2006	(7.46)	(5.99)	0.47	2.46	(1.82)	(0.26)	1.67	3.57	1.24%	1.18%
Class B (EIVBX)**	08/01/2006	(6.44)	(5.36)	0.56	2.67	(2.15)	(1.01)	0.90	2.83	1.99%	1.93%
Class C (EIVCX)	08/01/2006	(3.11)	(1.98)	0.90	2.83	(2.11)	(0.98)	0.90	2.83	1.99%	1.93%
Administrator Class (EIVDX)	07/30/2010					(1.73)	(0.09)	1.83	3.74	1.08%	0.96%
Institutional Class (EIVIX)	08/01/2006					(1.69)	0.04	1.93	3.84	0.81%	0.81%
Russell 1000® Value Index[7]						1.74	1.88	(2.16)	0.35

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

4.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Intrinsic Value Fund.

5.	Reflects the expense ratios as stated in the most recent prospectuses.

6.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.17% for Class A, 1.92% for Class B, 1.92% for Class C, 0.95% for Administrator Class and 0.85% for Institutional Class shares. Without this cap, the Fund’s returns would have been lower.

7.

The Russell 1000® Value Index measures the performance of those Russell 1000 Value Index companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Intrinsic Value Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 08-01-2011	Ending Account Value 01-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio

Class A
Actual	$1,000.00	$981.83	$5.83	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.94	1.17%
Class B
Actual	$1,000.00	$978.54	$9.55	1.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.48	$9.73	1.92%
Class C
Actual	$1,000.00	$978.90	$9.55	1.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.48	$9.73	1.92%
Administrator Class
Actual	$1,000.00	$982.69	$4.73	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.82	0.95%
Institutional Class
Actual	$1,000.00	$983.12	$4.24	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32	0.85%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Intrinsic Value Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 96.71%

Consumer Discretionary: 11.25%

Media: 2.70%
Time Warner Incorporated«	261,000	$9,672,660

Multiline Retail: 2.82%
Nordstrom Incorporated«	205,000	10,122,900

Specialty Retail: 3.10%
Home Depot Incorporated	250,000	11,097,500

Textiles, Apparel & Luxury Goods: 2.63%
Ralph Lauren Corporation	62,000	9,424,000

Consumer Staples: 13.07%

Beverages: 4.03%
Diageo plc	115,500	10,232,145
PepsiCo Incorporated	64,000	4,202,880

		14,435,025

Food & Staples Retailing: 1.80%
Safeway Incorporated«	293,000	6,440,140

Food Products: 7.24%
H.J. Heinz Company	154,000	7,984,900
The Hershey Company	166,000	10,139,280
Unilever NV«	235,000	7,837,250

		25,961,430

Energy: 6.12%

Energy Equipment & Services: 1.67%
Schlumberger Limited	80,000	6,013,600

Oil, Gas & Consumable Fuels: 4.45%
Hess Corporation	185,000	10,415,500
QEP Resources Incorporated	193,000	5,527,520

		15,943,020

Financials: 12.65%

Capital Markets: 6.45%
Charles Schwab Corporation	614,000	7,153,100
Franklin Resources Incorporated	72,000	7,639,200
Northern Trust Corporation	109,200	4,500,132
State Street Corporation	97,900	3,835,722

		23,128,154

Commercial Banks: 4.08%
M&T Bank Corporation«	98,000	7,814,520
Zions Bancorporation«	403,000	6,786,520

		14,601,040

Portfolio of Investments—January 31, 2012 (Unaudited)	Wells Fargo Advantage Intrinsic Value Fund	9

Security Name	Shares	Value

Diversified Financial Services: 2.12%
JPMorgan Chase & Company	203,800	$7,601,740

Health Care: 10.66%

Health Care Equipment & Supplies: 4.06%
Baxter International Incorporated	160,000	8,876,800
Hospira Incorporated†	165,000	5,685,900

		14,562,700

Health Care Providers & Services: 1.84%
CIGNA Corporation	147,000	6,590,010

Pharmaceuticals: 4.76%
Abbott Laboratories«	181,000	9,801,150
Eli Lilly & Company	183,000	7,272,420

		17,073,570

Industrials: 12.71%

Aerospace & Defense: 6.07%
Boeing Company	122,000	9,049,960
Huntington Ingalls Industries Incorporated†	108,000	4,069,440
Northrop Grumman Corporation«	149,000	8,649,450

		21,768,850

Air Freight & Logistics: 2.05%
United Parcel Service Incorporated Class B	97,000	7,338,050

Machinery: 4.59%
Deere & Company	106,000	9,131,900
SPX Corporation	105,000	7,311,150

		16,443,050

Information Technology: 21.62%

Communications Equipment: 2.38%
QUALCOMM Incorporated	145,000	8,528,900

Computers & Peripherals: 6.15%
Apple Incorporated†	25,500	11,640,240
EMC Corporation†	404,000	10,407,040

		22,047,280

Internet Software & Services: 2.50%
eBay Incorporated†	283,300	8,952,280

IT Services: 2.93%
International Business Machines Corporation	54,500	10,496,700

Semiconductors & Semiconductor Equipment: 2.15%
Texas Instruments Incorporated	238,000	7,706,440

10	Wells Fargo Advantage Intrinsic Value Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name		Shares	Value

Software: 5.51%
Intuit Incorporated		178,500	$10,074,540
Oracle Corporation		343,000	9,672,600

			19,747,140

Materials: 2.27%

Chemicals: 2.27%
Dow Chemical Company		243,000	8,142,930

Telecommunication Services: 2.08%

Wireless Telecommunication Services: 2.08%
Vodafone Group plc ADR«		275,000	7,449,750

Utilities: 4.28%

Electric Utilities: 2.67%
Nextera Energy Incorporated		160,000	9,576,000

Gas Utilities: 1.61%
Questar Corporation		299,600	5,776,288

Total Common Stocks (Cost $277,613,226)			346,641,147

	Yield
Short-Term Investments: 12.60%

Investment Companies: 12.60%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.02%	9,623,613	9,623,613
Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)(r)	0.15	35,522,278	35,522,278

Total Short-Term Investments (Cost $45,145,891)			45,145,891

Total Investments in Securities
(Cost $322,759,117)*	109.31%	391,787,038
Other Assets and Liabilities, Net	(9.31)	(33,364,454)

Total Net Assets	100.00%	$358,422,584

«	All or a portion of this security is on loan.

†	Non-income earning security.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $323,268,700 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$73,982,669
Gross unrealized depreciation	(5,464,331)

Net unrealized appreciation	$68,518,338

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—January 31, 2012 (Unaudited)	Wells Fargo Advantage Intrinsic Value Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$346,641,147
In affiliated securities, at value (see cost below)	45,145,891

Total investments, at value (see cost below)	391,787,038
Receivable for investments sold	1,677,627
Receivable for Fund shares sold	2,651,081
Receivable for dividends	589,835
Receivable for securities lending income	4,109
Prepaid expenses and other assets	40,132

Total assets	396,749,822

Liabilities
Payable for investments purchased	1,724,442
Payable for Fund shares redeemed	434,394
Payable upon receipt of securities loaned	35,522,278
Advisory fee payable	197,857
Distribution fees payable	19,443
Due to other related parties	63,687
Accrued expenses and other liabilities	365,137

Total liabilities	38,327,238

Total net assets	$358,422,584

NET ASSETS CONSIST OF
Paid-in capital	$272,593,046
Undistributed net investment income	80,981
Accumulated net realized gains on investments	16,720,636
Net unrealized gains on investments	69,027,921

Total net assets	$358,422,584

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$98,605,436
Shares outstanding – Class A	10,039,642
Net asset value per share – Class A	$9.82
Maximum offering price per share – Class A2	$10.42
Net assets – Class B	$5,631,005
Shares outstanding – Class B	576,566
Net asset value per share – Class B	$9.77
Net assets – Class C	$23,677,408
Shares outstanding – Class C	2,434,574
Net asset value per share – Class C	$9.73
Net assets – Administrator Class	$15,588,275
Shares outstanding – Administrator Class	1,538,467
Net asset value per share – Administrator Class	$10.13
Net assets – Institutional Class	$214,920,460
Shares outstanding – Institutional Class	21,835,929
Net asset value per share – Institutional Class	$9.84

Investments in unaffiliated securities, at cost	$277,613,226

Investments in affiliated securities, at cost	$45,145,891

Total investments, at cost	$322,759,117

Securities on loan, at value	$34,702,229

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Intrinsic Value Fund	Statement of Operations—Six Months Ended January 31, 2012 (Unaudited)

Investment income
Dividends*	$4,468,151
Securities lending income, net	46,221
Income from affiliated securities	5,694

Total investment income	4,520,066

Expenses
Advisory fee	1,267,636
Administration fees
Fund level	97,511
Class A	159,435
Class B	7,889
Class C	31,620
Administrator Class	5,724
Institutional Class	90,224
Shareholder servicing fees
Class A	139,518
Class B	7,586
Class C	30,100
Administrator Class	14,309
Distribution fees
Class B	22,756
Class C	91,213
Custody and accounting fees	26,317
Professional fees	9,968
Registration fees	20,890
Shareholder report expenses	67,928
Trustees’ fees and expenses	6,066
Other fees and expenses	22,664

Total expenses	2,119,354
Less: Fee waivers and/or expense reimbursements	(99,920)

Net expenses	2,019,434

Net investment income	2,500,632

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(1,332,527)
Net change in unrealized gains (losses) on investments	(19,086,356)

Net realized and unrealized gains (losses) on investments	(20,418,883)

Net decrease in net assets resulting from operations	$(17,918,251)

* Net of foreign dividend withholding taxes of	$26,612

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Intrinsic Value Fund	13

	Six Months Ended January 31, 2012 (Unaudited)		Year Ended July 31, 2011

Operations
Net investment income		$2,500,632		$11,612,277
Net realized gains (losses) on investments		(1,332,527)		234,614,091
Net change in unrealized gains (losses) on investments		(19,086,356)		18,798,707

Net increase (decrease) in net assets resulting from operations		(17,918,251)		265,025,075

Distributions to shareholders from
Net investment income
Class A		(3,158,452)		(1,412,791)
Class B		(102,030)		(4,240)
Class C		(486,427)		(57,276)
Administrator Class		(53,362)		(4,447,278)
Institutional Class		(6,661,737)		(9,157,759)
Net realized gains
Class A		(11,786,758)		0
Class B		(603,944)		0
Class C		(2,557,958)		0
Administrator Class		(1,707,718)		0
Institutional Class		(20,996,038)		0

Total distributions to shareholders		(48,114,424)		(15,079,344)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	986,390	10,217,972	4,196,329	45,841,771
Class B	13,838	138,457	34,726	374,026
Class C	150,294	1,530,033	650,652	7,003,299
Administrator Class	1,712,844	17,557,443	47,209,092	462,799,715
Institutional Class	2,870,572	28,759,862	23,272,496	247,394,935

		58,203,767		763,413,746

Reinvestment of distributions
Class A	1,315,618	12,628,143	110,602	1,208,879
Class B	68,307	649,452	362	3,926
Class C	283,110	2,683,755	4,483	48,590
Administrator Class	82,852	810,567	402,094	4,406,952
Institutional Class	2,479,308	23,891,924	700,649	7,679,116

		40,663,841		13,347,463

Payment for shares redeemed
Class A	(6,108,069)	(61,031,256)	(5,498,609)	(61,172,846)
Class B	(179,989)	(1,831,506)	(307,645)	(3,443,351)
Class C	(486,078)	(4,855,523)	(938,856)	(10,500,544)
Administrator Class	(1,096,592)	(10,774,334)	(46,772,836)	(540,610,675)
Institutional Class	(7,514,429)	(78,015,480)	(112,371,263)	(1,222,497,717)

		(156,508,099)		(1,838,225,133)

Net decrease in net assets resulting from capital share transactions		(57,640,491)		(1,061,463,924)

Total decrease in net assets		(123,673,166)		(811,518,193)

Net assets
Beginning of period		482,095,750		1,293,613,943

End of period		$358,422,584		$482,095,750

Undistributed net investment income		$80,981		$8,042,357

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Intrinsic Value Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Class A		2011	2010[1]	2009[1]	2008[1]	20071,[2]
Net asset value, beginning of period	$11.50	$9.84	$8.48	$10.19	$11.53	$10.00
Net investment income	0.06 [3]	0.10	0.10 [3]	0.10	0.09	0.07
Net realized and unrealized gains (losses) on investments	(0.33)	1.65	1.31	(1.71)	(0.96)	1.49

Total from investment operations	(0.27)	1.75	1.41	(1.61)	(0.87)	1.56
Distributions to shareholders from
Net investment income	(0.28)	(0.09)	(0.05)	(0.04)	(0.05)	(0.03)
Net realized gains	(1.13)	0.00	0.00	(0.06)	(0.42)	0.00

Total distributions to shareholders	(1.41)	(0.09)	(0.05)	(0.10)	(0.47)	(0.03)
Net asset value, end of period	$9.82	$11.50	$9.84	$8.48	$10.19	$11.53
Total return[4]	(1.82)%	17.88%	16.67%	(15.62)%	(7.89)%	15.58%
Ratios to average net assets (annualized)
Gross expenses	1.27%	1.24%	1.17%	1.15%	1.12%	1.33%
Net expenses	1.17%	1.17%	1.11%	1.14%	1.11%	1.21%
Net investment income	1.17%	0.81%	1.05%	1.62%	0.96%	1.14%
Supplemental data
Portfolio turnover rate	24%	25%	23%	23%	26%	91%
Net assets, end of period (000’s omitted)	$98,605	$159,178	$147,957	$90,382	$88,456	$81,087

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic Value Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Intrinsic Value Fund.

2.	For the period from August 1, 2006 (commencement of class operations) to July 31, 2007.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Intrinsic Value Fund	15

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Class B		2011	2010[1]	2009[1]	2008[1]	20071,[2]
Net asset value, beginning of period	$11.37	$9.72	$8.40	$10.11	$11.48	$10.00
Net investment income	0.02 [3]	0.01 [3]	0.03 [3]	0.07 [3]	0.02	0.02
Net realized and unrealized gains (losses) on investments	(0.32)	1.64	1.29	(1.72)	(0.97)	1.47

Total from investment operations	(0.30)	1.65	1.32	(1.65)	(0.95)	1.49
Distributions to shareholders from
Net investment income	(0.17)	(0.00)[4]	0.00	0.00	0.00	(0.01)
Net realized gains	(1.13)	0.00	0.00	(0.06)	(0.42)	0.00

Total distributions to shareholders	(1.30)	(0.00)[4]	0.00	(0.06)	(0.42)	(0.01)
Net asset value, end of period	$9.77	$11.37	$9.72	$8.40	$10.11	$11.48
Total return[5]	(2.15)%	17.03%	15.71%	(16.22)%	(8.58)%	14.89%
Ratios to average net assets (annualized)
Gross expenses	2.04%	1.99%	1.93%	1.91%	1.91%	2.09%
Net expenses	1.92%	1.91%	1.88%	1.90%	1.90%	1.97%
Net investment income	0.38%	0.07%	0.30%	0.84%	0.15%	0.44%
Supplemental data
Portfolio turnover rate	24%	25%	23%	23%	26%	91%
Net assets, end of period (000’s omitted)	$5,631	$7,666	$9,206	$10,014	$18,248	$24,084

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic Value Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Intrinsic Value Fund.

2.	For the period from August 1, 2006 (commencement of class operations) to July 31, 2007.

3.	Calculated based upon average shares outstanding.

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Intrinsic Value Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Class C		2011	2010[1]	2009[1]	2008[1]	20071,[2]
Net asset value, beginning of period	$11.35	$9.72	$8.40	$10.11	$11.48	$10.00
Net investment income	0.01	0.02	0.03 [3]	0.06 [3]	0.01	0.02
Net realized and unrealized gains (losses) on investments	(0.31)	1.63	1.29	(1.71)	(0.96)	1.47

Total from investment operations	(0.30)	1.65	1.32	(1.65)	(0.95)	1.49
Distributions to shareholders from
Net investment income	(0.19)	(0.02)	0.00	0.00	0.00	(0.01)
Net realized gains	(1.13)	0.00	0.00	(0.06)	(0.42)	0.00

Total distributions to shareholders	(1.32)	(0.02)	0.00	(0.06)	(0.42)	(0.01)
Net asset value, end of period	$9.73	$11.35	$9.72	$8.40	$10.11	$11.48
Total return[4]	(2.11)%	16.98%	15.71%	(16.22)%	(8.58)%	14.90%
Ratios to average net assets (annualized)
Gross expenses	2.03%	1.97%	1.94%	1.92%	1.91%	2.10%
Net expenses	1.92%	1.92%	1.88%	1.91%	1.90%	1.98%
Net investment income	0.37%	0.07%	0.29%	0.84%	0.18%	0.31%
Supplemental data
Portfolio turnover rate	24%	25%	23%	23%	26%	91%
Net assets, end of period (000’s omitted)	$23,677	$28,230	$26,934	$20,396	$22,369	$19,640

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic Value Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Intrinsic Value Fund.

2.	For the period from August 1, 2006 (commencement of class operations) to July 31, 2007.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Intrinsic Value Fund	17

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Administrator Class		2011	2010[1]
Net asset value, beginning of period	$11.55	$9.87	$9.87
Net investment income	0.07 [2]	0.11 [2]	0.00
Net realized and unrealized gains (losses) on investments	(0.32)	1.68	0.00

Total from investment operations	(0.25)	1.79	0.00
Distributions to shareholders from
Net investment income	(0.04)	(0.11)	0.00
Net realized gains	(1.13)	0.00	0.00

Total distributions to shareholders	(1.17)	(0.11)	0.00
Net asset value, end of period	$10.13	$11.55	$9.87
Total return[3]	(1.73)%	18.23%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.13%	1.06%	0.00%
Net expenses	0.95%	0.95%	0.00%
Net investment income	1.34%	1.04%	0.00%
Supplemental data
Portfolio turnover rate	24%	25%	23%
Net assets, end of period (000’s omitted)	$15,588	$9,693	$10

1.	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010.

2.	Calculated based upon average shares outstanding.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Intrinsic Value Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Institutional Class		2011	2010[1]	2009[1]	2008[1]	20071,[2]
Net asset value, beginning of period	$11.56	$9.87	$8.51	$10.22	$11.55	$10.00
Net investment income	0.08 [3]	0.13 [3]	0.12 [3]	0.12	0.14 [3]	0.10
Net realized and unrealized gains (losses) on investments	(0.34)	1.67	1.32	(1.72)	(0.98)	1.48

Total from investment operations	(0.26)	1.80	1.44	(1.60)	(0.84)	1.58
Distributions to shareholders from
Net investment income	(0.33)	(0.11)	(0.08)	(0.05)	(0.07)	(0.03)
Net realized gains	(1.13)	0.00	0.00	(0.06)	(0.42)	0.00

Total distributions to shareholders	(1.46)	(0.11)	(0.08)	(0.11)	(0.49)	(0.03)
Net asset value, end of period	$9.84	$11.56	$9.87	$8.51	$10.22	$11.55
Total return[4]	(1.69)%	18.32%	16.93%	(15.44)%	(7.66)%	15.84%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.79%	0.94%	0.92%	0.89%	1.11%
Net expenses	0.85%	0.79%	0.88%	0.91%	0.88%	0.99%
Net investment income	1.46%	1.16%	1.27%	1.86%	1.25%	1.18%
Supplemental data
Portfolio turnover rate	24%	25%	23%	23%	26%	91%
Net assets, end of period (000’s omitted)	$214,920	$277,329	$1,109,507	$348,093	$299,456	$61,469

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic Value fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Intrinsic Value Fund.

2.	For the period from August 1, 2006 (commencement of class operations) to July 31, 2007.

3.	Calculated based upon average shares outstanding.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Intrinsic Value Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Intrinsic Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

20	Wells Fargo Advantage Intrinsic Value Fund	Notes to Financial Statements (Unaudited)

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Intrinsic Value Fund	21

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$346,641,147	$0	$0	$346,641,147
Short-term investments
Investment companies	9,623,613	35,522,278	0	45,145,891
	$356,264,760	$35,522,278	$0	$391,787,038

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended January 31, 2012, the advisory fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Metropolitan West Capital Management, LLC, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.17% for Class A, 1.92% for Class B, 1.92% for Class C, 0.95% for Administrator Class and 0.85% for Institutional Class.

22	Wells Fargo Advantage Intrinsic Value Fund	Notes to Financial Statements (Unaudited)

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended January 31, 2012, Wells Fargo Funds Distributor, LLC received $2,363 from the sale of Class A shares and $3,305 and $1,797 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended January 31, 2012 were $90,062,253 and $186,757,707, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended January 31, 2012, the Fund paid $242 in commitment fees.

For the six months ended January 31, 2012, there were no borrowings by the Fund under the agreement.

7. REDEMPTION IN-KIND

After the close of business on March 28, 2011, the Fund redeemed assets through an in-kind redemption. In the redemption transaction, the Fund issued securities with a value of $427,928,397 and cash in the amount of $23,965,784. The Fund recognized gains in the amount of $127,937,466 which are reflected on the Statement of Changes in Net Assets for the year ended July 31, 2011. The redemption in-kind represented 44.44% of the Fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Intrinsic Value Fund	23

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

24	Wells Fargo Advantage Intrinsic Value Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Intrinsic Value Fund	25

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

26	Wells Fargo Advantage Intrinsic Value Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

List of Abbreviations	Wells Fargo Advantage Intrinsic Value Fund	27

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207947 03-12 SA207/SAR207 1-12

Wells Fargo Advantage

Large Cap Core Fund

Semi-Annual Report

January 31, 2012

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The views expressed and any forward-looking statements are as of January 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of January 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Large Cap Core Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain.

The slow-motion debt crisis in the eurozone was a major headwind to both domestic and global stock market indexes.

Dear Valued Shareholder,

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Large Cap Core Fund for the six-month period that ended January 31, 2012. The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain. Most U.S. stock indexes posted gains for the period, even if only modest ones.

Worries gave way to guarded optimism for the U.S. economy.

The period began with worries that the U.S. economy was returning to recession. Revised figures for gross domestic product (GDP) indicated that the U.S. economy grew by an annualized rate of only 0.8% in the first half of 2011. Moreover, although the July 2011 Institute for Supply Management (ISM) manufacturing survey suggested that factories continued to expand, the rate of expansion was lower than in previous months. The prolonged debate over whether and how to raise the U.S. debt ceiling—which only ended on July 31, 2011—also depressed market sentiment by highlighting the country’s political divisions.

The stock market remained volatile throughout September. By late October, however, stronger economic data led to greater optimism and higher stock prices. Revised real GDP growth came in at 1.8% in the third quarter of 2011 and 2.8% in the fourth quarter, suggesting that the recovery was on firmer footing. Economic growth was not evenly distributed, though, as December 2011 retail same-store sales generally showed stronger growth for retailers targeting affluent customers than for those targeting the broad middle class. The reported unemployment rate also showed some signs of improvement, falling from 9.1% in August 2011 to 8.3% in January 2012. However, this decline in the unemployment rate was accompanied by an increase in the number of Americans not in the labor force, raising concerns about the economy’s ability to generate jobs.

The eurozone had continued trouble.

The slow-motion debt crisis in the eurozone was a major headwind to both domestic and global stock market indexes. The worsening debt and deficit numbers for Greece in late 2011 and early 2012 cast doubt on the country’s ability to service its debt under the plan put in place by the European Union and the International Monetary Fund and put the ongoing drama of the European sovereign debt crisis back on center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as many Greeks rioted in response to greater budgetary austerity and the discussion moved from whether private investors would take a loss on their Greek debt to how big the loss would be. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effect of such an event on the financial system and the global economy.

Even as the situation in Greece deteriorated, eurozone GDP numbers supported the case for a modest recovery in the global economy. Reported GDP growth for the 17 countries that comprise the eurozone was modest, rising 0.2% in the third quarter compared to the second quarter, and by 0.2% in the fourth quarter

Letter to Shareholders	Wells Fargo Advantage Large Cap Core Fund	3

compared to the third quarter. However, the eurozone average concealed a wide variation between economies, with Germany’s growing by 0.5% in the third quarter of 2011 even as Greece’s GDP contracted.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system. Moreover, in response to extreme market volatility and signs of a weakening economy, in its August 2011 policy statement, the Federal Reserve (Fed) announced it would keep interest rates “exceptionally low” until at least mid-2013 as a way to support the economy. Market participants interpreted the Fed’s statement to mean that the central bankers believed the economy would remain weak over the next two years. However, the Fed also said that it was considering a “range of policy tools available to promote a stronger economic recovery” and “is prepared to employ these tools as appropriate.”

At the beginning of the period, the European Central Bank (ECB) had a key rate of 1.50% but lowered it to 1.25% in November 2011 and then to 1.00% in December 2011 in an attempt to support the sluggish eurozone recovery. To support the banking system, in late 2011, the ECB initiated a long-term refinancing operation (LTRO) in which it supplied three-year loans to banks against a wide range of collateral. The operation basically provided a near-unlimited amount of liquidity to banks, easing some investor concerns about the effect of an increasingly probable Greek default.

We use time-tested investment strategies, even as many variables are at work in the market.

Experience tells us that strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Large Cap Core Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Large Cap Core Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Golden Capital Management, LLC

PORTFOLIO MANAGER

Jeff C. Moser, CFA

FUND INCEPTION

December 17, 2007

TEN LARGEST EQUITY HOLDINGS[1] (AS OF JANUARY 31, 2012)
Home Depot Incorporated	2.50%
International Business Machines Corporation	2.41%
Apple Incorporated	2.39%
Chevron Corporation	2.34%
CVS Caremark Corporation	2.29%
CBS Corporation Class B	2.28%
Exxon Mobil Corporation	2.23%
Union Pacific Corporation	2.23%
Tyco International Limited	2.21%
Comcast Corporation Class A	2.20%

SECTOR DISTRIBUTION[2] (AS OF JANUARY 31, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Large Cap Core Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JANUARY 31, 2012)

		Including Sales Charge			Excluding Sales Charge			Expense Ratios[4]
	Inception Date	6 Months*	1 Year	Life of Fund	6 Months*	1 Year	Life of Fund	Gross	Net[5]
Class A (EGOAX)	12/17/2007	(3.26)	(2.63)	(3.30)	2.60	3.31	(1.90)	1.30%	1.14%
Class C (EGOCX)	12/17/2007	1.18	1.42	(2.61)	2.18	2.42	(2.61)	2.05%	1.89%
Administrator Class (WFLLX)	07/16/2010				2.70	3.53	(1.78)	1.14%	0.90%
Institutional Class (EGOIX)	12/17/2007				2.84	3.67	(1.56)	0.87%	0.66%
Investor Class (WFLNX)	07/16/2010				2.54	3.25	(2.10)	1.37%	1.21%
S&P 500 Index[6]					2.71	4.22	(0.15)

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Administrator Class and Investor Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect higher expenses applicable to the Administrator Class and Investor Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Golden Large Cap Core Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

6.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Large Cap Core Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 08-01-2011	Ending Account Value 01-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,026.03	$5.81	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.79	1.14%
Class C
Actual	$1,000.00	$1,021.81	$9.61	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.63	$9.58	1.89%
Administrator Class
Actual	$1,000.00	$1,027.04	$4.59	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.61	$4.57	0.90%
Institutional Class
Actual	$1,000.00	$1,028.40	$3.37	0.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.35	0.66%
Investor Class
Actual	$1,000.00	$1,025.45	$6.16	1.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.14	1.21%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Large Cap Core Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 98.86%

Consumer Discretionary: 11.36%

Media: 4.48%
CBS Corporation Class B	132,405	$3,770,894
Comcast Corporation Class A	137,377	3,652,854

		7,423,748

Specialty Retail: 6.88%
Foot Locker Incorporated«	138,408	3,631,826
Home Depot Incorporated	93,333	4,143,052
Ross Stores Incorporated«	71,470	3,632,105

		11,406,983

Consumer Staples: 6.05%

Food & Staples Retailing: 4.24%
CVS Caremark Corporation	90,846	3,792,821
Wal-Mart Stores Incorporated«	52,652	3,230,727

		7,023,548

Personal Products: 1.81%
Herbalife Limited	51,783	2,997,200

Energy: 12.02%

Energy Equipment & Services: 3.33%
Halliburton Company	68,750	2,528,625
National Oilwell Varco Incorporated«	40,500	2,996,190

		5,524,815

Oil, Gas & Consumable Fuels: 8.69%
Chevron Corporation	37,619	3,877,767
ConocoPhillips	51,665	3,524,070
Exxon Mobil Corporation	44,141	3,696,367
Occidental Petroleum Corporation	33,065	3,298,895

		14,397,099

Financials: 12.83%

Capital Markets: 3.68%
Ameriprise Financial Incorporated	60,014	3,213,750
Raymond James Financial Incorporated	82,566	2,889,810

		6,103,560

Commercial Banks: 3.84%
Fifth Third Bancorp	243,358	3,166,088
US Bancorp	113,090	3,191,400

		6,357,488

Diversified Financial Services: 1.58%
JPMorgan Chase & Company	70,296	2,622,041

Portfolio of Investments—January 31, 2012 (Unaudited)	Wells Fargo Advantage Large Cap Core Fund	9

Security Name	Shares	Value

Insurance: 3.73%
ACE Limited	50,414	$3,508,814
MetLife Incorporated	75,361	2,662,504

		6,171,318

Health Care: 14.62%

Biotechnology: 4.07%
Amgen Incorporated	49,418	3,355,976
Celgene Corporation†	46,634	3,390,292

		6,746,268

Health Care Providers & Services: 5.42%
Cardinal Health Incorporated	66,092	2,843,939
McKesson Corporation	35,063	2,865,348
UnitedHealth Group Incorporated	62,968	3,261,113

		8,970,400

Pharmaceuticals: 5.13%
Bristol-Myers Squibb Company	91,836	2,960,793
Johnson & Johnson	43,184	2,846,257
Questcor Pharmaceuticals Incorporated†	76,175	2,698,880

		8,505,930

Industrials: 12.07%

Aerospace & Defense: 1.86%
United Technologies Corporation	39,400	3,086,990

Industrial Conglomerates: 4.27%
General Electric Company	182,476	3,414,126
Tyco International Limited	71,812	3,658,821

		7,072,947

Machinery: 3.71%
Danaher Corporation	66,463	3,489,972
Wabco Holdings Incorporated«†	51,141	2,651,661

		6,141,633

Road & Rail: 2.23%
Union Pacific Corporation	32,284	3,690,384

Information Technology: 23.88%

Communications Equipment: 1.41%
Cisco Systems Incorporated	118,987	2,335,715

Computers & Peripherals: 4.41%
Apple Incorporated†	8,674	3,959,508
EMC Corporation«†	129,868	3,345,400

		7,304,908

Electronic Equipment, Instruments & Components: 1.71%
Agilent Technologies Incorporated	66,728	2,833,938

10	Wells Fargo Advantage Large Cap Core Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name		Shares	Value

Internet Software & Services: 2.05%
IAC/InterActive Corporation		78,890	$3,397,792

IT Services: 4.38%
Alliance Data Systems Corporation«†		29,425	3,260,290
International Business Machines Corporation		20,746	3,995,680

			7,255,970

Semiconductors & Semiconductor Equipment: 2.09%
Intel Corporation		131,213	3,466,647

Software: 7.83%
Microsoft Corporation		107,253	3,167,181
Oracle Corporation		114,344	3,224,501
Symantec Corporation†		172,778	2,970,054
TIBCO Software Incorporated†		138,245	3,604,047

			12,965,783

Materials: 2.10%

Chemicals: 2.10%
Rockwood Holdings Incorporated†		68,789	3,473,845

Telecommunication Services: 2.01%

Diversified Telecommunication Services: 2.01%
Verizon Communications Incorporated		88,519	3,333,626

Utilities: 1.92%

Electric Utilities: 1.92%
Duke Energy Corporation«		149,642	3,188,870

Total Common Stocks (Cost $134,152,035)			163,799,446

		Principal
Other: 0.51%
Gryphon Funding Limited, Pass-Through Entity(v)(a)(i)		$1,111,579	300,126
VFNC Corporation, Pass-Through Entity, 0.27%(v)(a)(i)±144A		1,266,645	544,657

Total Other (Cost $394,851)			844,783

	Yield	Shares
Short-Term Investments: 8.45%

Investment Companies: 8.45%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.02%	1,473,893	1,473,893
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.15	12,529,649	12,529,649

Total Short-Term Investments (Cost $14,003,542)			14,003,542

Total Investments in Securities
(Cost $148,550,428)*	107.82%	178,647,771
Other Assets and Liabilities, Net	(7.82)	(12,963,042)

Total Net Assets	100.00%	$165,684,729

Portfolio of Investments—January 31, 2012 (Unaudited)	Wells Fargo Advantage Large Cap Core Fund	11

«	All or a portion of this security is on loan.

†	Non-income earning security.

(v)	Security represents investment of cash collateral received from securities on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

±	Variable rate investment.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $148,985,445 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$32,442,183
Gross unrealized depreciation	(2,779,857)

Net unrealized appreciation	$29,662,326

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Large Cap Core Fund	Statement of Assets and Liabilities—January 31, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$164,644,229
In affiliated securities, at value (see cost below)	14,003,542

Total investments, at value (see cost below)	178,647,771
Receivable for Fund shares sold	111,858
Receivable for dividends	116,117
Receivable for securities lending income	1,263
Prepaid expenses and other assets	40,883

Total assets	178,917,892

Liabilities
Payable for Fund shares redeemed	191,558
Payable upon receipt of securities loaned	12,924,500
Advisory fee payable	49,648
Distribution fees payable	1,109
Due to other related parties	31,793
Accrued expenses and other liabilities	34,555

Total liabilities	13,233,163

Total net assets	$165,684,729

NET ASSETS CONSIST OF
Paid-in capital	$215,206,957
Undistributed net investment income	38,330
Accumulated net realized losses on investments	(79,657,901)
Net unrealized gains on investments	30,097,343

Total net assets	$165,684,729

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$7,138,518
Shares outstanding – Class A	800,667
Net asset value per share – Class A	$8.92
Maximum offering price per share – Class A2	$9.46
Net assets – Class C	$1,777,295
Shares outstanding – Class C	199,638
Net asset value per share – Class C	$8.90
Net assets – Administrator Class	$471,292
Shares outstanding – Administrator Class	52,819
Net asset value per share – Administrator Class	$8.92
Net assets – Institutional Class	$456,080
Shares outstanding – Institutional Class	51,172
Net asset value per share – Institutional Class	$8.91
Net assets – Investor Class	$155,841,544
Shares outstanding – Investor Class	17,477,103
Net asset value per share – Investor Class	$8.92

Investments in unaffiliated securities, at cost	$134,546,886

Investments in affiliated securities, at cost	$14,003,542

Total investments, at cost	$148,550,428

Securities on loan, at value	$12,614,577

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended January 31, 2012 (Unaudited)	Wells Fargo Advantage Large Cap Core Fund	13

Investment income
Dividends	$1,437,377
Securities lending income, net	7,154
Income from affiliated securities	914

Total investment income	1,445,445

Expenses
Advisory fee	506,193
Administration fees
Fund level	38,938
Class A	8,806
Class C	2,100
Administrator Class	221
Institutional Class	175
Investor Class	241,698
Shareholder servicing fees
Class A	8,467
Class C	2,020
Administrator Class	553
Investor Class	179,850
Distribution fees
Class C	6,059
Custody and accounting fees	8,639
Professional fees	20,584
Registration fees	35,006
Shareholder report expenses	23,285
Trustees’ fees and expenses	6,066
Other fees and expenses	5,192

Total expenses	1,093,852
Less: Fee waivers and/or expense reimbursements	(150,318)

Net expenses	943,534

Net investment income	501,911

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(1,315,306)
Net change in unrealized gains (losses) on investments	4,529,128

Net realized and unrealized gains (losses) on investments	3,213,822

Net increase in net assets resulting from operations	$3,715,733

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Large Cap Core Fund	Statements of Changes in Net Assets

	Six Months Ended January 31, 2012 (Unaudited)		Year Ended July 31, 2011

Operations
Net investment income		$501,911		$922,353
Net realized gains (losses) on investments		(1,315,306)		14,284,176
Net change in unrealized gains (losses) on investments		4,529,128		14,508,213

Net increase in net assets resulting from operations		3,715,733		29,714,742

Distributions to shareholders from
Net investment income
Class A		(42,583)		(30,356)
Administrator Class		(4,224)		(2,374)
Institutional Class		(5,032)		(4,157)
Investor Class		(842,065)		(555,179)

Total distributions to shareholders		(893,904)		(592,066)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	102,517	847,523	120,209	1,004,920
Class C	18,922	159,636	26,271	233,035
Administrator Class	2,794	21,867	68,492	571,173
Institutional Class	4	31	5,841	45,793
Investor Class	230,958	1,880,077	741,068	6,300,740

		2,909,134		8,155,661

Reinvestment of distributions
Class A	5,037	40,746	3,553	29,813
Administrator Class	311	2,512	118	994
Institutional Class	607	4,903	487	4,082
Investor Class	100,884	816,154	63,752	534,879

		864,315		569,768

Payment for shares redeemed
Class A	(163,809)	(1,352,049)	(419,887)	(3,475,235)
Class C	(20,163)	(169,783)	(89,604)	(714,295)
Administrator Class	(4,702)	(38,272)	(19,881)	(171,931)
Institutional Class	(3,876)	(33,036)	(376,395)	(2,908,594)
Investor Class	(1,029,369)	(8,483,728)	(2,988,793)	(25,190,566)

		(10,076,868)		(32,460,621)

Net decrease in net assets resulting from capital share transactions		(6,303,419)		(23,735,192)

Total increase (decrease) in net assets		(3,481,590)		5,387,484

Net assets
Beginning of period		169,166,319		163,778,835

End of period		$165,684,729		$169,166,319

Undistributed net investment income		$38,330		$430,323

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Large Cap Core Fund	15

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Class A		2011	2010[1]	2009[1]	20081,[2]
Net asset value, beginning of period	$8.75	$7.37	$6.96	$8.77	$10.00
Net investment income	0.03	0.05	0.06	0.08	0.03
Net realized and unrealized gains (losses) on investments	0.19	1.36	0.46	(1.82)	(1.26)

Total from investment operations	0.22	1.41	0.52	(1.74)	(1.23)
Distributions to shareholders from
Net investment income	(0.05)	(0.03)	(0.11)	(0.07)	0.00
Net asset value, end of period	$8.92	$8.75	$7.37	$6.96	$8.77
Total return[3]	2.60%	19.16%	7.43%	(19.78)%	(12.30)%
Ratios to average net assets (annualized)
Gross expenses	1.34%	1.30%	2.55%	4.10%	5.03%
Net expenses	1.14%	1.14%	1.15%	1.15%	1.15%
Net investment income	0.72%	0.61%	0.91%	1.22%	0.69%
Supplemental data
Portfolio turnover rate	24%	43%	18%	45%	23%
Net assets, end of period (000’s omitted)	$7,139	$7,495	$8,501	$533	$604

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. Evergreen Golden Large Cap Core Fund was the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Golden Large Cap Core Fund.

2.	For the period from December 17, 2007 (commencement of class operations) to July 31, 2008.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Large Cap Core Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Class C		2011	2010[1]	2009[1]	2008[1,2]
Net asset value, beginning of period	$8.71	$7.37	$6.94	$8.75	$10.00
Net investment income (loss)	(0.00)	(0.01)	0.01	0.03	0.00
Net realized and unrealized gains (losses) on investments	0.19	1.35	0.44	(1.81)	(1.25)

Total from investment operations	0.19	1.34	0.45	(1.78)	(1.25)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.02)	(0.03)	0.00
Net asset value, end of period	$8.90	$8.71	$7.37	$6.94	$8.75
Total return[3]	2.18%	18.18%	6.54%	(20.33)%	(12.50)%
Ratios to average net assets (annualized)
Gross expenses	2.09%	2.05%	3.75%	4.85%	5.78%
Net expenses	1.89%	1.89%	1.90%	1.90%	1.90%
Net investment income (loss)	(0.04)%	(0.13)%	0.09%	0.48%	(0.06)%
Supplemental data
Portfolio turnover rate	24%	43%	18%	45%	23%
Net assets, end of period (000’s omitted)	$1,777	$1,750	$1,947	$1,043	$942

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. Evergreen Golden Large Cap Core Fund was the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Golden Large Cap Core Fund.

2.	For the period from December 17, 2007 (commencement of class operations) to July 31, 2008.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Large Cap Core Fund	17

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Administrator Class		2011	2010[1]
Net asset value, beginning of period	$8.77	$7.38	$7.22
Net investment income	0.04	0.07 [2]	0.00
Net realized and unrealized gains (losses) on investments	0.19	1.36	0.16

Total from investment operations	0.23	1.43	0.16
Distributions to shareholders from
Net investment income	(0.08)	(0.04)	0.00
Net asset value, end of period	$8.92	$8.77	$7.38
Total return[3]	2.70%	19.44%	2.22%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.08%	1.12%
Net expenses	0.90%	0.86%	0.89%
Net investment income	0.96%	0.76%	1.12%
Supplemental data
Portfolio turnover rate	24%	43%	18%
Net assets, end of period (000’s omitted)	$471	$477	$42

1.	For the period from July 16, 2010 (commencement of class operations) to July 31, 2010.

2.	Calculated based upon average shares outstanding.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Large Cap Core Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Institutional Class		2011	2010[1]	2009[1]	20081,[2]
Net asset value, beginning of period	$8.77	$7.38	$6.97	$8.79	$10.00
Net investment income	0.05	0.10 [3]	0.08	0.09	0.05
Net realized and unrealized gains (losses) on investments	0.19	1.35	0.46	(1.82)	(1.26)

Total from investment operations	0.24	1.45	0.54	(1.73)	(1.21)
Distributions to shareholders from
Net investment income	(0.10)	(0.06)	(0.13)	(0.09)	0.00
Net asset value, end of period	$8.91	$8.77	$7.38	$6.97	$8.79
Total return[4]	2.84%	19.65%	7.79%	(19.61)%	(12.10)%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.86%	2.80%	3.85%	4.78%
Net expenses	0.66%	0.66%	0.89%	0.90%	0.90%
Net investment income	1.20%	1.32%	1.09%	1.47%	0.93%
Supplemental data
Portfolio turnover rate	24%	43%	18%	45%	23%
Net assets, end of period (000’s omitted)	$456	$478	$3,132	$2,809	$3,149

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Golden Large Cap Core Fund and Wells Fargo Advantage Large Company Core Fund. Evergreen Golden Large Cap Core Fund was the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Golden Large Cap Core Fund.

2.	For the period from December 17, 2007 (commencement of class operations) to July 31, 2008.

3.	Calculated based upon average shares outstanding.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Large Cap Core Fund	19

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Investor Class		2011	2010[1]
Net asset value, beginning of period	$8.75	$7.38	$7.22
Net investment income	0.03	0.05	0.00
Net realized and unrealized gains (losses) on investments	0.19	1.35	0.16

Total from investment operations	0.22	1.40	0.16
Distributions to shareholders from
Net investment income	(0.05)	(0.03)	0.00
Net asset value, end of period	$8.92	$8.75	$7.38
Total return[2]	2.54%	18.97%	2.22%
Ratios to average net assets (annualized)
Gross expenses	1.40%	1.37%	1.37%
Net expenses	1.21%	1.21%	1.21%
Net investment income	0.65%	0.53%	1.03%
Supplemental data
Portfolio turnover rate	24%	43%	18%
Net assets, end of period (000’s omitted)	$155,842	$158,966	$150,157

1.	For the period from July 16, 2010 (commencement of class operations) to July 31, 2010.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Large Cap Core Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Large Cap Core Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Large Cap Core Fund	21

impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of July 31, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $77,872,569 with $1,336,271 expiring in 2016, $2,447,332 expiring in 2017 and $74,088,966 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

22	Wells Fargo Advantage Large Cap Core Fund	Notes to Financial Statements (Unaudited)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$163,799,446	$0	$0	$163,799,446
Other	0	0	844,783	844,783

Short-term investments
Investment companies	1,473,893	12,529,649	0	14.003,542
	$165,273,339	$12,529,649	$844,783	$178,647,771

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of July 31, 2011	$1,198,189
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(208,279)
Purchases	0
Sales	(145,127)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of January 31, 2012	$844,783
Change in unrealized gains (losses) relating to securities still held at January 31, 2012	$(281,724)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended January 31, 2012, the advisory fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Golden Capital Management, LLC, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.30% as the average daily net assets of the Fund increase. Wells Fargo Bank, N.A., and affiliate of Funds Management, owns a 65% majority stake interest in Golden Capital Management, LLC.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Large Cap Core Fund	23

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.33

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.14% for Class A, 1.89% for Class C, 0.90% for Administrator Class, 0.66% for Institutional Class and 1.21% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of its average daily net assets.

For the six months ended January 31, 2012, Wells Fargo Funds Distributor, LLC received $49 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended January 31, 2012 were $36,558,588 and $42,378,013, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended January 31, 2012, the Fund paid $85 in commitment fees.

For the six months ended January 31, 2012, there were no borrowings by the Fund under the agreement.

24	Wells Fargo Advantage Large Cap Core Fund	Notes to Financial Statements (Unaudited)

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage Large Cap Core Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Large Cap Core Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Large Cap Core Fund	27

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Large Cap Core Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207948 03-12 SA208/SAR208 1-12

Wells Fargo Advantage

Large Cap Growth Fund

Semi-Annual Report

January 31, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of January 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Large Cap Growth Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain.

The slow-motion debt crisis in the eurozone was a major headwind to both domestic and global stock market indexes.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Large Cap Growth Fund for the six-month period that ended January 31, 2012. The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain. Most U.S. stock indexes posted gains for the period, even if only modest ones.

Worries gave way to guarded optimism for the U.S. economy.

The period began with worries that the U.S. economy was returning to recession. Revised figures for gross domestic product (GDP) indicated that the U.S. economy grew by an annualized rate of only 0.8% in the first half of 2011. Moreover, although the July 2011 Institute for Supply Management (ISM) manufacturing survey suggested that factories continued to expand, the rate of expansion was lower than in previous months. The prolonged debate over whether and how to raise the U.S. debt ceiling—which only ended on July 31, 2011—also depressed market sentiment by highlighting the country’s political divisions.

The stock market remained volatile throughout September. By late October, however, stronger economic data led to greater optimism and higher stock prices. Revised real GDP growth came in at 1.8% in the third quarter of 2011 and 2.8% in the fourth quarter, suggesting that the recovery was on firmer footing. Economic growth was not evenly distributed, though, as December 2011 retail same-store sales generally showed stronger growth for retailers targeting affluent customers than for those targeting the broad middle class. The reported unemployment rate also showed some signs of improvement, falling from 9.1% in August 2011 to 8.3% in January 2012. However, this decline in the unemployment rate was accompanied by an increase in the number of Americans not in the labor force, raising concerns about the economy’s ability to generate jobs.

The eurozone had continued trouble.

The slow-motion debt crisis in the eurozone was a major headwind to both domestic and global stock market indexes. The worsening debt and deficit numbers for Greece in late 2011 and early 2012 cast doubt on the country’s ability to service its debt under the plan put in place by the European Union and the International Monetary Fund and put the ongoing drama of the European sovereign debt crisis back on center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as many Greeks rioted in response to greater budgetary austerity and the discussion moved from whether private investors would take a loss on their Greek debt to how big the loss would be. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effect of such an event on the financial system and the global economy.

Even as the situation in Greece deteriorated, eurozone GDP numbers supported the case for a modest recovery in the global economy. Reported GDP growth for the 17 countries that comprise the eurozone was modest, rising 0.2% in the third quarter compared to the second quarter, and by 0.2% in the fourth quarter

Letter to Shareholders	Wells Fargo Advantage Large Cap Growth Fund	3

compared to the third quarter. However, the eurozone average concealed a wide variation between economies, with Germany’s growing by 0.5% in the third quarter of 2011 even as Greece’s GDP contracted.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system. Moreover, in response to extreme market volatility and signs of a weakening economy, in its August 2011 policy statement, the Federal Reserve (Fed) announced it would keep interest rates “exceptionally low” until at least mid-2013 as a way to support the economy. Market participants interpreted the Fed’s statement to mean that the central bankers believed the economy would remain weak over the next two years. However, the Fed also said that it was considering a “range of policy tools available to promote a stronger economic recovery” and “is prepared to employ these tools as appropriate.”

At the beginning of the period, the European Central Bank (ECB) had a key rate of 1.50% but lowered it to 1.25% in November 2011 and then to 1.00% in December 2011 in an attempt to support the sluggish eurozone recovery. To support the banking system, in late 2011, the ECB initiated a long-term refinancing operation (LTRO) in which it supplied three-year loans to banks against a wide range of collateral. The operation basically provided a near-unlimited amount of liquidity to banks, easing some investor concerns about the effect of an increasingly probable Greek default.

We use time-tested investment strategies, even as many variables are at work in the market.

Experience tells us that strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Large Cap Growth Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Large Cap Growth Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Joseph M. Eberhardy, CFA, CPA

Thomas C. Ognar, CFA

Bruce C. Olson, CFA

FUND INCEPTION

December 30, 1981

TEN LARGEST EQUITY HOLDINGS[1] (AS OF JANUARY 31, 2012)
Apple Incorporated	7.53%
Google Incorporated Class A	3.19%
QUALCOMM Incorporated	2.94%
Cognizant Technology Solutions Corporation Class A	2.57%
MasterCard Incorporated	2.49%
Praxair Incorporated	2.40%
Alexion Pharmaceuticals Incorporated	2.36%
priceline.com Incorporated	2.33%
EMC Corporation	2.30%
Whole Foods Market Incorporated	2.20%

SECTOR DISTRIBUTION[2] (AS OF JANUARY 31, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Large Cap Growth Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JANUARY 31, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (STAFX)	07/30/2010	(4.26)	1.82	2.92	2.71	1.58	8.04	4.15	3.32	1.25%	1.12%
Class C (STOFX)	07/30/2010	0.21	6.26	3.42	2.61	1.21	7.26	3.42	2.61	2.00%	1.87%
Administrator Class (STDFX)	07/30/2010					1.71	8.23	4.20	3.35	1.09%	0.95%
Institutional Class (STNFX)	07/30/2010					1.80	8.46	4.26	3.38	0.82%	0.75%
Investor Class (STRFX)	12/30/1981					1.58	7.97	4.12	3.31	1.32%	1.19%
Russell 1000® Growth Index[6]						2.84	6.07	3.17	3.38

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Class A, Administrator Class and Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through November 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

6.

The Russell 1000® Growth Index measures the performance of those Russell 1000 Growth Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Large Cap Growth Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 08-01-2011	Ending Account Value 01-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,015.81	$5.68	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.69	1.12%
Class C
Actual	$1,000.00	$1,012.11	$9.46	1.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.74	$9.48	1.87%
Administrator Class
Actual	$1,000.00	$1,017.05	$4.82	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.82	0.95%
Institutional Class
Actual	$1,000.00	$1,017.96	$3.80	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81	0.75%
Investor Class
Actual	$1,000.00	$1,015.83	$6.03	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$6.04	1.19%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Large Cap Growth Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 98.02%

Consumer Discretionary: 20.83%

Auto Components: 0.60%
Johnson Controls Incorporated	69,000	$2,192,130

Hotels, Restaurants & Leisure: 5.25%
McDonald’s Corporation	76,000	7,527,800
Starbucks Corporation	133,000	6,374,690
Wynn Resorts Limited	45,000	5,185,350

		19,087,840

Internet & Catalog Retail: 3.93%
Amazon.com Incorporated†	30,000	5,833,200
priceline.com Incorporated†	16,000	8,471,680

		14,304,880

Multiline Retail: 1.52%
Dollar Tree Incorporated†	65,000	5,512,650

Specialty Retail: 4.20%
CarMax Incorporated†«	185,000	5,629,550
Dick’s Sporting Goods Incorporated	70,000	2,884,700
O’Reilly Automotive Incorporated†	61,000	4,972,110
Ross Stores Incorporated	35,000	1,778,700

		15,265,060

Textiles, Apparel & Luxury Goods: 5.33%
Coach Incorporated	98,000	6,864,900
Fossil Incorporated†	40,000	3,802,000
Nike Incorporated Class B	52,000	5,407,480
VF Corporation	25,000	3,287,250

		19,361,630

Consumer Staples: 4.68%

Beverages: 0.69%
The Coca-Cola Company	37,000	2,498,610

Food & Staples Retailing: 2.85%
Costco Wholesale Corporation	29,000	2,385,830
Whole Foods Market Incorporated	108,000	7,995,240

		10,381,070

Food Products: 0.95%
Green Mountain Coffee Roasters Incorporated†	7,500	400,050
Mead Johnson & Company	41,000	3,037,690

		3,437,740

Personal Products: 0.19%
Estee Lauder Companies Incorporated Class A	12,000	695,160

Portfolio of Investments—January 31, 2012 (Unaudited)	Wells Fargo Advantage Large Cap Growth Fund	9

Security Name	Shares	Value

Energy: 8.56%

Energy Equipment & Services: 3.47%
National Oilwell Varco Incorporated	77,000	$5,696,460
Schlumberger Limited	92,000	6,915,640

		12,612,100

Oil, Gas & Consumable Fuels: 5.09%
Apache Corporation	25,000	2,472,000
Continental Resources Incorporated†«	42,000	3,388,560
Occidental Petroleum Corporation	50,000	4,988,500
Pioneer Natural Resources Company	68,000	6,752,400
Southwestern Energy Company†	30,000	934,200

		18,535,660

Financials: 4.10%

Capital Markets: 0.78%
TD Ameritrade Holding Corporation	176,000	2,835,360

Consumer Finance: 3.32%
American Express Company	60,000	3,008,400
MasterCard Incorporated	25,500	9,067,035

		12,075,435

Health Care: 10.40%

Biotechnology: 2.82%
Alexion Pharmaceuticals Incorporated†	112,000	8,597,120
Biogen Idec Incorporated†	14,000	1,650,880

		10,248,000

Health Care Equipment & Supplies: 2.68%
Intuitive Surgical Incorporated†	12,000	5,518,920
St. Jude Medical Incorporated	101,000	4,212,710

		9,731,630

Health Care Providers & Services: 1.28%
AmerisourceBergen Corporation	120,000	4,676,400

Pharmaceuticals: 3.62%
Allergan Incorporated	67,000	5,889,970
Shire plc ADR	73,000	7,264,960

		13,154,930

Industrials: 10.36%

Aerospace & Defense: 1.51%
United Technologies Corporation	70,000	5,484,500

Air Freight & Logistics: 1.63%
C.H. Robinson Worldwide Incorporated	86,000	5,920,240

10	Wells Fargo Advantage Large Cap Growth Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name	Shares	Value

Electrical Equipment: 0.78%
Emerson Electric Company	55,000	$2,825,900

Machinery: 3.49%
Caterpillar Incorporated	26,000	2,837,120
Danaher Corporation	110,000	5,776,100
Joy Global Incorporated	45,000	4,081,050

		12,694,270

Road & Rail: 2.95%
Norfolk Southern Corporation	57,000	4,115,400
Union Pacific Corporation	58,000	6,629,980

		10,745,380

Information Technology: 33.81%

Communications Equipment: 3.83%
F5 Networks Incorporated†	27,000	3,232,980
QUALCOMM Incorporated	182,000	10,705,240

		13,938,220

Computers & Peripherals: 9.83%
Apple Incorporated†	60,000	27,388,800
EMC Corporation†	324,000	8,346,240

		35,735,040

Internet Software & Services: 4.58%
eBay Incorporated†	160,000	5,056,000
Google Incorporated Class A†	20,000	11,602,200

		16,658,200

IT Services: 4.38%
Accenture plc	115,000	6,594,100
Cognizant Technology Solutions Corporation Class A†	130,000	9,327,500

		15,921,600

Semiconductors & Semiconductor Equipment: 4.63%
Altera Corporation	40,000	1,591,600
Analog Devices Incorporated	86,000	3,365,180
ARM Holdings plc ADR	64,000	1,848,320
Avago Technologies Limited	89,000	3,020,660
Maxim Integrated Products Incorporated	60,000	1,610,400
Microchip Technology Incorporated«	146,000	5,388,860

		16,825,020

Software: 6.56%
Check Point Software Technologies Limited†«	120,000	6,754,800
Citrix Systems Incorporated†	60,000	3,912,600
Red Hat Incorporated†	135,000	6,259,950
Salesforce.com Incorporated†«	42,000	4,905,600
VMware Incorporated†«	22,000	2,007,940

		23,840,890

Portfolio of Investments—January 31, 2012 (Unaudited)	Wells Fargo Advantage Large Cap Growth Fund	11

Security Name		Shares	Value

Materials: 5.28%

Chemicals: 5.28%
Air Products & Chemicals Incorporated		28,000	$2,464,840
Ecolab Incorporated		35,000	2,115,400
Monsanto Company		72,000	5,907,600
Praxair Incorporated		82,000	8,708,400

			19,196,240

Total Common Stocks (Cost $276,011,362)			356,391,785

		Principal

Other: 0.26%
Gryphon Funding Limited, Pass-Through Entity(v)(a)(i)		$1,215,091	328,074
VFNC Corporation, Pass-Through Entity, 0.27%(v)(a)(i)144A±		1,384,597	595,377

Total Other (Cost $431,620)			923,451

	Yield	Shares

Short-Term Investments: 6.75%

Investment Companies: 6.75%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.02%	7,146,931	7,146,931
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.15	17,402,580	17,402,580

Total Short-Term Investments (Cost $24,549,511)			24,549,511

Total Investments in Securities
(Cost $300,992,493)*	105.03%	381,864,747
Other Assets and Liabilities, Net	(5.03)	(18,280,967)

Total Net Assets	100.00%	$363,583,780

†	Non-income earning security.

«	All or a portion of this security is on loan.

(v)	Security represents investment of cash collateral received from securities on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $301,738,761 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$83,999,665
Gross unrealized depreciation	(3,873,679)

Net unrealized appreciation	$80,125,986

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Large Cap Growth Fund	Statement of Assets and Liabilities—January 31, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$357,315,236
In affiliated securities, at value (see cost below)	24,549,511

Total investments, at value (see cost below)	381,864,747
Receivable for investments sold	1,781,382
Receivable for Fund shares sold	553,957
Receivable for dividends	58,943
Receivable for securities lending income	2,551
Prepaid expenses and other assets	6,226

Total assets	384,267,806

Liabilities
Payable for investments purchased	2,403,612
Payable for Fund shares redeemed	111,381
Payable upon receipt of securities loaned	17,834,200
Advisory fee payable	161,030
Distribution fees payable	522
Due to other related parties	71,478
Accrued expenses and other liabilities	101,803

Total liabilities	20,684,026

Total net assets	$363,583,780

NET ASSETS CONSIST OF
Paid-in capital	$330,424,571
Undistributed net investment loss	(186,575)
Accumulated net realized losses on investments	(47,526,470)
Net unrealized gains on investments	80,872,254

Total net assets	$363,583,780

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$12,079,297
Shares outstanding – Class A	375,958
Net asset value per share – Class A	$32.13
Maximum offering price per share – Class A2	$34.09
Net assets – Class C	$904,825
Shares outstanding – Class C	28,482
Net asset value per share – Class C	$31.77
Net assets – Administrator Class	$5,537,514
Shares outstanding – Administrator Class	171,931
Net asset value per share – Administrator Class	$32.21
Net assets – Institutional Class	$4,184,591
Shares outstanding – Institutional Class	129,517
Net asset value per share – Institutional Class	$32.31
Net assets – Investor Class	$340,877,553
Shares outstanding – Investor Class	10,622,954
Net asset value per share – Investor Class	$32.09

Investments in unaffiliated securities, at cost	$276,442,982

Investments in affiliated securities, at cost	$24,549,511

Total investments, at cost	$300,992,493

Securities on loan, at value	$17,446,148

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended January 31, 2012 (Unaudited)	Wells Fargo Advantage Large Cap Growth Fund	13

Investment income
Dividends	$1,736,623
Securities lending income, net	37,304
Income from affiliated securities	3,374

Total investment income	1,777,301

Expenses
Advisory fee	1,078,904
Administration fees
Fund level	82,993
Class A	6,936
Class C	616
Administrator Class	1,552
Institutional Class	1,333
Investor Class	527,546
Shareholder servicing fees
Class A	6,669
Class C	593
Administrator Class	3,767
Investor Class	399,350
Distribution fees
Class C	1,778
Custody and accounting fees	13,163
Professional fees	16,376
Registration fees	13,901
Shareholder report expenses	24,402
Trustees’ fees and expenses	5,332
Other fees and expenses	4,972

Total expenses	2,190,183
Less: Fee waivers and/or expense reimbursements	(226,307)

Net expenses	1,963,876

Net investment loss	(186,575)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	1,892,627
Net change in unrealized gains (losses) on investments	4,449,001

Net realized and unrealized gains (losses) on investments	6,341,628

Net increase in net assets resulting from operations	$6,155,053

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Large Cap Growth Fund	Statements of Changes in Net Assets

	Six Months Ended January 31, 2012 (Unaudited)		Year Ended July 31, 2011

Operations
Net investment loss		$(186,575)		$(610,361)
Net realized gains on investments		1,892,627		12,397,367
Net change in unrealized gains (losses) on investments		4,449,001		66,385,325

Net increase in net assets resulting from operations		6,155,053		78,172,331

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	332,232	10,084,103	79,152	2,432,063
Class C	22,626	680,969	9,687	296,419
Administrator Class	156,562	4,665,443	44,795	1,375,046
Institutional Class	120,041	3,584,808	26,255	821,357
Investor Class	626,219	19,073,820	551,943	16,503,447

		38,089,143		21,428,332

Payment for shares redeemed
Class A	(31,169)	(940,305)	(4,664)	(144,197)
Class C	(2,825)	(85,632)	(1,413)	(43,080)
Administrator Class	(28,188)	(851,589)	(1,645)	(50,115)
Institutional Class	(17,186)	(521,244)	0	0
Investor Class	(643,068)	(19,255,809)	(1,264,960)	(36,993,708)

		(21,654,579)		(37,231,100)

Net increase (decrease) in net assets resulting from capital share transactions		16,434,564		(15,802,768)

Total increase in net assets		22,589,617		62,369,563

Net assets
Beginning of period		340,994,163		278,624,600

End of period		$363,583,780		$340,994,163

Undistributed net investment income (loss)		$(186,575)		$0

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Large Cap Growth Fund	15

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Class A		2011	2010[1]
Net asset value, beginning of period	$31.62	$24.54	$24.54
Net investment income (loss)	(0.00)	(0.10)[2]	0.00
Net realized and unrealized gains (losses) on investments	0.51	7.18	0.00

Total from investment operations	0.51	7.08	0.00
Net asset value, end of period	$32.13	$31.62	$24.54
Total return[3]	1.58%	28.89%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.25%	0.00%
Net expenses	1.12%	1.12%	0.00%
Net investment income (loss)	(0.16)%	(0.33)%	0.00%
Supplemental data
Portfolio turnover rate	20%	47%	60%
Net assets, end of period (000’s omitted)	$12,079	$2,368	$10

1.	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010.

2.	Calculated based upon average shares outstanding.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Large Cap Growth Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Class C		2011	2010[1]
Net asset value, beginning of period	$31.38	$24.54	$24.54
Net investment income (loss)	(0.13)[2]	(0.32)[2]	0.00
Net realized and unrealized gains (losses) on investments	0.52	7.16	0.00

Total from investment operations	0.39	6.84	0.00
Net asset value, end of period	$31.77	$31.38	$24.54
Total return[3]	1.21%	27.91%	0.00%
Ratios to average net assets (annualized)
Gross expenses	2.01%	2.00%	0.00%
Net expenses	1.87%	1.87%	0.00%
Net investment income (loss)	(0.88)%	(1.04)%	0.00%
Supplemental data
Portfolio turnover rate	20%	47%	60%
Net assets, end of period (000’s omitted)	$905	$272	$10

1.	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010.

2.	Calculated based upon average shares outstanding.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Large Cap Growth Fund	17

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Administrator Class		2011	2010[1]
Net asset value, beginning of period	$31.67	$24.54	$24.54
Net investment income (loss)	0.01	(0.06)[2]	0.00
Net realized and unrealized gains (losses) on investments	0.53	7.19	0.00

Total from investment operations	0.54	7.13	0.00
Net asset value, end of period	$32.21	$31.67	$24.54
Total return[3]	1.71%	29.05%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.07%	0.00%
Net expenses	0.95%	0.94%	0.00%
Net investment income (loss)	0.11%	(0.19)%	0.00%
Supplemental data
Portfolio turnover rate	20%	47%	60%
Net assets, end of period (000’s omitted)	$5,538	$1,379	$10

1.	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010.

2.	Calculated based upon average shares outstanding.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Large Cap Growth Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Institutional Class		2011	2010[1]
Net asset value, beginning of period	$31.73	$24.54	$24.54
Net Investment income (loss)	0.03	(0.00)[2]	0.00
Net realized and unrealized gains (losses) on investments	0.55	7.19	0.00

Total from investment operations	0.58	7.19	0.00
Net asset value, end of period	$32.31	$31.73	$24.54
Total return[3]	1.80%	29.34%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.81%	0.00%
Net expenses	0.75%	0.75%	0.00%
Net investment income (loss)	0.35%	(0.01)%	0.00%
Supplemental data
Portfolio turnover rate	20%	47%	60%
Net assets, end of period (000’s omitted)	$4,185	$846	$10

1.	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Large Cap Growth Fund	19

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Investor Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$31.59	$24.54	$21.77	$26.62	$27.18	$23.18
Net investment income (loss)	(0.02)	(0.06)	(0.02)[1]	0.02 [1]	(0.04)[1]	(0.07)[1]
Net realized and unrealized gains (losses) on investments	0.52	7.11	2.81	(4.87)	(0.52)	4.07

Total from investment operations	0.50	7.05	2.79	(4.85)	(0.56)	4.00
Distributions to shareholders from
Net investment income	0.00	0.00	(0.02)	0.00	0.00	0.00
Net asset value, end of period	$32.09	$31.59	$24.54	$21.77	$26.62	$27.18
Total return[2]	1.58%	28.73%	12.80%	(18.22)%	(2.06)%	17.26%
Ratios to average net assets (annualized)
Gross expenses	1.33%	1.32%	1.43%	1.46%	1.47%	1.53%
Net expenses	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%
Net investment income (loss)	(0.12)%	(0.19)%	(0.07)%	0.07%	(0.13)%	(0.26)%
Supplemental data
Portfolio turnover rate	20%	47%	60%	81%	131%	113%
Net assets, end of period (000’s omitted)	$340,878	$336,128	$278,585	$264,776	$350,352	$388,700

1.	Calculated based upon average shares outstanding.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Large Cap Growth Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Large Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by

Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Large Cap Growth Fund	21

impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of July 31, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $48,943,894 with $17,697,584 expiring in 2017 and $31,246,310 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

22	Wells Fargo Advantage Large Cap Growth Fund	Notes to Financial Statements (Unaudited)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$356,391,785	$0	$0	$356,391,785
Other	0	0	923,451	923,451

Short-term investments
Investment companies	7,146,931	17,402,580	0	24,549,511
	$363,538,716	$17,402,580	$923,451	$381,864,747

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of July 31, 2011	$1,309,767
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(227,675)
Purchases	0
Sales	(158,641)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of January 31, 2012	$923,451
Change in unrealized gains (losses) relating to securities still held at January 31, 2012	$(307,959)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended January 31, 2012, the advisory fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.15% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Large Cap Growth Fund	23

agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.33

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.12% for Class A, 1.87% for Class C, 0.95% for Administrator Class, 0.75% for Institutional Class and 1.19% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of its average daily net assets.

For the six months ended January 31, 2012, Wells Fargo Funds Distributor, LLC received $2,708 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended January 31, 2012 were $83,573,713 and $66,372,302, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee was equal 0.125% of the unused balance. For the six months ended January 31, 2012, the Fund paid $171 in commitment fees.

For the six months ended January 31, 2012, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Advantage Large Cap Growth Fund	Notes to Financial Statements (Unaudited)

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage Large Cap Growth Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Large Cap Growth Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Large Cap Growth Fund	27

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Large Cap Growth Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207949 03-12 SA209/SAR209 1-12

Wells Fargo Advantage

Large Company Value Fund

Semi-Annual Report

January 31, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of January 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Large Company Value Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain.

The slow-motion debt crisis in the eurozone was a major headwind to both domestic and global stock market indexes.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Large Company Value Fund for the six-month period that ended January 31, 2012. The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain. Most U.S. stock indexes posted gains for the period, even if only modest ones.

Worries gave way to guarded optimism for the U.S. economy.

The period began with worries that the U.S. economy was returning to recession. Revised figures for gross domestic product (GDP) indicated that the U.S. economy grew by an annualized rate of only 0.8% in the first half of 2011. Moreover, although the July 2011 Institute for Supply Management (ISM) manufacturing survey suggested that factories continued to expand, the rate of expansion was lower than in previous months. The prolonged debate over whether and how to raise the U.S. debt ceiling—which only ended on July 31, 2011—also depressed market sentiment by highlighting the country’s political divisions.

The stock market remained volatile throughout September. By late October, however, stronger economic data led to greater optimism and higher stock prices. Revised real GDP growth came in at 1.8% in the third quarter of 2011 and 2.8% in the fourth quarter, suggesting that the recovery was on firmer footing. Economic growth was not evenly distributed, though, as December 2011 retail same-store sales generally showed stronger growth for retailers targeting affluent customers than for those targeting the broad middle class. The reported unemployment rate also showed some signs of improvement, falling from 9.1% in August 2011 to 8.3% in January 2012. However, this decline in the unemployment rate was accompanied by an increase in the number of Americans not in the labor force, raising concerns about the economy’s ability to generate jobs.

The eurozone had continued trouble.

The slow-motion debt crisis in the eurozone was a major headwind to both domestic and global stock market indexes. The worsening debt and deficit numbers for Greece in late 2011 and early 2012 cast doubt on the country’s ability to service its debt under the plan put in place by the European Union and the International Monetary Fund and put the ongoing drama of the European sovereign debt crisis back on center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as many Greeks rioted in response to greater budgetary austerity and the discussion moved from whether private investors would take a loss on their Greek debt to how big the loss would be. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effect of such an event on the financial system and the global economy.

Even as the situation in Greece deteriorated, eurozone GDP numbers supported the case for a modest recovery in the global economy. Reported GDP growth for the 17 countries that comprise the eurozone was modest, rising 0.2% in the third quarter compared to the second quarter, and by 0.2% in the fourth quarter

Letter to Shareholders	Wells Fargo Advantage Large Company Value Fund	3

compared to the third quarter. However, the eurozone average concealed a wide variation between economies, with Germany’s growing by 0.5% in the third quarter of 2011 even as Greece’s GDP contracted.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system. Moreover, in response to extreme market volatility and signs of a weakening economy, in its August 2011 policy statement, the Federal Reserve (Fed) announced it would keep interest rates “exceptionally low” until at least mid-2013 as a way to support the economy. Market participants interpreted the Fed’s statement to mean that the central bankers believed the economy would remain weak over the next two years. However, the Fed also said that it was considering a “range of policy tools available to promote a stronger economic recovery” and “is prepared to employ these tools as appropriate.”

At the beginning of the period, the European Central Bank (ECB) had a key rate of 1.50% but lowered it to 1.25% in November 2011 and then to 1.00% in December 2011 in an attempt to support the sluggish eurozone recovery. To support the banking system, in late 2011, the ECB initiated a long-term refinancing operation (LTRO) in which it supplied three-year loans to banks against a wide range of collateral. The operation basically provided a near-unlimited amount of liquidity to banks, easing some investor concerns about the effect of an increasingly probable Greek default.

We use time-tested investment strategies, even as many variables are at work in the market.

Experience tells us that strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Large Company Value Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Large Company Value Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Phocas Financial Corporation

PORTFOLIO MANAGERS

Stephen L. Block, CFA

William F.K. Schaff, CFA

FUND INCEPTION

July 1, 1993

TEN LARGEST EQUITY HOLDINGS[1] (AS OF JANUARY 31, 2012)
General Electric Company	3.49%
Chevron Corporation	2.91%
Simon Property Group Incorporated	2.65%
JPMorgan Chase & Company	2.63%
Pfizer Incorporated	2.37%
Home Depot Incorporated	2.10%
CVS Caremark Corporation	2.09%
CIGNA Corporation	2.00%
The Travelers Companies Incorporated	1.98%
Cisco Systems Incorporated	1.97%

SECTOR DISTRIBUTION[2] (AS OF JANUARY 31, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Large Company Value Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JANUARY 31, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (WLCAX)	03/31/2008	(5.84)	(6.46)	(2.44)	2.70	(0.09)	(0.79)	(1.28)	3.31	1.34%	1.11%
Class C (WFLVX)	03/31/2008	(1.50)	(2.58)	(1.98)	2.63	(0.50)	(1.58)	(1.98)	2.63	2.09%	1.86%
Administrator Class (WWIDX)	12/31/2001					(0.02)	(0.57)	(0.96)	3.69	1.18%	0.86%
Institutional Class (WLCIX)	03/31/2008					0.08	(0.40)	(0.82)	3.76	0.91%	0.66%
Investor Class (SDVIX)	07/01/1993					(0.23)	(0.92)	(1.35)	3.27	1.41%	1.18%
Russell 1000® Value Index[6]						1.74	1.88	(2.16)	4.36

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for Class A shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares (except during those periods in which the expenses of Class A shares would have been higher than those of the Investor Class shares.) If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Administrator Class and Institutional Class shares prior to their inception reflects the performance of the Investor Class shares and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.10% for Class A, 1.85% for Class C, 0.85% for Administrator Class, 0.65% for Institutional Class and 1.17% for Investor Class shares. Without this cap, the Fund’s returns would have been lower.

6.

The Russell 1000® Value Index measures the performance of those Russell 1000 Value Index companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Large Company Value Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 08-01-2011	Ending Account Value 01-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$999.14	$5.53	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.58	1.10%
Class C
Actual	$1,000.00	$994.97	$9.28	1.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.84	$9.37	1.85%
Administrator Class
Actual	$1,000.00	$999.82	$4.27	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32	0.85%
Institutional Class
Actual	$1,000.00	$1,000.76	$3.32	0.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.35	0.66%
Investor Class
Actual	$1,000.00	$997.72	$5.98	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$6.04	1.19%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Large Company Value Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 96.85%

Consumer Discretionary: 9.43%

Hotels, Restaurants & Leisure: 1.09%
Starwood Hotels & Resorts Worldwide Incorporated	88,997	$4,827,197

Household Durables: 1.41%
Newell Rubbermaid Incorporated	337,029	6,224,926

Media: 2.98%
DIRECTV Group Incorporated«†	104,001	4,681,090
Omnicom Group Incorporated	92,259	4,207,933
Walt Disney Company«	110,504	4,298,606

		13,187,629

Multiline Retail: 0.87%
Target Corporation	75,990	3,861,052

Specialty Retail: 2.10%
Home Depot Incorporated	208,633	9,261,219

Textiles, Apparel & Luxury Goods: 0.98%
VF Corporation	32,858	4,320,498

Consumer Staples: 5.48%

Beverages: 0.96%
PepsiCo Incorporated	64,472	4,233,876

Food & Staples Retailing: 2.08%
CVS Caremark Corporation	220,728	9,215,394

Food Products: 1.08%
Sara Lee Corporation	249,400	4,776,010

Household Products: 1.36%
Procter & Gamble Company	95,243	6,004,119

Energy: 11.36%

Energy Equipment & Services: 2.77%
Nabors Industries Limited†	337,287	6,280,284
Noble Corporation«	171,468	5,973,945

		12,254,229

Oil, Gas & Consumable Fuels: 8.59%
Apache Corporation	46,701	4,617,795
Chevron Corporation	124,617	12,845,520
ConocoPhillips Company	113,682	7,754,249
Devon Energy Corporation	72,639	4,635,095
Pioneer Natural Resources Company	47,293	4,696,195
Whiting Petroleum Corporation†	67,482	3,380,173

		37,929,027

Portfolio of Investments—January 31, 2012 (Unaudited)	Wells Fargo Advantage Large Company Value Fund	9

Security Name	Shares	Value

Financials: 26.12%

Capital Markets: 1.99%
Goldman Sachs Group Incorporated	39,360	$4,387,459
State Street Corporation	112,949	4,425,342

		8,812,801

Commercial Banks: 4.59%
Comerica Incorporated	247,114	6,837,644
First Republic Bank Corporation†	212,808	6,379,984
KeyCorp Incorporated	909,178	7,064,313

		20,281,941

Consumer Finance: 2.38%
Capital One Financial Corporation«	131,287	6,006,380
SLM Corporation	300,719	4,495,749

		10,502,129

Diversified Financial Services: 7.67%
Bank of America Corporation	800,064	5,704,456
Berkshire Hathaway Incorporated Class B†	108,957	8,538,960
Citigroup Incorporated	262,185	8,054,323
JPMorgan Chase & Company	311,490	11,618,577

		33,916,316

Insurance: 5.49%
ACE Limited	118,572	8,252,611
MetLife Incorporated	205,421	7,257,524
The Travelers Companies Incorporated	149,821	8,734,564

		24,244,699

REITs: 4.00%
Alexandria Real Estate Equities Incorporated«	82,226	5,953,985
Simon Property Group Incorporated	86,126	11,701,078

		17,655,063

Health Care: 11.86%

Health Care Equipment & Supplies: 1.02%
Stryker Corporation	81,312	4,507,124

Health Care Providers & Services: 2.00%
CIGNA Corporation	196,806	8,822,813

Pharmaceuticals: 8.84%
Abbott Laboratories	74,695	4,044,734
Hospira Incorporated†	140,644	4,846,592
Johnson & Johnson Services Incorporated	122,133	8,049,786
Merck & Company Incorporated	187,829	7,186,338
Pfizer Incorporated	490,157	10,489,360
Teva Pharmaceutical Industries Limited ADR	98,533	4,446,794

		39,063,604

10	Wells Fargo Advantage Large Company Value Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name	Shares	Value

Industrials: 9.16%

Airlines: 1.02%
Southwest Airlines Company	472,219	$4,523,858

Construction & Engineering: 0.91%
URS Corporation†	97,270	4,002,661

Industrial Conglomerates: 3.49%
General Electric Company	825,169	15,438,912

Machinery: 2.31%
Dover Corporation«	106,836	6,774,471
Eaton Corporation	69,833	3,423,912

		10,198,383

Road & Rail: 1.43%
Norfolk Southern Corporation	87,578	6,323,132

Information Technology: 9.54%

Communications Equipment: 1.98%
Cisco Systems Incorporated	444,497	8,725,476

Computers & Peripherals: 1.55%
EMC Corporation†	266,088	6,854,427

Internet Software & Services: 0.96%
Google Incorporated Class A†	7,290	4,229,002

IT Services: 1.79%
Accenture plc	138,272	7,928,516

Semiconductors & Semiconductor Equipment: 1.27%
Maxim Integrated Products Incorporated	209,503	5,623,061

Software: 1.99%
Compuware Corporation†	555,010	4,351,278
Microsoft Corporation	150,989	4,458,705

		8,809,983

Materials: 2.62%

Chemicals: 2.02%
Ashland Incorporated«	73,608	4,641,720
Huntsman Corporation	337,767	4,299,774

		8,941,494

Metals & Mining: 0.60%
Alcoa Incorporated	261,009	2,651,851

Telecommunication Services: 4.07%

Diversified Telecommunication Services: 3.43%
AT&T Incorporated	291,778	8,581,191
Verizon Communications Incorporated«	174,531	6,572,837

		15,154,028

Portfolio of Investments—January 31, 2012 (Unaudited)	Wells Fargo Advantage Large Company Value Fund	11

Security Name		Shares	Value

Wireless Telecommunication Services: 0.64%
NII Holdings Incorporated†		141,148	$2,838,486

Utilities: 7.21%

Electric Utilities: 3.30%
Duke Energy Corporation«		361,659	7,706,953
Entergy Corporation		98,630	6,842,949

			14,549,902

Multi-Utilities: 2.82%
Dominion Resources Incorporated		121,470	6,078,359
NiSource Incorporated«		281,243	6,392,653

			12,471,012

Water Utilities: 1.09%
American Water Works Company Incorporated		143,105	4,826,930

Total Common Stocks (Cost $374,541,024)			427,992,780

		Principal
Other: 0.11%
Gryphon Funding Limited, Pass-Through Entity(a)(i)(v)		$639,367	172,629
VFNC Corporation, Pass-Through Entity, 0.27%(a)(i)(v)± 144A		728,559	313,280

Total Other (Cost $227,113)			485,909

	Yield	Shares
Short-Term Investments: 10.07%

Investment Companies: 10.07%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.02%	6,210,669	6,210,669
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.15	38,272,387	38,272,387

Total Short-Term Investments (Cost $44,483,056)			44,483,056

Total Investments in Securities
(Cost $419,251,193)*	107.03%	472,961,745
Other Assets and Liabilities, Net	(7.03)	(31,055,386)

Total Net Assets	100.00%	$441,906,359

«	All or a portion of this security is on loan.

†	Non-income earning security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investment.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $426,188,235 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$55,646,259
Gross unrealized depreciation	(8,872,749)

Net unrealized appreciation	$46,773,510

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Large Company Value Fund	Statement of Assets and Liabilities—January 31, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$428,478,689
In affiliated securities, at value (see cost below)	44,483,056

Total investments, at value (see cost below)	472,961,745
Receivable for investments sold	12,111,996
Receivable for Fund shares sold	223,654
Receivable for dividends	353,963
Receivable for securities lending income	4,298
Prepaid expenses and other assets	34,772

Total assets	485,690,428

Liabilities
Payable for investments purchased	4,442,752
Payable for Fund shares redeemed	473,421
Payable upon receipt of securities loaned	38,499,500
Advisory fee payable	167,511
Distribution fees payable	2,822
Due to other related parties	41,374
Accrued expenses and other liabilities	156,689

Total liabilities	43,784,069

Total net assets	$441,906,359

NET ASSETS CONSIST OF
Paid-in capital	$409,206,451
Undistributed net investment income	863,721
Accumulated net realized losses on investments	(21,874,365)
Net unrealized gains on investments	53,710,552

Total net assets	$441,906,359

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$107,042,579
Shares outstanding – Class A	8,560,419
Net asset value per share – Class A	$12.50
Maximum offering price per share – Class A2	$13.26
Net assets – Class C	$4,159,747
Shares outstanding – Class C	326,402
Net asset value per share – Class C	$12.74
Net assets – Administrator Class	$190,332,855
Shares outstanding – Administrator Class	15,151,571
Net asset value per share – Administrator Class	$12.56
Net assets – Institutional Class	$16,178,049
Shares outstanding – Institutional Class	1,289,825
Net asset value per share – Institutional Class	$12.54
Net assets – Investor Class	$124,193,129
Shares outstanding – Investor Class	9,707,021
Net asset value per share – Investor Class	$12.79

Investments in unaffiliated securities, at cost	$374,768,137

Investments in affiliated securities, at cost	$44,483,056

Total investments, at cost	$419,251,193

Securities on loan, at value	$37,591,238

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended January 31, 2012 (Unaudited)	Wells Fargo Advantage Large Company Value Fund	13

Investment income
Dividends*	$4,213,054
Securities lending income, net	48,640
Income from affiliated securities	4,154

Total investment income	4,265,848

Expenses
Advisory fee	1,246,515
Administration fees
Fund level	95,886
Class A	116,062
Class C	4,595
Administrator Class	79,258
Institutional Class	5,987
Investor Class	193,456
Shareholder servicing fees
Class A	111,598
Class C	4,418
Administrator Class	196,635
Investor Class	146,299
Distribution fees
Class C	13,255
Custody and accounting fees	20,414
Professional fees	17,320
Registration fees	36,781
Shareholder report expenses	34,103
Trustees’ fees and expenses	6,295
Other fees and expenses	2,378

Total expenses	2,331,255
Less: Fee waivers and/or expense reimbursements	(386,638)

Net expenses	1,944,617

Net investment income	2,321,231

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(782,097)
Net change in unrealized gains (losses) on investments	30,927,252

Net realized and unrealized gains (losses) on investments	30,145,155

Net increase in net assets resulting from operations	$32,466,386

* Net of foreign dividend withholding taxes of	$5,856

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Large Company Value Fund	Statements of Changes in Net Assets

	Six Months Ended January 31, 2012 (Unaudited)		Year Ended July 31, 2011

Operations
Net investment income		$2,321,231		$977,881
Net realized gains (losses) on investments		(782,097)		4,434,553
Net change in unrealized gains (losses) on investments		30,927,252		11,459,595

Net increase in net assets resulting from operations		32,466,386		16,872,029

Distributions to shareholders from
Net investment income
Class A		(334,035)		(1,998)
Class C		(1,710)		(323)
Administrator Class		(750,728)		(5,162)
Institutional Class		(162,729)		(47,434)
Investor Class		(585,686)		(468,824)

Total distributions to shareholders		(1,834,888)		(523,741)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	94,047	1,089,898	46,394	583,401
Class C	7,282	85,667	8,302	105,538
Administrator Class	385,001	4,611,487	1,020,192	11,899,540
Institutional Class	46,631	538,473	1,178,928	14,101,121
Investor Class	186,651	2,225,706	528,969	6,737,077

		8,551,231		33,426,677

Reinvestment of distributions
Class A	27,638	315,692	169	1,998
Class C	125	1,406	21	261
Administrator Class	55,889	642,615	310	3,721
Institutional Class	14,100	159,578	3,911	47,434
Investor Class	47,642	551,836	36,075	436,265

		1,671,127		489,679

Payment for shares redeemed
Class A	(719,583)	(8,516,019)	(28,394)	(357,049)
Class C	(57,968)	(689,078)	(7,171)	(85,115)
Administrator Class	(1,965,696)	(23,061,545)	(993,961)	(11,762,472)
Institutional Class	(29,551)	(345,253)	(47,746)	(616,491)
Investor Class	(713,849)	(8,589,322)	(1,618,749)	(20,465,218)

		(41,201,217)		(33,286,345)

Net asset value of shares issued in acquisition
Class A	9,107,380	102,927,298	0	0
Class C	336,931	3,882,390	0	0
Administrator Class	16,623,780	188,701,818	0	0
Institutional Class	122,764	1,391,319	0	0
Investor Class	1,606,770	18,572,940	0	0

		315,475,765		0

Net increase in net assets resulting from capital share transactions		284,496,906		630,011

Total increase in net assets		315,128,404		16,978,299

Net assets
Beginning of period		126,777,955		109,799,656

End of period		$441,906,359		$126,777,955

Undistributed net investment income		$863,721		$377,378

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Large Company Value Fund	15

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Class A		2011	2010	2009	2008[1]
Net asset value, beginning of period	$12.61	$11.04	$9.84	$14.43	$14.92
Net investment income	0.06 [2]	0.12	0.09	0.17 [2]	0.08 [2]
Net realized and unrealized gains (losses) on investments	(0.09)	1.51	1.21	(3.39)	(0.51)

Total from investment operations	(0.03)	1.63	1.30	(3.22)	(0.43)
Distributions to shareholders from
Net investment income	(0.08)	(0.06)	(0.10)	(0.24)	(0.06)
Net realized gains	0.00	0.00	0.00	(1.13)	0.00

Total distributions to shareholders	(0.08)	(0.06)	(0.10)	(1.37)	(0.06)
Net asset value, end of period	$12.50	$12.61	$11.04	$ 9.84	$14.43
Total return[3]	(0.09)%	14.77%	13.22%	(21.52)%	(2.92)%
Ratios to average net assets (annualized)
Gross expenses	1.27%	1.32%	1.42%	1.52%	1.37%
Net expenses	1.10%	1.25%	1.25%	1.23%	1.25%
Net investment income	1.07%	0.74%	0.74%	1.85%	1.55%
Supplemental data
Portfolio turnover rate	18%	35%	42%	61%	71%
Net assets, end of period (000’s omitted)	$107,043	$642	$362	$165	$14

1.	For the period from March 31, 2008 (commencement of class operations) to July 31, 2008.

2.	Calculated based upon average shares outstanding.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Large Company Value Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Class C		2011	2010	2009	2008[1]
Net asset value, beginning of period	$12.81	$11.26	$10.03	$14.66	$15.17
Net investment income	0.04	0.01	0.03	0.06 [2]	0.04 [2]
Net realized and unrealized gains (losses) on investments	(0.11)	1.55	1.22	(3.40)	(0.52)

Total from investment operations	(0.07)	1.56	1.25	(3.34)	(0.48)
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.01)	(0.02)	(0.16)	(0.03)
Net realized gains	0.00	0.00	0.00	(1.13)	0.00

Total distributions to shareholders	(0.00)[2]	(0.01)	(0.02)	(1.29)	(0.03)
Net asset value, end of period	$12.74	$12.81	$11.26	$10.03	$14.66
Total return[3]	(0.50)%	13.85%	12.47%	(22.07)%	(3.17)%
Ratios to average net assets (annualized)
Gross expenses	2.02%	2.08%	2.17%	2.23%	2.12%
Net expenses	1.85%	2.00%	2.00%	1.97%	2.00%
Net investment income	0.34%	0.04%	0.02%	0.69%	0.78%
Supplemental data
Portfolio turnover rate	18%	35%	42%	61%	71%
Net assets, end of period (000’s omitted)	$4,160	$513	$438	$274	$10

1.	For the period from March 31, 2008 (commencement of class operations) to July 31, 2008.

2.	Calculated based upon average shares outstanding.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Large Company Value Fund	17

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Administrator Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$12.68	$11.08	$9.87	$14.43	$17.09	$16.76
Net investment income	0.08 [1]	0.11	0.12 [1]	0.31 [1]	0.33 [1]	0.38 [1]
Net realized and unrealized gains (losses) on investments	(0.09)	1.56	1.22	(3.49)	(1.46)	1.51

Total from investment operations	(0.01)	1.67	1.34	(3.18)	(1.13)	1.89
Distributions to shareholders from
Net investment income	(0.11)	(0.07)	(0.13)	(0.25)	(0.34)	(0.38)
Net realized gains	0.00	0.00	0.00	(1.13)	(1.19)	(1.18)

Total distributions to shareholders	(0.11)	(0.07)	(0.13)	(1.38)	(1.53)	(1.56)
Net asset value, end of period	$12.56	$12.68	$11.08	$ 9.87	$14.43	$17.09
Total return[2]	(0.02)%	15.12%	13.53%	(21.20)%	(7.48)%	11.45%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.17%	1.24%	1.30%	1.21%	1.24%
Net expenses	0.85%	0.96%	0.96%	0.95%	0.96%	0.96%
Net investment income	1.32%	1.93%	1.12%	2.56%	2.05%	2.16%
Supplemental data
Portfolio turnover rate	18%	35%	42%	61%	71%	18%
Net assets, end of period (000’s omitted)	$190,333	$667	$289	$185	$2,405	$3,489

1.	Calculated based upon average shares outstanding.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Large Company Value Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Institutional Class		2011	2010	2009	2008[1]
Net asset value, beginning of period	$12.68	$11.08	$9.86	$14.43	$14.92
Net investment income	0.10	0.14	0.14	0.26 [2]	0.10 [2]
Net realized and unrealized gains (losses) on investments	(0.11)	1.54	1.23	(3.42)	(0.52)

Total from investment operations	(0.01)	1.68	1.37	(3.16)	(0.42)
Distributions to shareholders from
Net investment income	(0.13)	(0.08)	(0.15)	(0.28)	(0.07)
Net realized gains	0.00	0.00	0.00	(1.13)	0.00

Total distributions to shareholders	(0.13)	(0.08)	(0.15)	(1.41)	(0.07)
Net asset value, end of period	$12.54	$12.68	$11.08	$9.86	$14.43
Total return[3]	0.08%	15.36%	13.76%	(21.07)%	(2.82)%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.89%	0.96%	1.06%	0.91%
Net expenses	0.66%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.67%	1.12%	1.28%	2.64%	2.02%
Supplemental data
Portfolio turnover rate	18%	35%	42%	61%	71%
Net assets, end of period (000’s omitted)	$16,178	$14,401	$9	$8	$10

1.	For the period from March 31, 2008 (commencement of class operations) to July 31, 2008.

2.	Calculated based upon average shares outstanding.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Large Company Value Fund	19

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Investor Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$12.89	$11.28	$10.05	$14.67	$17.35	$16.99
Net investment income	0.07	0.09	0.08	0.21 [1]	0.28 [1]	0.29 [1]
Net realized and unrealized gains (losses) on investments	(0.11)	1.57	1.23	(3.48)	(1.50)	1.56

Total from investment operations	(0.04)	1.66	1.31	(3.27)	(1.22)	1.85
Distributions to shareholders from
Net investment income	(0.06)	(0.05)	(0.08)	(0.22)	(0.27)	(0.31)
Net realized gains	0.00	0.00	0.00	(1.13)	(1.19)	(1.18)

Total distributions to shareholders	(0.06)	(0.05)	(0.08)	(1.35)	(1.46)	(1.49)
Net asset value, end of period	$12.79	$12.89	$11.28	$10.05	$14.67	$17.35
Total return[2]	(0.23)%	14.75%	13.06%	(21.53)%	(7.84)%	11.04%
Ratios to average net assets (annualized)
Gross expenses	1.35%	1.40%	1.52%	1.63%	1.52%	1.51%
Net expenses	1.19%	1.32%	1.35%	1.35%	1.37%	1.37%
Net investment income	1.14%	0.74%	0.70%	2.05%	1.71%	1.62%
Supplemental data
Portfolio turnover rate	18%	35%	42%	61%	71%	18%
Net assets, end of period (000’s omitted)	$124,193	$110,554	$108,703	$106,931	$151,546	$196,291

1.	Calculated based upon average shares outstanding.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Large Company Value Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Large Company Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Large Company Value Fund	21

impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of July 31, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $17,119,743 with $7,073,671 expiring in 2017 and $10,046,072 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

22	Wells Fargo Advantage Large Company Value Fund	Notes to Financial Statements (Unaudited)
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$427,992,780	$0	$0	$427,992,780
Other	0	0	485,909	485,909
Short-term investments
Investment companies	6,210,669	38,272,387	0	44,483,056
	$434,203,449	$38,272,387	$485,909	$472,961,745

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of July 31, 2011	$258,422
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(120,502)
Purchases	0
Sales	(67,911)
Transfers into Level 3	0
Transfers out of Level 3	0
Transfers in from acquisition	415,900
Balance as of January 31, 2012	$485,909
Change in unrealized gains (losses) relating to securities still held at January 31, 2012	$(162,044)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended January 31, 2012, the advisory fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Phocas Financial Corporation is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.29% and declining to 0.20% as the average daily net assets of the Fund increase.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Large Company Value Fund	23

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.33

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.10% for Class A, 1.85% for Class C, 0.85% for Administrator Class, 0.65 for Institutional Class and 1.17% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% its average daily net assets.

For the six months ended January 31, 2012, Wells Fargo Funds Distributor, LLC received $1,533 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended January 31, 2012, were $68,649,481 and $104,187,548, respectively.

6. ACQUISITION

After the close of business on August 26, 2011, the Fund acquired the net assets of Wells Fargo Advantage Disciplined Value Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C Administrator Class, Institutional Class and Investor Class shares of Wells Fargo Advantage Disciplined Value Fund received Class A, Class C, Administrator Class, Institutional Class and Investor Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all the shares of Wells Fargo Advantage Disciplined Value fund for 27,797,625 shares of the Fund valued at $315,475,765 at an exchange ratio of 1.00, 0.97, 0.99, 0.99 and 0.97 for Class A, Class C, Administrator Class, Institutional Class and Investor Class, respectively. The investment portfolio of Wells Fargo Advantage Disciplined Value Fund with a fair value of $310,613,015, identified cost of $304,030,365 and unrealized appreciation of $6,582,650 at August 26, 2011 were the principal assets acquired by the Fund. The aggregated net assets of Wells Fargo Advantage Disciplined Value Fund and the Fund immediately prior to the acquisition were $315,475,765 and $113,518,809, respectively. The aggregate net assets of the Fund immediately after the acquisition were $428,994,574. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells

24	Wells Fargo Advantage Large Company Value Fund	Notes to Financial Statements (Unaudited)

Fargo Advantage Disciplined Value Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed August 1, 2011 the beginning of the reporting period for the Fund, the pro forma results of operations for the six months ended January 31, 2012 would have been:

Net investment income	$3,070,755
Net realized and unrealized losses on investments	$(9,290,220)
Net decrease in net assets resulting from operations	$(6,219,465)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Advantage Disciplined Value Fund that have been included in the Fund’s Statement of Operations since August 29, 2011.

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee was equal 0.125% of the unused balance. For the six months ended January 31, 2012, the Fund paid $119 in commitment fees.

For the six months ended January 31, 2012, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Large Company Value Fund	25

10. SUBSEQUENT DISTRIBUTIONS

On March 26, 2012, the Fund declared distributions from net investment income to shareholders of record on March 23, 2012. The per share amounts payable on March 27, 2012 were as follows:

Net Investment Income
Class A	$0.05641
Class C	0.03492
Administrator Class	0.06324
Institutional Class	0.06888
Investor Class	0.05414

These distributions are not reflected in the accompanying financial statements.

26	Wells Fargo Advantage Large Company Value Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Large Company Value Fund	27

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

28	Wells Fargo Advantage Large Company Value Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

List of Abbreviations	Wells Fargo Advantage Large Company Value Fund	29

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail:
wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage
Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call
1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells
Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells
Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC
INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207950 03-12 SA210/SAR210 1-12

Wells Fargo Advantage

Omega Growth Fund

Semi-Annual Report

January 31, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any
forward-looking statements are as of January 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage
Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK
GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932

Keystone creates one of the first mutual fund families.

1971

Wells Fargo & Company introduces one of the first institutional index funds.

1978

Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984

Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989

The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994

Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996

Evergreen Investments and Keystone Funds merge.

1997

Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999

Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002

Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005

The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United
States.

2006

Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010

The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage
Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides
institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is
built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment
objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK
GUARANTEE  ¡   MAY LOSE VALUE

Not part of the
semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of January 31, 2012.

Equity Funds

Asia Pacific Fund

Equity Value Fund

Precious Metals Fund

C&B Large Cap Value Fund

Global Opportunities Fund

Premier Large Company Growth Fund

C&B Mid Cap Value Fund

Growth Fund

Small Cap Opportunities Fund

Capital Growth Fund

Index Fund

Small Cap Value Fund

Common Stock Fund

International Equity Fund

Small Company Growth Fund

Disciplined U.S. Core Fund

International Value Fund

Small Company Value Fund

Discovery Fund†

Intrinsic Small Cap Value Fund

Small/Mid Cap Core Fund

Diversified Equity Fund

Intrinsic Value Fund

Small/Mid Cap Value Fund

Diversified International Fund

Intrinsic World Equity Fund

Special Mid Cap Value Fund

Diversified Small Cap Fund

Large Cap Core Fund

Special Small Cap Value Fund

Emerging Growth Fund

Large Cap Growth Fund

Specialized Technology Fund

Emerging Markets Equity Fund

Large Company Value Fund

Strategic Large Cap Growth Fund

Endeavor Select Fund†

Omega Growth Fund

Traditional Small Cap Growth Fund

Enterprise Fund†

Opportunity Fund†

Utility and Telecommunications Fund

Bond Funds

Adjustable Rate Government Fund

Inflation-Protected Bond Fund

Short-Term Bond Fund

California Limited-Term Tax-Free Fund

Intermediate Tax/AMT-Free Fund

Short-Term High Yield Bond Fund

California Tax-Free Fund

International Bond Fund

Short-Term Municipal Bond Fund

Colorado Tax-Free Fund

Minnesota Tax-Free Fund

Strategic Municipal Bond Fund

Government Securities Fund

Municipal Bond Fund

Total Return Bond Fund

High Income Fund

North Carolina Tax-Free Fund

Ultra Short-Term Income Fund

High Yield Bond Fund

Pennsylvania Tax-Free Fund

Ultra Short-Term Municipal Income Fund

Income Plus Fund

Short Duration Government Bond Fund

Wisconsin Tax-Free Fund

Asset Allocation Funds

Absolute Return Fund

WealthBuilder Equity Portfolio†

Target 2020 Fund†

Asset Allocation Fund

  WealthBuilder Growth Allocation
Portfolio†

Target 2025 Fund†

Conservative Allocation Fund

  WealthBuilder Growth Balanced
Portfolio†

Target 2030 Fund†

Diversified Capital Builder Fund

  WealthBuilder Moderate Balanced
Portfolio†

Target 2035 Fund†

Diversified Income Builder Fund

  WealthBuilder Tactical Equity
Portfolio†

Target 2040 Fund†

Growth Balanced Fund

Target Today Fund†

Target 2045 Fund†

Index Asset Allocation Fund

Target 2010 Fund†

Target 2050 Fund†

Moderate Balanced Fund

Target 2015 Fund†

Target 2055 Fund†

  WealthBuilder Conservative Allocation
Portfolio†

Money Market Funds

100% Treasury Money Market Fund

  Heritage Money Market
Fund†

National Tax-Free Money Market Fund

California Municipal Money Market Fund

Money Market Fund

Prime Investment Money Market Fund

Cash Investment Money Market Fund

Municipal Cash Management Money Market Fund

Treasury Plus Money Market Fund

Government Money Market Fund

Municipal Money Market Fund

Variable Trust Funds[1]

VT Discovery Fund†

VT Intrinsic Value Fund

VT Small Cap Growth Fund

VT Index Asset Allocation Fund

VT Omega Growth Fund

VT Small Cap Value Fund

VT International Equity Fund

VT Opportunity Fund†

VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.
The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells
Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM,
Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage
WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage
WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today
FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow
Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells
Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030
FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow
Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells
Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055
FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT
Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the
Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio,
WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund,
Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2

Wells Fargo Advantage Omega Growth Fund

Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was
marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain.

The slow-motion debt crisis in the eurozone was a major headwind to both domestic and global stock market indexes.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Omega Growth Fund for the six-month period that ended January 31, 2012. The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain. Most U.S. stock indexes posted gains for the period, even if only modest ones.

Worries
gave way to guarded optimism for the U.S. economy.

The period began with worries that the U.S. economy was returning to recession. Revised figures for gross domestic product (GDP) indicated that the U.S. economy grew by an annualized rate of only 0.8% in the first half of 2011. Moreover, although the July 2011 Institute for Supply Management (ISM) manufacturing survey suggested that factories continued to expand, the rate of expansion was lower than in previous months. The prolonged debate over whether and how to raise the U.S. debt ceiling—which only ended on July 31, 2011—also depressed market sentiment by highlighting the country’s political divisions.

The stock market remained volatile throughout September. By late October, however, stronger economic data led to greater optimism and higher stock prices. Revised real GDP growth came in at 1.8% in the third quarter of 2011 and 2.8% in the fourth quarter, suggesting that the recovery was on firmer footing. Economic growth was not evenly distributed, though, as December 2011 retail same-store sales generally showed stronger growth for retailers targeting affluent customers than for those targeting the broad middle class. The reported unemployment rate also showed some signs of improvement, falling from 9.1% in August 2011 to 8.3% in January 2012. However, this decline in the unemployment rate was accompanied by an increase in the number of Americans not in the labor force, raising concerns about the economy’s ability to generate jobs.

The eurozone had continued trouble.

The slow-motion debt crisis in the eurozone was a major headwind to both domestic and global stock market indexes. The worsening debt and deficit numbers for Greece in late 2011 and early 2012 cast doubt on the country’s ability to service its debt under the plan put in place by the European Union and the International Monetary Fund and put the ongoing drama of the European sovereign debt crisis back on center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as many Greeks rioted in response to greater budgetary austerity and the discussion moved from whether private investors would take a loss on their Greek debt to how big the loss would be. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effect of such an event on the financial system and the global economy.

Even as the situation in Greece deteriorated, eurozone GDP numbers supported the case for a modest recovery in the global economy. Reported GDP growth for the 17 countries that comprise the eurozone was modest, rising 0.2% in the third quarter compared to the second quarter, and by 0.2% in the fourth quarter

Letter to Shareholders

Wells Fargo Advantage Omega Growth Fund

3

compared to the third quarter. However, the eurozone average concealed a wide variation between economies, with Germany’s growing by 0.5% in the third quarter of 2011 even as Greece’s
GDP contracted.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system. Moreover, in response to extreme market volatility and signs of a weakening economy, in its August 2011 policy statement, the Federal Reserve (Fed) announced it would keep interest rates “exceptionally low” until at least mid-2013 as a way to support the economy.
Market participants interpreted the Fed’s statement to mean that the central bankers believed the economy would remain weak over the next two years. However, the Fed also said that it was considering a “range of policy tools available to promote a stronger economic recovery” and “is prepared to employ these tools as appropriate.”

At the beginning of the period, the
European Central Bank (ECB) had a key rate of 1.50% but lowered it to 1.25% in November 2011 and then to 1.00% in December 2011 in an attempt to support the sluggish eurozone recovery. To support the banking system, in late 2011, the ECB initiated a long-term refinancing operation (LTRO) in which it supplied three-year loans to banks against a wide range of collateral. The operation basically provided a near-unlimited amount of liquidity to banks, easing some investor concerns about the effect of an increasingly probable Greek default.

We use time-tested investment strategies, even as many variables are at work in the market.

Experience tells us that strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo
Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4

Wells Fargo Advantage Omega Growth Fund

Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■

  Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)

Wells Fargo Advantage Omega Growth Fund

5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO
MANAGERS

Thomas J. Pence, CFA

Michael
T. Smith, CFA

FUND INCEPTION

April 29, 1968

TEN LARGEST EQUITY HOLDINGS[1] (AS OF JANUARY 31, 2012)

Apple Incorporated

7.53%

Visa Incorporated Class A

2.20%

Transdigm Group Incorporated

2.02%

Amazon.com Incorporated

2.00%

Monsanto Company

1.97%

Kansas City Southern

1.94%

priceline.com Incorporated

1.91%

Airgas Incorporated

1.88%

Alexion Pharmaceuticals Incorporated

1.86%

Pioneer Natural Resources Company

1.84%

  SECTOR
DISTRIBUTION[2]    (AS OF JANUARY 31,
2012)

1.
The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.
Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6

Wells Fargo Advantage Omega Growth Fund

Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JANUARY 31, 2012)

Including Sales Charge

Excluding Sales Charge

Expense Ratios[4]

Inception Date

6 Months*

1 Year

5 Year

10 Year

6 Months*

1 Year

5 Year

10 Year

Gross

Net[5]

Class A (EKOAX)

04/29/1968

(7.30
)

(6.10
)

5.12

4.63

(1.65
)

(0.37
)

6.38

5.25

1.37%

1.30%

Class B (EKOBX)**

08/02/1993

(6.92
)

(6.06
)

5.25

4.72

(2.02
)

(1.11
)

5.58

4.72

2.12%

2.05%

Class C (EKOCX)

08/02/1993

(3.05
)

(2.14
)

5.58

4.48

(2.05
)

(1.14
)

5.58

4.48

2.12%

2.05%

Class R (EKORX)

10/10/2003

(1.78
)

(0.62
)

6.11

5.01

1.62%

1.55%

Administrator Class (EOMYX)

01/13/1997

(1.54
)

(0.13
)

6.64

5.53

1.21%

1.05%

Institutional Class (EKONX)

07/30/2010

(1.41
)

0.10

6.72

5.57

0.94%

0.80%

  Russell 3000®
Growth Index[6]

2.61

5.98

3.17

3.55

*
Returns for periods of less than one year are not annualized.

**
Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com.

Index returns do not
include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions.
Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.
Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Omega Fund.

4.
Reflects the expense ratios as stated in the most recent prospectuses.

5.
The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

6.

The Russell 3000® Growth Index measures the performance of those Russell
3000 Growth Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000®
Growth Index or the Russell 2000® Growth Index. You cannot invest directly in an index.

Fund Expenses (Unaudited)

Wells Fargo Advantage Omega Growth Fund

7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges
(loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The
“Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example
for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5%
hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 08-01-2011

Ending Account Value 01-31-2012

Expenses Paid During the
Period[1]

Net Annual Expense Ratio

Class A

Actual

$
1,000.00

$
983.55

$
6.48

1.30
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,018.60

$
6.60

1.30
%

Class B

Actual

$
1,000.00

$
979.80

$
10.20

2.05
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,014.83

$
10.38

2.05
%

Class C

Actual

$
1,000.00

$
979.54

$
10.20

2.05
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,014.83

$
10.38

2.05
%

Class R

Actual

$
1,000.00

$
982.21

$
7.72

1.55
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,017.34

$
7.86

1.55
%

Administrator Class

Actual

$
1,000.00

$
984.62

$
5.24

1.05
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,019.86

$
5.33

1.05
%

Institutional Class

Actual

$
1,000.00

$
985.92

$
3.99

0.80
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,021.11

$
4.06

0.80
%

1.
Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8

Wells Fargo Advantage Omega Growth Fund

Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name

Shares

Value

Common Stocks: 98.42%

Consumer Discretionary: 17.18%

Auto Components: 1.61%

BorgWarner Incorporated«†

148,400

$
11,075,092

Diversified Consumer Services: 1.33%

Weight Watchers International Incorporated

120,300

9,158,439

Hotels, Restaurants & Leisure: 1.14%

Starbucks Corporation

163,520

7,837,514

Household Durables: 1.03%

Tempur-Pedic International Incorporated«†

106,100

7,077,931

Internet & Catalog Retail: 4.36%

Amazon.com Incorporated†

70,700

13,746,908

priceline.com Incorporated†

24,800

13,131,104

Shutterfly Incorporated†

132,900

3,152,388

30,030,400

Media: 2.95%

CBS Corporation Class B

327,200

9,318,656

Discovery Communications Incorporated†

283,300

11,006,205

20,324,861

Multiline Retail: 1.69%

Dollar General Corporation†

184,471

7,860,309

JCPenney Company Incorporated

90,000

3,739,500

11,599,809

Textiles, Apparel & Luxury Goods: 3.07%

Deckers Outdoor Corporation«†

40,969

3,312,344

lululemon athletica incorporated«†

141,400

8,926,582

Ralph Lauren Corporation

58,500

8,892,000

21,130,926

Consumer Staples: 1.35%

Food & Staples Retailing: 1.35%

Whole Foods Market Incorporated

125,900

9,320,377

Energy: 11.43%

Energy Equipment & Services: 5.43%

Cameron International Corporation†

175,800

9,352,560

Ensco International plc ADR

132,400

6,969,536

Oil States International Incorporated†

124,300

9,905,467

Schlumberger Limited

147,900

11,117,643

37,345,206

Oil, Gas & Consumable Fuels: 6.00%

Cabot Oil & Gas Corporation

172,800

5,512,320

Portfolio of Investments—January 31, 2012 (Unaudited)

Wells Fargo Advantage Omega Growth Fund

9

Security Name

Shares

Value

Oil, Gas & Consumable Fuels (continued)

Concho Resources Incorporated«†

108,119

$
11,531,973

Exxon Mobil Corporation

138,700

11,614,738

Pioneer Natural Resources Company

127,600

12,670,680

41,329,711

Financials: 7.28%

Capital Markets: 0.83%

TD Ameritrade Holding Corporation

353,300

5,691,663

Consumer Finance: 3.73%

MasterCard Incorporated

29,800

10,595,986

Visa Incorporated Class A«

150,300

15,126,192

25,722,178

Real Estate Management & Development: 1.28%

CBRE Group Incorporated†

457,400

8,827,820

REITs: 1.44%

American Tower Corporation

155,900

9,901,209

Health Care: 14.39%

Biotechnology: 4.31%

Alexion Pharmaceuticals Incorporated†

166,650

12,792,054

BioMarin Pharmaceutical Incorporated«†

190,470

6,794,065

Gilead Sciences Incorporated†

206,500

10,085,460

29,671,579

Health Care Equipment & Supplies: 0.97%

Alere Incorporated†

277,192

6,694,187

Health Care Providers & Services: 3.15%

Cardinal Health Incorporated

176,900

7,612,007

Humana Incorporated

75,400

6,712,108

UnitedHealth Group Incorporated

142,200

7,364,538

21,688,653

Health Care Technology: 1.38%

Cerner Corporation†

155,700

9,480,573

Life Sciences Tools & Services: 0.76%

Bruker BioSciences Corporation«†

368,700

5,235,540

Pharmaceuticals: 3.82%

Allergan Incorporated

106,300

9,344,833

Bristol-Myers Squibb Company

212,800

6,860,672

Shire plc ADR

101,500

10,101,280

26,306,785

10

Wells Fargo Advantage Omega Growth Fund

Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name

Shares

Value

Industrials: 14.81%

Aerospace & Defense: 3.73%

Precision Castparts Corporation

71,900

$
11,768,592

Transdigm Group Incorporated†

133,200

13,923,396

25,691,988

Electrical Equipment: 1.19%

Rockwell Automation Incorporated

105,600

8,223,072

Machinery: 3.55%

Chart Industries Incorporated«†

107,900

6,016,504

Cummins Incorporated

83,405

8,674,120

Gardner Denver Incorporated

130,600

9,742,760

24,433,384

Marine: 1.13%

Kirby Corporation†

116,091

7,751,395

Road & Rail: 2.93%

Hertz Global Holdings Incorporated«†

499,900

6,798,640

Kansas City Southern†

194,400

13,343,616

20,142,256

Trading Companies & Distributors: 2.28%

W.W. Grainger Incorporated

19,542

3,727,441

Wesco International Incorporated«†

190,600

11,984,928

15,712,369

Information Technology: 28.13%

Communications Equipment: 1.74%

Acme Packet Incorporated«†

125,700

3,674,211

F5 Networks Incorporated†

69,400

8,309,956

11,984,167

Computers & Peripherals: 9.22%

Apple Incorporated†

113,600

51,856,128

EMC Corporation†

452,000

11,643,520

63,499,648

Internet Software & Services: 2.42%

eBay Incorporated†

307,300

9,710,680

Mercadolibre Incorporated

79,800

6,974,520

16,685,200

IT Services: 3.28%

Cognizant Technology Solutions Corporation Class A†

155,700

11,171,475

Gartner Incorporated†

300,626

11,396,732

22,568,207

Portfolio of Investments—January 31, 2012 (Unaudited)

Wells Fargo Advantage Omega Growth Fund

11

Security Name

Shares

Value

Semiconductors & Semiconductor Equipment: 4.06%

ARM Holdings plc ADR

258,800

$
7,474,144

Atmel Corporation†

396,600

3,850,986

Avago Technologies Limited

279,200

9,476,048

Microchip Technology Incorporated«

193,600

7,145,776

27,946,954

Software: 7.41%

BroadSoft Incorporated†

83,700

2,333,556

Check Point Software Technologies Limited†

175,349

9,870,395

Citrix Systems Incorporated†

119,200

7,773,032

QLIK Technologies Incorporated†

226,574

6,389,387

Red Hat Incorporated†

199,700

9,260,089

Salesforce.com Incorporated«†

56,100

6,552,480

TIBCO Software Incorporated†

337,400

8,796,018

50,974,957

Materials: 3.85%

Chemicals: 3.85%

Airgas Incorporated

163,700

12,920,841

Monsanto Company

165,400

13,571,070

26,491,911

Total Common Stocks (Cost $562,154,768)

677,555,961

Yield

Short-Term Investments: 13.05%

Investment Companies: 13.05%

Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)

0.02
%

10,034,498

10,034,498

Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(r)(v)

0.15

79,788,360

79,788,360

Total Short-Term Investments (Cost $89,822,858)

89,822,858

Total Investments in Securities

(Cost $651,977,626)*

111.47
%

767,378,819

Other Assets and Liabilities, Net

(11.47
)

(78,988,609
)

Total Net Assets

100.00
%

$
688,390,210

«
All or a portion of this security is on loan.

†
Non-income earning security.

(l)
Investment in an affiliate.

(u)
Rate shown is the 7-day annualized yield at period end.

(r)
The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

(v)
Security represents investment of cash collateral received from securities on loan.

*
Cost for federal income tax purposes is $653,093,595 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation

$
127,676,560

Gross unrealized depreciation

(13,391,336
)

Net unrealized appreciation

$
114,285,224

The accompanying notes are an integral part of these financial statements.

12

Wells Fargo Advantage Omega Growth Fund

Statement of Assets and Liabilities—January 31, 2012 (Unaudited)

Assets

Investments

In unaffiliated securities (including securities on loan), at value (see cost below)

$
677,555,961

In affiliated securities, at value (see cost below)

89,822,858

Total investments, at value (see cost below)

767,378,819

Receivable for investments sold

4,854,055

Receivable for Fund shares sold

327,848

Receivable for dividends

74,248

Receivable for securities lending income

7,693

Prepaid expenses and other assets

95,388

Total assets

772,738,051

Liabilities

Payable for investments purchased

2,819,149

Payable for Fund shares redeemed

793,519

Payable upon receipt of securities loaned

79,788,360

Advisory fee payable

395,400

Distribution fees payable

57,284

Due to other related parties

176,392

Accrued expenses and other liabilities

317,737

Total liabilities

84,347,841

Total net assets

$
688,390,210

NET ASSETS CONSIST OF

Paid-in capital

$
601,142,378

Undistributed net investment loss

(3,038,557
)

Accumulated net realized losses on investments

(25,114,804
)

Net unrealized gains on investments

115,401,193

Total net assets

$
688,390,210

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]

Net assets – Class A

$
546,285,355

Shares outstanding – Class A

14,506,190

Net asset value per share – Class A

$37.66

  Maximum offering price per share – Class
A2

$39.96

Net assets – Class B

$
29,469,981

Shares outstanding – Class B

920,381

Net asset value per share – Class B

$32.02

Net assets – Class C

$
54,261,536

Shares outstanding – Class C

1,691,294

Net asset value per share – Class C

$32.08

Net assets – Class R

$
14,601,328

Shares outstanding – Class R

394,771

Net asset value per share – Class R

$36.99

Net assets – Administrator Class

$
43,076,523

Shares outstanding – Administrator Class

1,102,796

Net asset value per share – Administrator Class

$39.06

Net assets – Institutional Class

$
695,487

Shares outstanding – Institutional Class

17,736

Net asset value per share – Institutional Class

$39.21

Investments in unaffiliated securities, at cost

$
562,154,768

Investments in affiliated securities, at cost

$
89,822,858

Total investments, at cost

$
651,977,626

Securities on loan, at value

$
77,952,845

1.
The Fund has an unlimited number of authorized shares.

2.
Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended January 31, 2012 (Unaudited)

Wells Fargo Advantage Omega Growth Fund

13

Investment income

Dividends*

$
1,518,064

Securities lending income, net

64,663

Income from affiliated securities

5,398

Total investment income

1,588,125

Expenses

Advisory fee

2,445,176

Administration fees

Fund level

165,678

Class A

684,988

Class B

41,141

Class C

66,853

Class R

16,827

Administrator Class

19,576

Institutional Class

252

Shareholder servicing fees

Class A

658,641

Class B

39,352

Class C

64,282

Class R

16,180

Administrator Class

44,885

Distribution fees

Class B

118,675

Class C

192,846

Class R

16,180

Custody and accounting fees

19,648

Professional fees

19,406

Registration fees

30,645

Shareholder report expenses

76,756

Trustees’ fees and expenses

5,027

Other fees and expenses

34,815

Total expenses

4,777,829

Less: Fee waivers and/or expense reimbursements

(193,027
)

Net expenses

4,584,802

Net investment loss

(2,996,677
)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on investments

(20,935,472
)

Net change in unrealized gains (losses) on investments

10,042,936

Net realized and unrealized gains (losses) on investments

(10,892,536
)

Net decrease in net assets resulting from operations

$
(13,889,213
)

* Net of foreign dividend withholding taxes of

$33,751

The accompanying notes are an integral part of these financial statements.

14

Wells Fargo Advantage Omega Growth Fund

Statements of Changes in Net Assets

Six Months Ended January 31, 2012 (Unaudited)

Year Ended July 31, 2011

Operations

Net investment loss

$
(2,996,677
)

$
(6,178,369
)

Net realized gains (losses) on investments

(20,935,472
)

88,497,676

Net change in unrealized gains (losses) on investments

10,042,936

68,137,386

Net increase (decrease) in net assets resulting from operations

(13,889,213
)

150,456,693

Shares

Shares

Capital share transactions

Proceeds from shares sold

Class A

1,149,142

40,008,314

2,838,012

108,395,404

Class B

5,863

174,396

43,803

1,412,533

Class C

133,240

3,964,993

377,592

12,328,185

Class R

350,518

11,466,022

152,504

5,802,537

Administrator Class

221,854

7,972,613

539,113

21,056,806

Institutional Class

1,957

69,255

19,517

801,285

63,655,593

149,796,750

Payment for shares redeemed

Class A

(1,917,655
)

(66,927,228
)

(2,846,449
)

(104,057,586
)

Class B

(310,076
)

(9,185,679
)

(612,477
)

(19,638,287
)

Class C

(223,142
)

(6,543,516
)

(326,730
)

(10,231,543
)

Class R

(128,762
)

(4,585,475
)

(30,784
)

(1,145,524
)

Administrator Class

(158,660
)

(5,744,403
)

(454,709
)

(16,181,492
)

Institutional Class

(726
)

(25,620
)

(3,333
)

(133,288
)

(93,011,921
)

(151,387,720
)

Net decrease in net assets resulting from capital share transactions

(29,356,328
)

(1,590,970
)

Total increase (decrease) in net assets

(43,245,541
)

148,865,723

Net assets

Beginning of period

731,635,751

582,770,028

End of period

$
688,390,210

$
731,635,751

Undistributed net investment loss

$
(3,038,557
)

$
(41,880
)

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Omega Growth Fund	15

(For a share outstanding throughout each period)

	Six Month Ended January 31, 2012 (Unaudited)	Year Ended July 31,		Year Ended September 30,
Class A		2011	2010[1],[2]	2009[1]	2008[1]	2007[1]	2006[1]
Net asset value, beginning of period	$38.29	$30.11	$28.44	$27.26	$31.44	$25.60	$25.54
Net investment income (loss)	(0.14)[3]	(0.29)	(0.10)[3]	0.18 [3]	0.05 [3]	(0.11)[3]	(0.15)[3]
Net realized and unrealized gains (losses) on investments	(0.49)	8.47	1.96	1.00	(4.23)	5.95	0.21

Total from investment operations	(0.63)	8.18	1.86	1.18	(4.18)	5.84	0.06
Distributions to shareholders from
Net investment income	0.00	0.00	(0.19)	0.00	0.00	0.00	0.00
Net asset value, end of period	$37.66	$38.29	$30.11	$28.44	$27.26	$31.44	$25.60
Total return[4]	(1.65)%	27.17%	6.53%	4.33%	(13.30)%	22.81%	0.23%
Ratios to average net assets (annualized)
Gross expenses	1.35%	1.36%	1.35%	1.48%	1.44%	1.46%	1.51%
Net expenses	1.30%	1.30%	1.34%	1.39%	1.37%	1.40%	1.42%
Net investment income (loss)	(0.82)%	(0.80)%	(0.40)%	0.79%	0.16%	(0.38)%	(0.57)%
Supplemental data
Portfolio turnover rate	49%	123%	116%	26%	44%	23%	128%
Net assets, end of period (000’s omitted)	$546,285	$584,871	$460,187	$460,082	$465,952	$595,296	$520,421

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Omega Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Omega Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Omega Growth Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Month Ended January 31, 2012 (Unaudited)	Year Ended July 31,		Year Ended September 30,
Class B		2011	2010[1],[2]	2009[1]	2008[1]	2007[1]	2006[1]
Net asset value, beginning of period	$32.68	$25.89	$24.46	$23.62	$27.45	$22.51	$22.62
Net investment income (loss)	(0.20)[3]	(0.48)[3]	(0.25)[3]	0.02 [3]	(0.15)[3]	(0.27)[3]	(0.29)[3]
Net realized and unrealized gains (losses) on investments	(0.46)	7.27	1.68	0.82	(3.68)	5.21	0.18

Total from investment operations	(0.66)	6.79	1.43	0.84	(3.83)	4.94	(0.11)
Net asset value, end of period	$32.02	$32.68	$25.89	$24.46	$23.62	$27.45	$22.51
Total return[4]	(2.02)%	26.23%	5.85%	3.56%	(13.95)%	21.95%	(0.49)%
Ratios to average net assets (annualized)
Gross expenses	2.10%	2.12%	2.10%	2.22%	2.16%	2.15%	2.21%
Net expenses	2.05%	2.05%	2.09%	2.13%	2.11%	2.11%	2.12%
Net investment income (loss)	(1.57)%	(1.55)%	(1.14)%	0.10%	(0.61)%	(1.08)%	(1.27)%
Supplemental data
Portfolio turnover rate	49%	123%	116%	26%	44%	23%	128%
Net assets, end of period (000’s omitted)	$29,470	$40,023	$46,434	$51,984	$85,008	$183,129	$311,011

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Omega Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Omega Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Omega Growth Fund	17

(For a share outstanding throughout each period)

	Six Month Ended January 31, 2012 (Unaudited)	Year Ended July 31,		Year Ended September 30,
Class C		2011	2010[1],[2]	2009[1]	2008[1]	2007[1]	2006[1]
Net asset value, beginning of period	$32.75	$25.94	$24.53	$23.69	$27.52	$22.57	$22.67
Net investment income (loss)	(0.23)[3]	(0.49)[3]	(0.25)[3]	0.00 [3]	(0.15)[3]	(0.27)[3]	(0.29)[3]
Net realized and unrealized gains (losses) on investments	(0.44)	7.30	1.68	0.84	(3.68)	5.22	0.19

Total from investment operations	(0.67)	6.81	1.43	0.84	(3.83)	4.95	(0.10)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.02)	0.00	0.00	0.00	0.00
Net asset value, end of period	$32.08	$32.75	$25.94	$24.53	$23.69	$27.52	$22.57
Total return[4]	(2.05)%	26.25%	5.83%	3.55%	(13.92)%	21.93%	(0.44)%
Ratios to average net assets (annualized)
Gross expenses	2.10%	2.11%	2.10%	2.23%	2.16%	2.15%	2.21%
Net expenses	2.05%	2.05%	2.09%	2.14%	2.11%	2.11%	2.12%
Net investment income (loss)	(1.57)%	(1.55)%	(1.15)%	0.02%	(0.58)%	(1.09)%	(1.27)%
Supplemental data
Portfolio turnover rate	49%	123%	116%	26%	44%	23%	128%
Net assets, end of period (000’s omitted)	$54,262	$58,329	$44,892	$43,806	$40,829	$54,982	$64,042

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Omega Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Omega Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Omega Growth Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Month Ended January 31, 2012 (Unaudited)	Year Ended July 31,		Year Ended September 30,
Class R		2011	2010[1],[2]	2009[1]	2008[1]	2007[1]	2006[1]
Net asset value, beginning of period	$37.66	$29.69	$28.09	$26.99	$31.20	$25.47	$25.46
Net investment income (loss)	(0.26)[3]	(0.13)	(0.16)[3]	0.08 [3]	(0.02)[3]	(0.14)[3]	(0.19)[3]
Net realized and unrealized gains (losses) on investments	(0.41)	8.10	1.94	1.02	(4.19)	5.87	0.20

Total from investment operations	(0.67)	7.97	1.78	1.10	(4.21)	5.73	0.01
Distributions to shareholders from
Net investment income	0.00	0.00	(0.18)	0.00	0.00	0.00	0.00
Net asset value, end of period	$36.99	$37.66	$29.69	$28.09	$26.99	$31.20	$25.47
Total return[4]	(1.78)%	26.89%	6.29%	4.08%	(13.49)%	22.50%	0.04%
Ratios to average net assets (annualized)
Gross expenses	1.61%	1.59%	1.60%	1.76%	1.66%	1.65%	1.71%
Net expenses	1.55%	1.55%	1.59%	1.67%	1.61%	1.61%	1.62%
Net investment income (loss)	(1.07)%	(1.08)%	(0.65)%	0.35%	(0.08)%	(0.53)%	(0.75)%
Supplemental data
Portfolio turnover rate	49%	123%	116%	26%	44%	23%	128%
Net assets, end of period (000’s omitted)	$14,601	$6,515	$1,523	$838	$84	$63	$445

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Omega Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class R of Evergreen Omega Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Omega Growth Fund	19

(For a share outstanding throughout each period)

	Six Month Ended January 31, 2012 (Unaudited)	Year Ended July 31,		Year Ended September 30,
Administrator Class		2011	2010[1],[2]	2009[1]	2008[1]	2007[1]	2006[1]
Net asset value, beginning of period	$39.67	$31.12	$29.39	$28.10	$32.32	$26.25	$26.10
Net investment income (loss)	(0.11)[3]	(0.21)[3]	(0.04)[3]	0.24 [3]	0.13 [3]	(0.03)[3]	(0.08)[3]
Net realized and unrealized gains (losses) on investments	(0.50)	8.76	2.02	1.05	(4.35)	6.10	0.23

Total from investment operations	(0.61)	8.55	1.98	1.29	(4.22)	6.07	0.15
Distributions to shareholders from
Net investment income	0.00	0.00	(0.25)	0.00	0.00	0.00	0.00
Net asset value, end of period	$39.06	$39.67	$31.12	$29.39	$28.10	$32.32	$26.25
Total return[4]	(1.54)%	27.47%	6.75%	4.59%	(13.06)%	23.12%	0.57%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.18%	1.11%	1.23%	1.17%	1.15%	1.21%
Net expenses	1.05%	1.05%	1.09%	1.14%	1.12%	1.11%	1.12%
Net investment income (loss)	(0.57)%	(0.56)%	(0.16)%	1.00%	0.42%	(0.09)%	(0.30)%
Supplemental data
Portfolio turnover rate	49%	123%	116%	26%	44%	23%	128%
Net assets, end of period (000’s omitted)	$43,077	$41,242	$29,724	$32,437	$23,910	$16,503	$16,344

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Omega Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Omega Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Omega Growth Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Month Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Institutional Class		2011	2010[1]
Net asset value, beginning of period	$39.77	$31.12	$31.12
Net Investment income (loss)	(0.06)	(0.03)	0.00
Net realized and unrealized gains (losses) on investments	(0.50)	8.68	0.00

Total from investment operations	(0.56)	8.65	0.00
Net asset value, end of period	$39.21	$39.77	$31.12
Total return[2]	(1.41)%	27.80%	0%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.88%	0.00%
Net expenses	0.80%	0.80%	0.00%
Net investment income (loss)	(0.32)%	(0.34)%	0.00%
Supplemental data
Portfolio turnover rate	49%	123%	116%
Net assets, end of period (000’s omitted)	$695	$656	$10

1.	For the period from July 30, 2010 (commence of class operations) to July 31, 2010.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Omega Growth Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Omega Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

22	Wells Fargo Advantage Omega Growth Fund	Notes to Financial Statements (Unaudited)

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of July 31, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $4,068,979 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Omega Growth Fund	23

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$677,555,961	$0	$0	$677,555,961
Short-term investments
Investment companies	10,034,498	79,788,360	0	89,822,858
	$687,590,459	$79,788,360	$0	$767,378,819

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended January 31, 2012, the advisory fee was equivalent to an annual rate of 0.74% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.15% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C, Class R	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.30% for Class A, 2.05% for Class B, 2.05% for Class C, 1.55% for Class R, 1.05% for Administrator Class, and 0.80% for Institutional Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets for Class R shares.

24	Wells Fargo Advantage Omega Growth Fund	Notes to Financial Statements (Unaudited)

For the six months ended January 31, 2012, Wells Fargo Funds Distributor, LLC received $13,469 from the sale of Class A shares and $12,279 and $2,278 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended January 31, 2012 were $325,874,221 and $359,775,528, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee was equal 0.125% of the unused balance. For the six months ended January 31, 2012, the Fund paid $361 in commitment fees.

For the six months ended January 31, 2012, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage Omega Growth Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Omega Growth Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Omega Growth Fund	27

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Omega Growth Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207951 03-12 SA211/SAR211 1-12

Wells Fargo Advantage

Premier Large Company Growth Fund

Semi-Annual Report

January 31, 2012

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The views expressed and any forward-looking statements are as of January 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of January 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Premier Large Company Growth Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain.

The slow-motion debt crisis in the eurozone was a major headwind to both domestic and global stock market indexes.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Premier Large Company Growth Fund for the six-month period that ended January 31, 2012. The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain. Most U.S. stock indexes posted gains for the period, even if only modest ones.

Worries gave way to guarded optimism for the U.S. economy.

The period began with worries that the U.S. economy was returning to recession. Revised figures for gross domestic product (GDP) indicated that the U.S. economy grew by an annualized rate of only 0.8% in the first half of 2011. Moreover, although the July 2011 Institute for Supply Management (ISM) manufacturing survey suggested that factories continued to expand, the rate of expansion was lower than in previous months. The prolonged debate over whether and how to raise the U.S. debt ceiling—which only ended on July 31, 2011—also depressed market sentiment by highlighting the country’s political divisions.

The stock market remained volatile throughout September. By late October, however, stronger economic data led to greater optimism and higher stock prices. Revised real GDP growth came in at 1.8% in the third quarter of 2011 and 2.8% in the fourth quarter, suggesting that the recovery was on firmer footing. Economic growth was not evenly distributed, though, as December 2011 retail same-store sales generally showed stronger growth for retailers targeting affluent customers than for those targeting the broad middle class. The reported unemployment rate also showed some signs of improvement, falling from 9.1% in August 2011 to 8.3% in January 2012. However, this decline in the unemployment rate was accompanied by an increase in the number of Americans not in the labor force, raising concerns about the economy’s ability to generate jobs.

The eurozone had continued trouble.

The slow-motion debt crisis in the eurozone was a major headwind to both domestic and global stock market indexes. The worsening debt and deficit numbers for Greece in late 2011 and early 2012 cast doubt on the country’s ability to service its debt under the plan put in place by the European Union and the International Monetary Fund and put the ongoing drama of the European sovereign debt crisis back on center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as many Greeks rioted in response to greater budgetary austerity and the discussion moved from whether private investors would take a loss on their Greek debt to how big the loss would be. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effect of such an event on the financial system and the global economy.

Even as the situation in Greece deteriorated, eurozone GDP numbers supported the case for a modest recovery in the global economy. Reported GDP growth for the 17 countries that comprise the eurozone was modest, rising 0.2% in the third

Letter to Shareholders	Wells Fargo Advantage Premier Large Company Growth Fund	3

quarter compared to the second quarter, and by 0.2% in the fourth quarter compared to the third quarter. However, the eurozone average concealed a wide variation between economies, with Germany’s growing by 0.5% in the third quarter of 2011 even as Greece’s GDP contracted.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system. Moreover, in response to extreme market volatility and signs of a weakening economy, in its August 2011 policy statement, the Federal Reserve (Fed) announced it would keep interest rates “exceptionally low” until at least mid-2013 as a way to support the economy. Market participants interpreted the Fed’s statement to mean that the central bankers believed the economy would remain weak over the next two years. However, the Fed also said that it was considering a “range of policy tools available to promote a stronger economic recovery” and “is prepared to employ these tools as appropriate.”

At the beginning of the period, the European Central Bank (ECB) had a key rate of 1.50% but lowered it to 1.25% in November 2011 and then to 1.00% in December 2011 in an attempt to support the sluggish eurozone recovery. To support the banking system, in late 2011, the ECB initiated a long-term refinancing operation (LTRO) in which it supplied three-year loans to banks against a wide range of collateral. The operation basically provided a near-unlimited amount of liquidity to banks, easing some investor concerns about the effect of an increasingly probable Greek default.

We use time-tested investment strategies, even as many variables are at work in the market.

Experience tells us that strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Premier Large Company Growth Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Joseph M. Eberhardy, CFA, CPA

Thomas C. Ognar, CFA

Bruce C. Olson, CFA

FUND INCEPTION

September 11, 1935

TEN LARGEST EQUITY HOLDINGS[1] (AS OF JANUARY 31, 2012)
Apple Incorporated	7.28%
Cognizant Technology Solutions Corporation Class A	2.93%
Alexion Pharmaceuticals Incorporated	2.92%
EMC Corporation	2.72%
Pioneer Natural Resources Company	2.72%
Google Incorporated Class A	2.63%
Kansas City Southern	2.59%
Whole Foods Market Incorporated	2.57%
Praxair Incorporated	2.39%
Mettler-Toledo International Incorporated	2.20%

SECTOR DISTRIBUTION[2] (AS OF JANUARY 31, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Premier Large Company Growth Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JANUARY 31, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (EKJAX)	01/20/1998	(3.42)	1.83	5.06	4.52	2.45	8.02	6.31	5.14	1.24%	1.12%
Class B (EKJBX)**	09/11/1935	(2.94)	2.27	5.20	4.60	2.02	7.27	5.52	4.60	1.99%	1.87%
Class C (EKJCX)	01/22/1998	1.03	6.29	5.52	4.35	2.03	7.29	5.52	4.35	1.99%	1.87%
Administrator Class (WFPDX)	07/16/2010					2.44	8.13	6.39	5.22	1.08%	0.95%
Institutional Class (EKJYX)	06/30/1999					2.54	8.33	6.60	5.43	0.81%	0.75%
Investor Class (WFPNX)	07/16/2010					2.35	7.92	6.23	5.06	1.31%	1.19%
Russell 1000® Growth Index[6]						2.84	6.07	3.17	3.38

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for the Investor Class shares prior to their inception reflects the performance of the Class A shares, adjusted to reflect the higher expenses applicable to the Investor Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Large Company Growth Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

6.

The Russell 1000® Growth Index measures the performance of those Russell 1000 Growth Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 08-01-2011	Ending Account Value 01-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,024.47	$5.70	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.69	1.12%
Class B
Actual	$1,000.00	$1,020.18	$9.50	1.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.74	$9.48	1.87%
Class C
Actual	$1,000.00	$1,020.26	$9.50	1.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.74	$9.48	1.87%
Administrator Class
Actual	$1,000.00	$1,024.44	$4.83	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.82	0.95%
Institutional Class
Actual	$1,000.00	$1,025.40	$3.82	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81	0.75%
Investor Class
Actual	$1,000.00	$1,023.48	$6.05	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$6.04	1.19%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Premier Large Company Growth Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 95.76%

Consumer Discretionary: 18.05%

Auto Components: 1.39%
Gentex Corporation«	159,500	$4,285,765
Johnson Controls Incorporated	285,500	9,070,335

		13,356,100

Hotels, Restaurants & Leisure: 3.35%
Las Vegas Sands Corporation	70,000	3,437,700
McDonald’s Corporation	98,000	9,706,900
Starbucks Corporation	244,500	11,718,885
Wynn Resorts Limited	64,500	7,432,335

		32,295,820

Household Durables: 0.53%
Tempur-Pedic International Incorporated«†	76,000	5,069,960

Internet & Catalog Retail: 3.30%
Amazon.com Incorporated†	65,000	12,638,600
priceline.com Incorporated†	36,100	19,114,228

		31,752,828

Multiline Retail: 1.46%
Dollar Tree Incorporated†	166,000	14,078,460

Specialty Retail: 6.98%
CarMax Incorporated«†	628,500	19,125,255
Dick’s Sporting Goods Incorporated†	407,000	16,772,470
O’Reilly Automotive Incorporated†	187,000	15,242,370
Tractor Supply Company	189,000	15,265,530

		66,405,625

Textiles, Apparel & Luxury Goods: 1.04%
Coach Incorporated	107,000	7,495,350
Fossil Incorporated†	26,000	2,471,300

		9,966,650

Consumer Staples: 3.38%

Food & Staples Retailing: 2.67%
Costco Wholesale Corporation	11,000	899,855
Whole Foods Market Incorporated	334,500	24,763,035

		25,662,890

Food Products: 0.26%
Green Mountain Coffee Roasters Incorporated†	14,500	773,430
Mead Johnson & Company	34,000	2,519,060

		3,292,490

Personal Products: 0.45%
Estee Lauder Companies Incorporated Class A	74,900	4,338,957

Portfolio of Investments—January 31, 2012 (Unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	9

Security Name	Shares	Value

Energy: 7.93%

Energy Equipment & Services: 1.88%
National Oilwell Varco Incorporated	82,500	$6,103,350
Schlumberger Limited	159,500	11,989,615

		18,092,965

Oil, Gas & Consumable Fuels: 6.05%
Concho Resources Incorporated«†	113,000	12,052,580
Continental Resources Incorporated«†	100,000	8,068,000
Oasis Petroleum Incorporated«†	82,500	2,783,550
Occidental Petroleum Corporation	76,800	7,662,336
Pioneer Natural Resources Company	263,700	26,185,410
Southwestern Energy Company†	48,500	1,510,290

		58,262,166

Financials: 5.57%

Capital Markets: 2.66%
Ameriprise Financial Incorporated	96,000	5,140,800
LPL Investment Holdings Incorporated†	174,500	5,732,325
T. Rowe Price Group Incorporated	17,000	983,280
TD Ameritrade Holding Corporation	852,300	13,730,553

		25,586,958

Consumer Finance: 2.91%
American Express Company	212,000	10,629,680
MasterCard Incorporated	49,000	17,422,930

		28,052,610

Health Care: 13.37%

Biotechnology: 3.71%
Alexion Pharmaceuticals Incorporated†	366,000	28,094,160
Biogen Idec Incorporated†	65,000	7,664,800

		35,758,960

Health Care Equipment & Supplies: 3.42%
Covidien plc	146,500	7,544,750
Intuitive Surgical Incorporated†	29,500	13,567,345
St. Jude Medical Incorporated	282,500	11,783,075

		32,895,170

Health Care Providers & Services: 0.92%
AmerisourceBergen Corporation	226,200	8,815,014

Health Care Technology: 0.38%
Cerner Corporation†	60,500	3,683,845

Life Sciences Tools & Services: 2.20%
Mettler-Toledo International Incorporated«†	120,500	21,147,750

10	Wells Fargo Advantage Premier Large Company Growth Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name	Shares	Value

Pharmaceuticals: 2.74%
Allergan Incorporated	108,200	$9,511,862
Shire plc ADR	170,000	16,918,400

		26,430,262

Industrials: 10.27%

Aerospace & Defense: 1.12%
United Technologies Corporation	137,500	10,773,125

Air Freight & Logistics: 1.00%
C.H. Robinson Worldwide Incorporated	119,500	8,226,380
United Parcel Service Incorporated Class B	19,000	1,457,490

		9,683,870

Electrical Equipment: 0.38%
Polypore International Incorporated«†	97,000	3,693,760

Machinery: 2.93%
Caterpillar Incorporated	18,000	1,964,160
Danaher Corporation	168,000	8,821,680
Gardner Denver Incorporated	57,000	4,252,200
Joy Global Incorporated	145,000	13,150,050

		28,188,090

Road & Rail: 4.84%
Kansas City Southern†	363,700	24,964,368
Norfolk Southern Corporation	121,700	8,786,740
Union Pacific Corporation	112,000	12,802,720

		46,553,828

Information Technology: 33.51%

Communications Equipment: 2.99%
Cisco Systems Incorporated	161,000	3,160,430
F5 Networks Incorporated†	55,500	6,645,570
QUALCOMM Incorporated	265,000	15,587,300
Riverbed Technology Incorporated†	143,000	3,423,420

		28,816,720

Computers & Peripherals: 10.00%
Apple Incorporated†	153,500	70,069,680
EMC Corporation†	1,017,500	26,210,800

		96,280,480

Internet Software & Services: 6.17%
eBay Incorporated†	517,500	16,353,000
Google Incorporated Class A†	43,600	25,292,796
Mercadolibre Incorporated	10,500	917,700
Rackspace Hosting Incorporated†	386,500	16,777,965

		59,341,461

Portfolio of Investments—January 31, 2012 (Unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	11

Security Name	Shares	Value

IT Services: 6.93%
Accenture plc	307,500	$17,632,050
Alliance Data Systems Corporation«†	128,500	14,237,800
Cognizant Technology Solutions Corporation Class A†	393,000	28,197,750
VeriFone Holdings Incorporated†	156,000	6,661,200

		66,728,800

Semiconductors & Semiconductor Equipment: 3.42%
Altera Corporation	35,000	1,392,650
Analog Devices Incorporated	119,700	4,683,861
Avago Technologies Limited	162,000	5,498,280
Cavium Incorporated†	121,000	3,888,940
Maxim Integrated Products Incorporated	124,500	3,341,580
Microchip Technology Incorporated«	310,000	11,442,100
NetLogic Microsystems Incorporated†	53,000	2,639,400

		32,886,811

Software: 4.00%
Check Point Software Technologies Limited«†	135,500	7,627,295
Citrix Systems Incorporated†	146,500	9,553,265
Red Hat Incorporated†	271,000	12,566,270
Salesforce.com Incorporated«†	39,500	4,613,600
VMware Incorporated†	45,000	4,107,150

		38,467,580

Materials: 3.68%

Chemicals: 3.68%
Air Products & Chemicals Incorporated	55,500	4,885,665
Monsanto Company	91,300	7,491,165
Praxair Incorporated	216,900	23,034,781

		35,411,611

Total Common Stocks (Cost $695,458,225)		921,771,616

Investment Companies: 1.43%
iShares Russell 1000 Growth	224,500	13,757,360

Total Investment Companies (Cost $13,190,853)		13,757,360

	Principal

Other: 0.10%
Gryphon Funding Limited, Pass-Through Entity(v)(i)(a)	$1,322,167	356,985
VFNC Corporation, Pass-Through Entity, 0.27%(v)(i)(a)±144A	1,506,610	647,842

Total Other (Cost $469,655)		1,004,827

12	Wells Fargo Advantage Premier Large Company Growth Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name	Yield	Shares	Value

Short-Term Investments: 10.07%

Investment Companies: 10.07%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.02%	29,623,519	$29,623,519
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.15	67,324,983	67,324,983

Total Short-Term Investments (Cost $96,948,502)			96,948,502

Total Investments in Securities
(Cost $806,067,235)*	107.36%	1,033,482,305
Other Assets and Liabilities, Net	(7.36)	(70,871,755)

Total Net Assets	100.00%	$962,610,550

«	All or a portion of this security is on loan.

†	Non-income earning security.

(v)	Security represents investment of cash collateral received from securities on loan.

(i)	Illiquid security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

±	Variable rate investment.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $809,183,776 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$228,706,251
Gross unrealized depreciation	(4,407,722)

Net unrealized appreciation	$224,298,529

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—January 31, 2012 (Unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	13

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$936,533,803
In affiliated securities, at value (see cost below)	96,948,502

Total investments, at value (see cost below)	1,033,482,305
Receivable for investments sold	6,550,976
Receivable for Fund shares sold	5,287,863
Receivable for dividends	174,465
Receivable for securities lending income	6,721
Prepaid expenses and other assets	123,048

Total assets	1,045,625,378

Liabilities
Payable for investments purchased	12,735,010
Payable for Fund shares redeemed	1,517,080
Payable upon receipt of securities loaned	67,794,638
Advisory fee payable	389,055
Distribution fees payable	38,330
Due to other related parties	200,861
Accrued expenses and other liabilities	339,854

Total liabilities	83,014,828

Total net assets	$962,610,550

NET ASSETS CONSIST OF
Paid-in capital	$821,943,729
Undistributed net investment loss	(1,448,606)
Accumulated net realized losses on investments	(85,299,643)
Net unrealized gains on investments	227,415,070

Total net assets	$962,610,550

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$675,156,936
Shares outstanding – Class A	68,506,367
Net asset value per share – Class A	$9.86
Maximum offering price per share – Class A2	$10.46
Net assets – Class B	$8,271,455
Shares outstanding – Class B	928,526
Net asset value per share – Class B	$8.91
Net assets – Class C	$52,162,199
Shares outstanding – Class C	5,871,162
Net asset value per share – Class C	$8.88
Net assets – Administrator Class	$81,125,006
Shares outstanding – Administrator Class	8,216,049
Net asset value per share – Administrator Class	$9.87
Net assets – Institutional Class	$63,742,785
Shares outstanding – Institutional Class	6,436,614
Net asset value per share – Institutional Class	$9.90
Net assets – Investor Class	$82,152,169
Shares outstanding – Investor Class	8,350,271
Net asset value per share – Investor Class	$9.84

Investments in unaffiliated securities, at cost	$709,118,733

Investments in affiliated securities, at cost	$96,948,502

Total investments, at cost	$806,067,235

Securities on loan, at value	$66,360,234

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Premier Large Company Growth Fund	Statement of Operations—Six Months Ended January 31, 2012 (Unaudited)

Investment income
Dividends	$3,286,592
Securities lending income, net	65,919
Income from affiliated securities	17,497

Total investment income	3,370,008

Expenses
Advisory fee	2,674,823
Administration fees
Fund level	208,959
Class A	789,902
Class B	11,142
Class C	57,094
Administrator Class	28,388
Institutional Class	15,373
Investor Class	132,857
Shareholder servicing fees
Class A	759,521
Class B	10,714
Class C	54,898
Administrator Class	70,970
Investor Class	96,137
Distribution fees
Class B	32,141
Class C	164,695
Custody and accounting fees	24,395
Professional fees	29,300
Registration fees	46,386
Shareholder report expenses	34,385
Trustees’ fees and expenses	2,108
Other fees and expenses	12,836

Total expenses	5,257,024
Less: Fee waivers and/or expense reimbursements	(470,695)

Net expenses	4,786,329

Net investment loss	(1,416,321)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(10,441,413)
Net change in unrealized gains (losses) on investments	38,279,543

Net realized and unrealized gains (losses) on investments	27,838,130

Net increase in net assets resulting from operations	$26,421,809

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Premier Large Company Growth Fund	15

	Six Months Ended January 31, 2012 (Unaudited)		Year Ended July 31, 2011

Operations
Net investment loss		$(1,416,321)		$(1,217,760)
Net realized gains (losses) on investments		(10,441,413)		41,137,232
Net change in unrealized gains (losses) on investments		38,279,543		135,655,888

Net increase in net assets resulting from operations		26,421,809		175,575,360

Distributions to shareholders from
Net investment income
Class A		0		(292,828)
Administrator Class		0		(47,613)
Institutional Class		0		(31,262)
Investor Class		0		(75,138)
Net realized gains
Class A		(16,290,744)		0
Class B		(232,403)		0
Class C		(1,336,936)		0
Administrator Class		(1,567,504)		0
Institutional Class		(1,091,657)		0
Investor Class		(2,041,500)		0

Total distributions to shareholders		(22,560,744)		(446,841)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	9,766,193	89,950,614	8,063,099	76,433,132
Class B	70,797	593,864	60,305	522,352
Class C	2,497,662	20,859,782	1,348,270	11,798,975
Administrator Class	3,788,769	36,127,137	2,796,716	26,595,581
Institutional Class	3,771,248	36,149,783	1,754,955	16,280,347
Investor Class	1,548,373	14,365,127	678,085	6,376,951

		198,046,307		138,007,338

Reinvestment of distributions
Class A	1,545,287	14,602,964	28,108	259,156
Class B	23,672	202,400	0	0
Class C	93,610	797,556	0	0
Administrator Class	120,175	1,136,851	2,993	27,596
Institutional Class	101,699	965,124	2,785	25,680
Investor Class	210,673	1,986,646	7,938	73,111

		19,691,541		385,543

Payment for shares redeemed
Class A	(5,547,068)	(51,977,768)	(8,759,829)	(80,572,170)
Class B	(304,894)	(2,569,583)	(887,438)	(7,456,646)
Class C	(708,698)	(5,980,444)	(502,012)	(4,180,655)
Administrator Class	(1,183,528)	(10,919,079)	(2,022,104)	(18,667,990)
Institutional Class	(511,736)	(4,810,145)	(1,114,377)	(10,454,872)
Investor Class	(1,456,365)	(13,311,780)	(999,907)	(9,231,530)

		(89,568,799)		(130,563,863)

Net increase in net assets resulting from capital share transactions		128,169,049		7,829,018

Total increase in net assets		132,030,114		182,957,537

Net assets
Beginning of period		830,580,436		647,622,899

End of period		$962,610,550		$830,580,436

Undistributed (accumulated) net investment loss		$(1,448,606)		$(32,285)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Premier Large Company Growth Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,		Year Ended September 30,
Class A		2011	20101,[2]	2009[1]	2008[1]	2007[1]	2006[1]
Net asset value, beginning of period	$9.89	$7.75	$7.23	$7.20	$8.50	$6.96	$6.66
Net investment income (loss)	(0.02)	(0.01)	0.00 [3]	0.05 [3]	0.03 [3]	0.01 [3]	(0.00)[3]
Net realized and unrealized gains (losses) on investments	0.24	2.15	0.57	0.02	(1.33)	1.53	0.31

Total from investment operations	0.22	2.14	0.57	0.07	(1.30)	1.54	0.31
Distributions to shareholders from
Net investment income	0.00	(0.00)[4]	(0.05)	(0.04)	(0.00)[4]	0.00	(0.01)
Net realized gains	(0.25)	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.25)	(0.00)[4]	(0.05)	(0.04)	(0.00)[4]	0.00	(0.01)
Net asset value, end of period	$9.86	$9.89	$7.75	$7.23	$7.20	$8.50	$6.96
Total return[5]	2.45%	27.55%	7.93%	1.04%	(15.25)%	22.13%	4.65%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.24%	1.09%	1.12%	1.09%	1.12%	1.14%
Net expenses	1.12%	1.12%	1.08%	1.12%	1.07%	1.10%	1.14%
Net investment income (loss)	(0.31)%	(0.13)%	0.06%	0.86%	0.44%	0.10%	(0.01)%
Supplemental data
Portfolio turnover rate	22%	65%	89%	24%	39%	21%	117%
Net assets, end of period (000’s omitted)	$675,157	$620,262	$491,290	$268,422	$276,771	$361,051	$341,511

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. Evergreen Large Company Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Large Company Growth Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding.

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Premier Large Company Growth Fund	17

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,		Year Ended September 30,
Class B		2011	20101,[2]	2009[1]	2008[1]	2007[1]	2006[1]
Net asset value, beginning of period	$8.99	$7.10	$6.62	$6.60	$7.85	$6.47	$6.23
Net investment income (loss)	(0.04)[3]	(0.07)[3]	(0.04)[3]	0.01 [3]	(0.02)[3]	(0.04)[3]	(0.05)[3]
Net realized and unrealized gains (losses) on investments	0.21	1.96	0.52	0.01	(1.23)	1.42	0.29

Total from investment operations	0.17	1.89	0.48	0.02	(1.25)	1.38	0.24
Distributions to shareholders from
Net realized gains	(0.25)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$8.91	$8.99	$7.10	$6.62	$6.60	$7.85	$6.47
Total return[4]	2.02%	26.62%	7.25%	0.30%	(15.92)%	21.33%	3.85%
Ratios to average net assets (annualized)
Gross expenses	1.98%	2.00%	1.84%	1.87%	1.81%	1.82%	1.84%
Net expenses	1.87%	1.87%	1.83%	1.87%	1.81%	1.82%	1.84%
Net investment income (loss)	(1.05)%	(0.85)%	(0.69)%	0.11%	(0.31)%	(0.61)%	(0.71)%
Supplemental data
Portfolio turnover rate	22%	65%	89%	24%	39%	21%	117%
Net assets, end of period (000’s omitted)	$8,271	$10,244	$13,957	$7,951	$10,489	$16,694	$17,986

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. Evergreen Large Company Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Large Company Growth Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Premier Large Company Growth Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,		Year Ended September 30,
Class C		2011	2010[1,2]	2009[1]	2008[1]	2007[1]	2006[1]
Net asset value, beginning of period	$8.97	$7.08	$6.62	$6.59	$7.84	$6.47	$6.23
Net investment income (loss)	(0.05)[3]	(0.08)[3]	(0.04)[3]	0.00 [3]	(0.02)[3]	(0.04)[3]	(0.05)[3]
Net realized and unrealized gains (losses) on investments	0.21	1.97	0.52	0.03	(1.23)	1.41	0.29

Total from investment operations	0.16	1.89	0.48	0.03	(1.25)	1.37	0.24
Distributions to shareholders from
Net investment income	0.00	0.00	(0.02)	0.00	0.00	0.00	0.00
Net realized gains	(0.25)	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.25)	0.00	(0.02)	0.00	0.00	0.00	0.00
Net asset value, end of period	$8.88	$8.97	$7.08	$6.62	$6.59	$7.84	$6.47
Total return[4]	2.03%	26.69%	7.18%	0.46%	(15.94)%	21.17%	3.85%
Ratios to average net assets (annualized)
Gross expenses	1.99%	1.99%	1.84%	1.87%	1.82%	1.82%	1.84%
Net expenses	1.87%	1.87%	1.83%	1.87%	1.82%	1.82%	1.84%
Net investment income (loss)	(1.07)%	(0.90)%	(0.68)%	0.08%	(0.30)%	(0.61)%	(0.71)%
Supplemental data
Portfolio turnover rate	22%	65%	89%	24%	39%	21%	117%
Net assets, end of period (000’s omitted)	$52,162	$35,783	$22,246	$13,717	$10,046	$10,058	$8,397

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. Evergreen Large Company Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Large Company Growth Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Premier Large Company Growth Fund	19

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Administrator Class		2011	2010[1]
Net asset value, beginning of period	$9.90	$7.75	$7.53
Net investment income (loss)	(0.01)	0.00	(0.00)[2]
Net realized and unrealized gains (losses) on investments	0.23	2.16	0.22

Total from investment operations	0.22	2.16	0.22
Distributions to shareholders from
Net investment income	0.00	(0.01)	0.00
Net realized gains	(0.25)	0.00	0.00

Total distributions to shareholders	(0.25)	(0.01)	0.00
Net asset value, end of period	$9.87	$9.90	$7.75
Total return[3]	2.44%	27.75%	2.92%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.08%	1.13%
Net expenses	0.95%	0.95%	0.95%
Net investment income (loss)	(0.15)%	0.01%	(0.34)%
Supplemental data
Portfolio turnover rate	22%	65%	89%
Net assets, end of period (000’s omitted)	$81,125	$54,335	$36,508

1.	For the period from July 16, 2010 (commencement of class operations) to July 31, 2010.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Premier Large Company Growth Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,		Year Ended September 30,
Institutional Class		2011	2010[1,2]	2009[1]	2008[1]	2007[1]	2006[1]
Net asset value, beginning of period	$9.91	$7.75	$7.24	$7.22	$8.53	$6.96	$6.67
Net investment income	0.00 [3]	0.02 [3]	0.02	0.06 [3]	0.05 [3]	0.03 [3]	0.02 [3]
Net realized and unrealized gains (losses) on investments	0.24	2.15	0.57	0.02	(1.33)	1.54	0.30

Total from investment operations	0.24	2.17	0.59	0.08	(1.28)	1.57	0.32
Distributions to shareholders from
Net investment income	0.00	(0.01)	(0.08)	(0.06)	(0.03)	0.00	(0.03)
Net realized gains	(0.25)	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.25)	(0.01)	(0.08)	(0.06)	(0.03)	0.00	(0.03)
Net asset value, end of period	$9.90	$9.91	$7.75	$7.24	$7.22	$8.53	$6.96
Total return[4]	2.54%	28.03%	8.20%	1.28%	(15.07)%	22.56%	4.81%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.81%	0.83%	0.87%	0.81%	0.82%	0.84%
Net expenses	0.75%	0.75%	0.82%	0.87%	0.81%	0.82%	0.84%
Net investment income	0.04%	0.22%	0.34%	1.04%	0.68%	0.39%	0.29%
Supplemental data
Portfolio turnover rate	22%	65%	89%	24%	39%	21%	117%
Net assets, end of period (000’s omitted)	$63,743	$30,493	$18,841	$11,335	$6,321	$11,197	$13,605

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Large Company Growth Fund and Wells Fargo Advantage Large Company Growth Fund. Evergreen Large Company Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Large Company Growth Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Premier Large Company Growth Fund	21

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Investor Class		2011	2010[1]
Net asset value, beginning of period	$9.87	$7.75	$7.54
Net investment income (loss)	(0.02)	(0.02)	(0.00)[2]
Net realized and unrealized gains (losses) on investments	0.24	2.15	0.21

Total from investment operations	0.22	2.13	0.21
Distributions to shareholders from
Net investment income	0.00	(0.01)	0.00
Net realized gains	(0.25)	0.00	0.00

Total distributions to shareholders	(0.25)	(0.01)	0.00
Net asset value, end of period	$9.84	$9.87	$7.75
Total return[3]	2.35%	27.48%	2.79%
Ratios to average net assets (annualized)
Gross expenses	1.29%	1.31%	1.36%
Net expenses	1.19%	1.19%	1.19%
Net investment loss	(0.38)%	(0.20)%	(0.59)%
Supplemental data
Portfolio turnover rate	22%	65%	89%
Net assets, end of period (000’s omitted)	$82,152	$79,464	$64,781

1.	For the period from July 16, 2010 (commencement of class operations) to July 31, 2010.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Premier Large Company Growth Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Premier Large Company Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	23

impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of July 31, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $73,822,428 with $894,918 expiring in 2015, $54,899,363 expiring in 2016 and $18,028,147 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

24	Wells Fargo Advantage Premier Large Company Growth Fund	Notes to Financial Statements (Unaudited)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$921,771,616	$0	$0	$921,771,616
Investment companies	13,757,360	0	0	13,757,360

Other	0	0	1,004,827	1,004,827

Short-term investments
Investment companies	29,623,519	67,324,983	0	96,948,502
	$965,152,495	$67,324,983	$1,004,827	$1,033,482,305

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of July 31, 2011	$1,425,187
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(247,739)
Purchases	0
Sales	(172,621)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of January 31, 2012	$1,004,827
Change in unrealized gains (losses) relating to securities still held at January 31, 2012	$(335,097)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended January 31, 2012, the advisory fee was equivalent to an annual rate of 0.64% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.15% as the average daily net assets of the Fund increase.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	25

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.33

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.12% for Class A, 1.87% for Class B, 1.87% for Class C, 0.95% for Administrator Class, 0.75% for Institutional Class and 1.19% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended January 31, 2012, Wells Fargo Funds Distributor, LLC received $25,277 from the sale of Class A shares and $14, $4,839 and $721 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended January 31, 2012 were $279,923,660 and $179,324,542, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended January 31, 2012, the Fund paid $420 in commitment fees.

For the six months ended January 31, 2012, there were no borrowings by the Fund under the agreement.

26	Wells Fargo Advantage Premier Large Company Growth Fund	Notes to Financial Statements (Unaudited)

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Premier Large Company Growth Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund	29

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Premier Large Company Growth Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207952 03-12 SA212/SAR212 1-12

Wells Fargo Advantage

Social Sustainability FundSM*

Semi-Annual Report

January 31, 2012

*	At a regular meeting held on February 7-8, 2012, the Board of Trustees approved the liquidation of the Fund. The Fund was closed to shareholders on February 10, 2012 and subsequently liquidated on March 28, 2012.

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The views expressed and any forward-looking statements are as of January 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of January 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Social Sustainability Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain.

The slow-motion debt crisis in the eurozone was a major headwind to both domestic and global stock market indexes.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Social Sustainability Fund for the six-month period that ended January 31, 2012. The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain. Most U.S. stock indexes posted gains for the period, even if only modest ones.

Worries gave way to guarded optimism for the U.S. economy.

The period began with worries that the U.S. economy was returning to recession. Revised figures for gross domestic product (GDP) indicated that the U.S. economy grew by an annualized rate of only 0.8% in the first half of 2011. Moreover, although the July 2011 Institute for Supply Management (ISM) manufacturing survey suggested that factories continued to expand, the rate of expansion was lower than in previous months. The prolonged debate over whether and how to raise the U.S. debt ceiling—which only ended on July 31, 2011—also depressed market sentiment by highlighting the country’s political divisions.

The stock market remained volatile throughout September. By late October, however, stronger economic data led to greater optimism and higher stock prices. Revised real GDP growth came in at 1.8% in the third quarter of 2011 and 2.8% in the fourth quarter, suggesting that the recovery was on firmer footing. Economic growth was not evenly distributed, though, as December 2011 retail same-store sales generally showed stronger growth for retailers targeting affluent customers than for those targeting the broad middle class. The reported unemployment rate also showed some signs of improvement, falling from 9.1% in August 2011 to 8.3% in January 2012. However, this decline in the unemployment rate was accompanied by an increase in the number of Americans not in the labor force, raising concerns about the economy’s ability to generate jobs.

The eurozone had continued trouble.

The slow-motion debt crisis in the eurozone was a major headwind to both domestic and global stock market indexes. The worsening debt and deficit numbers for Greece in late 2011 and early 2012 cast doubt on the country’s ability to service its debt under the plan put in place by the European Union and the International Monetary Fund and put the ongoing drama of the European sovereign debt crisis back on center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as many Greeks rioted in response to greater budgetary austerity and the discussion moved from whether private investors would take a loss on their Greek debt to how big the loss would be. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effect of such an event on the financial system and the global economy.

Even as the situation in Greece deteriorated, eurozone GDP numbers supported the case for a modest recovery in the global economy. Reported GDP growth for the 17 countries that comprise the eurozone was modest, rising 0.2% in the third quarter compared to the second quarter, and by 0.2% in the fourth quarter

Letter to Shareholders	Wells Fargo Advantage Social Sustainability Fund	3

compared to the third quarter. However, the eurozone average concealed a wide variation between economies, with Germany’s growing by 0.5% in the third quarter of 2011 even as Greece’s GDP contracted.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system. Moreover, in response to extreme market volatility and signs of a weakening economy, in its August 2011 policy statement, the Federal Reserve (Fed) announced it would keep interest rates “exceptionally low” until at least mid-2013 as a way to support the economy. Market participants interpreted the Fed’s statement to mean that the central bankers believed the economy would remain weak over the next two years. However, the Fed also said that it was considering a “range of policy tools available to promote a stronger economic recovery” and “is prepared to employ these tools as appropriate.”

At the beginning of the period, the European Central Bank (ECB) had a key rate of 1.50% but lowered it to 1.25% in November 2011 and then to 1.00% in December 2011 in an attempt to support the sluggish eurozone recovery. To support the banking system, in late 2011, the ECB initiated a long-term refinancing operation (LTRO) in which it supplied three-year loans to banks against a wide range of collateral. The operation basically provided a near-unlimited amount of liquidity to banks, easing some investor concerns about the effect of an increasingly probable Greek default.

We use time-tested investment strategies, even as many variables are at work in the market.

Experience tells us that strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Social Sustainability Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Social Sustainability Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation by investing in securities which meet the Fund’s investment and social sustainability criteria.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Nelson Capital Management, LLC

PORTFOLIO MANAGERS

Scott C. Benner, CFA

Lloyd Kurtz, CFA

Jon Manchester, CFA, CFP

Frank Marcoux, CFA

Suanne Ramar, CFA

FUND INCEPTION

September 30, 2008

TEN LARGEST EQUITY HOLDINGS[1] (AS OF JANUARY 31, 2012)
Apple Incorporated	3.26%
Microsoft Corporation	3.22%
Google Incorporated Class A	3.21%
Home Depot Incorporated	2.90%
EMC Corporation	2.88%
TJX Companies Incorporated	2.84%
Capital One Financial Corporation	2.81%
Johnson & Johnson Services Incorporated	2.81%
Norfolk Southern Corporation	2.73%
Eaton Corporation	2.69%

SECTOR DISTRIBUTION[2] (AS OF JANUARY 31, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Social Sustainability Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JANUARY 31, 2012)

		Including Sales Charge			Excluding Sales Charge			Expense Ratios[3]
	Inception Date	6 Months*	1 Year	Life of Fund	6 Months*	1 Year	Life of Fund	Gross	Net[4]
Class A (WSSAX)	09/30/2008	(4.15)	(4.23)	2.22	1.70	1.61	4.05	3.05%	1.25%
Class C (WSRCX)	09/30/2008	0.32	(0.14)	3.29	1.32	0.86	3.29	3.80%	2.00%
Administrator Class (WSRAX)	09/30/2008				1.84	1.84	4.31	2.89%	1.00%
S&P 500 Index[5]					2.71	4.22	5.93

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Because the social screens applied to the Fund’s investments may exclude securities of certain issuers, industries, and sectors for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these screens. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and social investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Reflects the expense ratios as stated in the most recent prospectuses.

4.	The Adviser has committed through November 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

5.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Social Sustainability Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 08-01-2011	Ending Account Value 01-31-2012	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,016.98	$6.34	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.34	1.25%
Class C
Actual	$1,000.00	$1,013.21	$10.12	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.08	$10.13	2.00%
Administrator Class
Actual	$1,000.00	$1,018.45	$5.07	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.08	1.00%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Social Sustainability Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 98.98%

Consumer Discretionary: 9.16%

Media: 1.71%
Walt Disney Company	3,384	$131,638

Multiline Retail: 1.71%
Nordstrom Incorporated	2,660	131,351

Specialty Retail: 5.74%
Home Depot Incorporated	5,009	222,350
TJX Companies Incorporated	3,200	218,048

		440,398

Consumer Staples: 8.83%

Food & Staples Retailing: 3.96%
Costco Wholesale Corporation	2,080	171,122
Walgreen Company	3,979	132,739

		303,861

Food Products: 2.69%
General Mills Incorporated	5,194	206,877

Household Products: 2.18%
Procter & Gamble Company	2,657	167,497

Energy: 11.40%

Energy Equipment & Services: 1.63%
Noble Corporation	3,600	125,424

Oil, Gas & Consumable Fuels: 9.77%
Apache Corporation	1,666	164,734
Noble Energy Incorporated	1,976	198,924
Spectra Energy Corporation	6,133	193,128
Statoil ASA ADR	7,663	193,567

		750,353

Financials: 15.79%

Capital Markets: 1.53%
Franklin Resources Incorporated	1,110	117,771

Commercial Banks: 3.76%
PNC Financial Services Group Incorporated	3,136	184,773
Toronto-Dominion Bank ADR	1,351	104,189

		288,962

Consumer Finance: 2.81%
Capital One Financial Corporation	4,709	215,437

Diversified Financial Services: 1.53%
JPMorgan Chase & Company	3,154	117,644

Portfolio of Investments—January 31, 2012 (Unaudited)	Wells Fargo Advantage Social Sustainability Fund	9

Security Name	Shares	Value

Insurance: 6.16%
ACE Limited	2,483	$172,817
MetLife Incorporated	3,690	130,368
Prudential Financial Incorporated	2,967	169,831

		473,016

Health Care: 14.27%

Health Care Equipment & Supplies: 5.92%
Baxter International Incorporated	2,925	162,279
Becton Dickinson & Company	1,797	140,903
Stryker Corporation	2,730	151,324

		454,506

Health Care Providers & Services: 2.44%
Laboratory Corporation of America Holdings†	2,052	187,532

Pharmaceuticals: 5.91%
Johnson & Johnson Services Incorporated	3,272	215,658
Novartis AG ADR	1,784	96,978
Pfizer Incorporated	6,622	141,711

		454,347

Industrials: 11.55%

Air Freight & Logistics: 1.83%
United Parcel Service Incorporated Class B	1,855	140,331

Electrical Equipment: 2.68%
Emerson Electric Company	4,000	205,520

Industrial Conglomerates: 1.62%
3M Company	1,439	124,776

Machinery: 2.69%
Eaton Corporation	4,220	206,907

Road & Rail: 2.73%
Norfolk Southern Corporation	2,900	209,380

Information Technology: 22.55%

Communications Equipment: 2.67%
QUALCOMM Incorporated	3,483	204,870

Computers & Peripherals: 7.46%
Apple Incorporated†	548	250,151
EMC Corporation†	8,575	220,892
SanDisk Corporation†	2,215	101,624

		572,667

Internet Software & Services: 3.21%
Google Incorporated Class A†	425	246,547

10	Wells Fargo Advantage Social Sustainability Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name		Shares	Value

IT Services: 4.53%
Accenture plc		3,380	$193,809
International Business Machines Corporation		800	154,080

			347,889

Semiconductors & Semiconductor Equipment: 1.46%
Texas Instruments Incorporated		3,473	112,456

Software: 3.22%
Microsoft Corporation		8,379	247,432

Materials: 3.31%

Chemicals: 1.71%
Potash Corporation of Saskatchewan		2,807	131,199

Metals & Mining: 1.60%
Nucor Corporation		2,759	122,746

Telecommunication Services: 2.12%

Wireless Telecommunication Services: 2.12%
Vodafone Group plc ADR		6,000	162,540

Total Common Stocks (Cost $6,772,842)			7,601,874

	Yield

Short-Term Investments: 0.74%

Investment Companies: 0.74%
Wells Fargo Advantage Government Money Market Fund, Institutional Class(l)(u)	0.01%	57,193	57,193

Total Short-Term Investments (Cost $57,193)			57,193

Total Investments in Securities
(Cost $6,830,035)*	99.72%	7,659,067
Other Assets and Liabilities, Net	0.28	21,267

Total Net Assets	100.00%	$7,680,334

†	Non-income earning security.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $6,836,641 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$937,116
Gross unrealized depreciation	(114,690)

Net unrealized appreciation	$822,426

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—January 31, 2012 (Unaudited)	Wells Fargo Advantage Social Sustainability Fund	11

Assets
Investments
In unaffiliated securities, at value (see cost below)	$7,601,874
In affiliated securities, at value (see cost below)	57,193

Total investments, at value (see cost below)	7,659,067
Receivable for Fund shares sold	14,185
Receivable for dividends	14,633
Receivable from adviser	6,793
Prepaid expenses and other assets	15,702

Total assets	7,710,380

Liabilities
Payable for Fund shares redeemed	39
Distribution fees payable	150
Due to other related parties	1,199
Shareholder report expenses payable	12,620
Shareholder servicing fees payable	1,595
Professional fees payable	9,936
Custody and accounting fees payable	4,507

Total liabilities	30,046

Total net assets	$7,680,334

NET ASSETS CONSIST OF
Paid-in capital	$6,848,155
Undistributed net investment income	3,403
Accumulated net realized losses on investments	(260)
Net unrealized gains on investments	829,036

Total net assets	$7,680,334

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$1,578,703
Shares outstanding – Class A	144,005
Net asset value per share – Class A	$10.96
Maximum offering price per share – Class A2	$11.63
Net assets – Class C	$229,343
Shares outstanding – Class C	21,373
Net asset value per share – Class C	$10.73
Net assets – Administrator Class	$5,872,288
Shares outstanding – Administrator Class	540,151
Net asset value per share – Administrator Class	$10.87

Investments in unaffiliated securities, at cost	$6,772,842

Investments in affiliated securities, at cost	$57,193

Total investments, at cost	$6,830,035

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Social Sustainability Fund	Statement of Operations—Six Months Ended January 31, 2012 (Unaudited)

Investment income
Dividends*	$83,585
Income from affiliated securities	5

Total investment income	83,590

Expenses
Advisory fee	23,346
Administration fees
Fund level	1,796
Class A	1,889
Class C	288
Administrator Class	2,754
Shareholder servicing fees
Class A	1,816
Class C	277
Administrator Class	6,886
Distribution fees
Class C	830
Custody and accounting fees	5,480
Professional fees	16,236
Registration fees	16,972
Shareholder report expenses	18,370
Trustees’ fees and expenses	7,611
Other fees and expenses	3,083

Total expenses	107,634
Less: Fee waivers and/or expense reimbursements	(68,795)

Net expenses	38,839

Net investment income	44,751

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	158,759
Net change in unrealized gains (losses) on investments	(58,989)

Net realized and unrealized gains (losses) on investments	99,770

Net increase in net assets resulting from operations	$144,521

* Net of foreign dividend withholding taxes of	$329

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Social Sustainability Fund	13

	Six Months Ended January 31, 2012 (Unaudited)		Year Ended July 31, 2011

Operations
Net investment income		$44,751		$45,138
Net realized gains on investments		158,759		77,636
Net change in unrealized gains (losses) on investments		(58,989)		772,121

Net increase in net assets resulting from operations		144,521		894,895

Distributions to shareholders from
Net investment income
Class A		(11,295)		(2,721)
Administrator Class		(59,047)		(30,364)
Net realized gains
Class A		(39,402)		(5,842)
Class C		(5,959)		(1,433)
Administrator Class		(147,833)		(23,847)

Total distributions to shareholders		(263,536)		(64,207)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	11,187	115,536	82,648	890,292
Class C	2,047	20,464	2,397	24,292
Administrator Class	50,111	524,000	179,283	1,927,407

		660,000		2,841,991

Net assets value of shares issued in reinvestment of distributions
Class A	4,438	46,560	780	8,412
Class C	574	5,904	135	1,423
Administrator Class	7,026	73,021	1,506	16,176

		125,485		26,011

Payment for shares redeemed
Class A	(4,980)	(52,724)	(32,426)	(362,196)
Class C	(3,174)	(32,174)	(9,196)	(98,100)
Administrator Class	(38,872)	(409,730)	(111,158)	(1,163,425)

		(494,628)		(1,623,721)

Net increase in net assets resulting from capital share transactions		290,857		1,244,281

Total increase in net assets		171,842		2,074,969

Net assets
Beginning of period		7,508,492		5,433,523

End of period		$7,680,334		$7,508,492

Undistributed net investment income		$3,403		$28,994

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Social Sustainability Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Class A		2011	2010	2009[1]
Net asset value, beginning of period	$11.15	$9.69	$8.91	$10.00
Net investment income	0.05	0.03	0.03	0.02
Net realized and unrealized gains (losses) on investments	0.12	1.50	0.75	(1.11)

Total from investment operations	0.17	1.53	0.78	(1.09)
Distributions to shareholders from
Net investment income	(0.08)	(0.02)	0.00	0.00
Net realized gains	(0.28)	(0.05)	0.00	0.00

Total distributions to shareholders	(0.36)	(0.07)	0.00	0.00
Net asset value, end of period	$10.96	$11.15	$9.69	$8.91
Total return[2]	1.70%	15.87%	8.75%	(10.90)%
Ratios to average net assets (annualized)
Gross expenses	3.09%	3.05%	5.03%	17.43%
Net expenses	1.25%	1.25%	1.25%	1.25%
Net investment income	1.07%	0.51%	0.52%	0.95%
Supplemental data
Portfolio turnover rate	13%	30%	37%	12%
Net assets, end of period (000’s omitted)	$1,579	$1,487	$798	$266

1.	For the period from September 30, 2008 (commencement of class operations) to July 31, 2009.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Social Sustainability Fund	15

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Class C		2011	2010	2009[1]
Net asset value, beginning of period	$10.88	$9.51	$8.85	$10.00
Net investment income (loss)	0.01	(0.04)	(0.00)[2]	0.01
Net realized and unrealized gains (losses) on investments	0.12	1.46	0.72	(1.16)

Total from investment operations	0.13	1.42	0.72	(1.15)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.06)	0.00
Net realized gains	(0.28)	(0.05)	0.00	0.00

Total distributions to shareholders	(0.28)	(0.05)	(0.06)	0.00
Net asset value, end of period	$10.73	$10.88	$9.51	$8.85
Total return[3]	1.32%	14.96%	8.08%	(11.50)%
Ratios to average net assets (annualized)
Gross expenses	3.84%	3.89%	5.93%	16.14%
Net expenses	2.00%	2.00%	2.00%	2.00%
Net investment income (loss)	0.33%	(0.25)%	(0.20)%	0.41%
Supplemental data
Portfolio turnover rate	13%	30%	37%	12%
Net assets, end of period (000’s omitted)	$229	$239	$272	$132

1.	For the period from September 30, 2008 (commencement of class operations) to July 31, 2009.

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Social Sustainability Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Administrator Class		2011	2010	2009[1]
Net asset value, beginning of period	$11.08	$9.65	$8.92	$10.00
Net investment income	0.07	0.08	0.06	0.07
Net realized and unrealized gains (losses) on investments	0.11	1.47	0.76	(1.15)

Total from investment operations	0.18	1.55	0.82	(1.08)
Distributions to shareholders from
Net investment income	(0.11)	(0.07)	(0.09)	0.00
Net realized gains	(0.28)	(0.05)	0.00	0.00

Total distributions to shareholders	(0.39)	(0.12)	(0.09)	0.00
Net asset value, end of period	$10.87	$11.08	$9.65	$8.92
Total return[2]	1.84%	16.07%	9.19%	(10.80)%
Ratios to average net assets (annualized)
Gross expenses	2.94%	2.89%	4.92%	14.12%
Net expenses	1.00%	1.00%	1.00%	1.00%
Net investment income	1.32%	0.77%	0.80%	1.43%
Supplemental data
Portfolio turnover rate	13%	30%	37%	12%
Net assets, end of period (000’s omitted)	$5,872	$5,783	$4,363	$1,740

1.	For the period from September 30, 2008 (commencement of class operations) to July 31, 2009.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Social Sustainability Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Social Sustainability Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

18	Wells Fargo Advantage Social Sustainability Fund	Notes to Financial Statements (Unaudited)

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$7,601,874	$0	$0	$7,601,874

Short-term investments
Investment companies	57,193	0	0	57,193
	$7,659,067	$0	$0	$7,659,067

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended January 31, 2012, the advisory fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Social Sustainability Fund	19

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Nelson Capital Management, LLC, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.25% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class C	0.26%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.25% for Class A, 2.00% for Class C and 1.00% for Administrator Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of its average daily net assets.

For the six months ended January 31, 2012, Wells Fargo Funds Distributor, LLC received $117 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended January 31, 2012 were $965,562 and $915,306, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended January 31, 2012, the Fund paid $4 in commitment fees.

For the six month ended January 31, 2012, there were no borrowings by the Fund under the agreement.

20	Wells Fargo Advantage Social Sustainability Fund	Notes to Financial Statements (Unaudited)

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

9. SUBSEQUENT DISTRIBUTIONS

On March 26, 2012, the Fund declared distributions from net investment income, short-term capital gains and long-term capital gains to shareholders of record on March 23, 2012. The per share amounts payable on March 27, 2012 were as follows:

	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains
Class A	$0.02808	$0.42626	$2.23181
Class C	0.00000	0.42626	2.23181
Administrator Class	0.04207	0.42626	2.23181

These distributions are not reflected in the accompanying financial statements.

10. SUBSEQUENT EVENT

At a regular meeting held February 7-8, 2012, the Fund’s Board of Trustees approved the liquidation of the Fund which took place on March 28, 2012.

Other Information (Unaudited)	Wells Fargo Advantage Social Sustainability Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Advantage Social Sustainability Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Social Sustainability Fund	23

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

24	Wells Fargo Advantage Social Sustainability Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207954 03-12 SA214/SAR214 1-12

Wells Fargo Advantage

Strategic Large Cap Growth Fund

Semi-Annual Report

January 31, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of January 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Strategic Large Cap Growth Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain.

The slow-motion debt crisis in the eurozone was a major headwind to both domestic and global stock market indexes.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Strategic Large Cap Growth Fund for the six-month period that ended January 31, 2012. The period was marked by increased confidence that the U.S. economy was staging a fragile recovery, offset by continued concerns about the possible effect on the global economy of the ongoing European sovereign debt crisis—which began in Greece and later spread to the larger economies of Italy and Spain. Most U.S. stock indexes posted gains for the period, even if only modest ones.

Worries gave way to guarded optimism for the U.S. economy.

The period began with worries that the U.S. economy was returning to recession. Revised figures for gross domestic product (GDP) indicated that the U.S. economy grew by an annualized rate of only 0.8% in the first half of 2011. Moreover, although the July 2011 Institute for Supply Management (ISM) manufacturing survey suggested that factories continued to expand, the rate of expansion was lower than in previous months. The prolonged debate over whether and how to raise the U.S. debt ceiling—which only ended on July 31, 2011—also depressed market sentiment by highlighting the country’s political divisions.

The stock market remained volatile throughout September. By late October, however, stronger economic data led to greater optimism and higher stock prices. Revised real GDP growth came in at 1.8% in the third quarter of 2011 and 2.8% in the fourth quarter, suggesting that the recovery was on firmer footing. Economic growth was not evenly distributed, though, as December 2011 retail same-store sales generally showed stronger growth for retailers targeting affluent customers than for those targeting the broad middle class. The reported unemployment rate also showed some signs of improvement, falling from 9.1% in August 2011 to 8.3% in January 2012. However, this decline in the unemployment rate was accompanied by an increase in the number of Americans not in the labor force, raising concerns about the economy’s ability to generate jobs.

The eurozone had continued trouble.

The slow-motion debt crisis in the eurozone was a major headwind to both domestic and global stock market indexes. The worsening debt and deficit numbers for Greece in late 2011 and early 2012 cast doubt on the country’s ability to service its debt under the plan put in place by the European Union and the International Monetary Fund and put the ongoing drama of the European sovereign debt crisis back on center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as many Greeks rioted in response to greater budgetary austerity and the discussion moved from whether private investors would take a loss on their Greek debt to how big the loss would be. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effect of such an event on the financial system and the global economy.

Even as the situation in Greece deteriorated, eurozone GDP numbers supported the case for a modest recovery in the global economy. Reported GDP growth for the 17 countries that comprise the eurozone was modest, rising 0.2% in the third quarter compared to the second quarter and by 0.2% in the fourth quarter compared to the third quarter. However, the eurozone average concealed a wide

Letter to Shareholders	Wells Fargo Advantage Strategic Large Cap Growth Fund	3

variation between economies, with Germany’s growing by 0.5% in the third quarter of 2011 even as Greece’s GDP contracted.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and financial system. Moreover, in response to extreme market volatility and signs of a weakening economy, in its August 2011 policy statement, the Federal Reserve (Fed) announced it would keep interest rates “exceptionally low” until at least mid-2013 as a way to support the economy. Market participants interpreted the Fed’s statement to mean that the central bankers believed the economy would remain weak over the next two years. However, the Fed also said that it was considering a “range of policy tools available to promote a stronger economic recovery” and “is prepared to employ these tools as appropriate.”

At the beginning of the period, the European Central Bank (ECB) had a key rate of 1.50% but lowered it to 1.25% in November 2011 and then to 1.00% in December 2011 in an attempt to support the sluggish eurozone recovery. To support the banking system, in late 2011, the ECB initiated a long-term refinancing operation (LTRO) in which it supplied three-year loans to banks against a wide range of collateral. The operation basically provided a near-unlimited amount of liquidity to banks, easing some investor concerns about the effect of an increasingly probable Greek default.

We use time-tested investment strategies, even as many variables are at work in the market.

Experience tells us that strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Strategic Large Cap Growth Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Strategic Large Cap Growth Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Joseph M. Eberhardy, CFA, CPA

Thomas C. Ognar, CFA

Bruce C. Olson, CFA

FUND INCEPTION

December 31, 1994

TEN LARGEST EQUITY HOLDINGS[1] (AS OF JANUARY 31, 2012)
Apple Incorporated	7.69%
Google Incorporated Class A	3.21%
Qualcomm Incorporated	3.00%
MasterCard Incorporated Class A	2.60%
Cognizant Technology Solutions Corporation Class A	2.58%
Alexion Pharmaceuticals Incorporated	2.49%
Praxair Incorporated	2.43%
Priceline.com Incorporated	2.39%
EMC Corporation	2.31%
Whole Foods Marketing Incorporated	2.22%

SECTOR DISTRIBUTION[2] (AS OF JANUARY 31, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Strategic Large Cap Growth Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF JANUARY 31, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (ESGAX)	05/11/2001	(4.81)	(2.21)	2.67	3.10	0.99	3.75	3.89	3.71	1.27%	1.08%
Class C (ESGTX)	05/11/2001	(0.39)	2.00	3.12	2.95	0.61	3.00	3.12	2.95	2.02%	1.83%
Class R (ESGRX)	10/10/2003					0.87	3.50	3.64	3.48	1.52%	1.33%
Administrator Class (ESGDX)	07/30/2010					1.06	3.86	4.01	3.83	1.11%	0.96%
Institutional Class (ESGIX)	11/24/1997					1.12	4.02	4.16	3.99	0.84%	0.81%
Russell 1000® Growth Index[6]						2.84	6.07	3.17	3.38

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. This Fund is exposed to active trading risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for Class R and Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R and Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Strategic Growth Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.07% for Class A, 1.82% for Class C, 1.32% for Class R, 0.95% for Administrator Class and 0.80% for Institutional Class. Without this cap, the Fund’s returns would have been lower.

6.

The Russell 1000® Growth Index measures the performance of those Russell 1000 Growth Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Strategic Large Cap Growth Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 08-01-2011	Ending Account Value 01-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,009.94	$5.41	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.43	1.07%
Class C
Actual	$1,000.00	$1,006.07	$9.18	1.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.99	$9.22	1.82%
Class R
Actual	$1,000.00	$1,008.68	$6.66	1.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.70	1.32%
Administrator Class
Actual	$1,000.00	$1,010.60	$4.80	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.82	0.95%
Institutional Class
Actual	$1,000.00	$1,011.24	$4.04	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.06	0.80%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Strategic Large Cap Growth Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 98.59%

Consumer Discretionary: 21.29%

Auto Components: 0.62%
Johnson Controls Incorporated	113,750	$3,613,838

Hotels, Restaurants & Leisure: 5.47%
Las Vegas Sands Corporation	60,000	2,946,600
McDonald’s Corporation	127,060	12,585,293
Starbucks Corporation	217,000	10,400,810
Wynn Resorts Limited	54,000	6,222,420

		32,155,123

Internet & Catalog Retail: 4.01%
Amazon.com Incorporated†	48,970	9,521,727
Priceline.com Incorporated†	26,560	14,062,989

		23,584,716

Multiline Retail: 1.56%
Dollar Tree Incorporated†	108,000	9,159,480

Specialty Retail: 4.34%
CarMax Incorporated†«	314,840	9,580,581
Dick’s Sporting Goods Incorporated	120,000	4,945,200
O’Reilly Automotive Incorporated†	100,000	8,151,000
Ross Stores Incorporated	56,000	2,845,920

		25,522,701

Textiles, Apparel & Luxury Goods: 5.29%
Coach Incorporated	160,000	11,208,000
Fossil Incorporated†	65,000	6,178,250
Nike Incorporated Class B	84,000	8,735,160
VF Corporation	38,000	4,996,620

		31,118,030

Consumer Staples: 4.75%

Beverages: 0.70%
The Coca-Cola Company	61,000	4,119,330

Food & Staples Retailing: 2.87%
Costco Wholesale Corporation	47,000	3,866,690
Whole Foods Market Incorporated	176,000	13,029,280

		16,895,970

Food Products: 0.98%
Green Mountain Coffee Roasters Incorporated†«	12,000	640,080
Mead Johnson Nutrition Company	69,000	5,112,210

		5,752,290

Personal Products: 0.20%
Estee Lauder Companies Incorporated Class A	20,000	1,158,600

Portfolio of Investments—January 31, 2012 (Unaudited)	Wells Fargo Advantage Strategic Large Cap Growth Fund	9

Security Name	Shares	Value

Energy: 8.29%

Energy Equipment & Services: 3.39%
National Oilwell Varco Incorporated	125,070	$9,252,679
Schlumberger Limited	142,000	10,674,140

		19,926,819

Oil, Gas & Consumable Fuels: 4.90%
Apache Corporation	42,000	4,152,960
Continental Resources Incorporated†«	51,120	4,124,362
Occidental Petroleum Corporation	80,510	8,032,483
Pioneer Natural Resources Company	110,000	10,923,000
Southwestern Energy Company†	50,400	1,569,456

		28,802,261

Financials: 4.13%

Capital Markets: 0.79%
TD Ameritrade Holding Corporation	287,000	4,623,570

Consumer Finance: 3.34%
American Express Company	87,000	4,362,180
MasterCard Incorporated Class A	43,000	15,289,510

		19,651,690

Health Care: 10.68%

Biotechnology: 2.97%
Alexion Pharmaceuticals Incorporated†	190,640	14,633,526
Biogen Idec Incorporated†	24,000	2,830,080

		17,463,606

Health Care Equipment & Supplies: 2.68%
Intuitive Surgical Incorporated†	19,000	8,738,290
St. Jude Medical Incorporated	168,310	7,020,210

		15,758,500

Health Care Providers & Services: 1.27%
AmerisourceBergen Corporation	191,000	7,443,270

Pharmaceuticals: 3.76%
Allergan Incorporated	112,380	9,879,326
Shire plc ADR	123,090	12,249,917

		22,129,243

Industrials: 10.29%

Aerospace & Defense: 1.52%
United Technologies Corporation	114,000	8,931,900

Air Freight & Logistics: 1.67%
C.H. Robinson Worldwide Incorporated	142,630	9,818,649

Electrical Equipment: 0.72%
Emerson Electric Company	82,000	4,213,160

10	Wells Fargo Advantage Strategic Large Cap Growth Fund	Portfolio of Investments—January 31, 2012 (Unaudited)

Security Name	Shares	Value

Industrial Conglomerates: 1.53%
Danaher Corporation	171,000	$8,979,210

Machinery: 1.81%
Caterpillar Incorporated	42,670	4,656,150
Joy Global Incorporated	66,260	6,009,119

		10,665,269

Road & Rail: 3.04%
Norfolk Southern Corporation	92,820	6,701,604
Union Pacific Corporation	97,530	11,148,654

		17,850,258

Information Technology: 34.08%

Communications Equipment: 3.88%
F5 Networks Incorporated†	43,000	5,148,820
QUALCOMM Incorporated	300,000	17,646,000

		22,794,820

Computers & Peripherals: 10.00%
Apple Incorporated†	99,000	45,191,520
EMC Corporation†	528,000	13,601,280

		58,792,800

Internet Software & Services: 4.60%
eBay Incorporated†	260,000	8,216,000
Google Incorporated Class A†	32,500	18,853,575

		27,069,575

IT Services: 4.45%
Accenture plc	191,000	10,951,940
Cognizant Technology Solutions Corporation Class A†	211,770	15,194,498

		26,146,438

Semiconductors & Semiconductor Equipment: 4.56%
Altera Corporation	44,000	1,750,760
Analog Devices Incorporated	141,350	5,531,024
ARM Holdings plc ADR	107,000	3,090,160
Avago Technologies Limited	146,380	4,968,137
Maxim Integrated Products Incorporated	98,000	2,630,320
Microchip Technology Incorporated«	238,740	8,811,893

		26,782,294

Software: 6.59%
Check Point Software Technologies Limited†«	198,930	11,197,770
Citrix Systems Incorporated†	89,000	5,803,690
Red Hat Incorporated†	221,285	10,260,985
Salesforce.com Incorporated†«	70,260	8,206,368
VMware Incorporated†	35,700	3,258,339

		38,727,152

Portfolio of Investments—January 31, 2012 (Unaudited)	Wells Fargo Advantage Strategic Large Cap Growth Fund	11

Security Name		Shares	Value

Materials: 5.08%

Chemicals: 5.08%
Air Products & Chemicals Incorporated		46,550	$4,097,797
Ecolab Incorporated		56,840	3,435,410
Monsanto Company		98,000	8,040,900
Praxair Incorporated		134,500	14,283,900

			29,858,007

Total Common Stocks (Cost $497,856,751)			579,508,569

	Yield
Short-Term Investments: 6.64%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class(l)(u)	0.02%	8,552,438	8,552,438
Wells Fargo Securities Lending Cash Investments, LLC(l)(r)(u)(v)	0.15	30,507,698	30,507,698

Total Short-Term Investments (Cost $39,060,136)			39,060,136

Total Investments in Securities
(Cost $536,916,887)*	105.23%	618,568,705
Other Assets and Liabilities, Net	(5.23)	(30,756,857)

Total Net Assets	100.00%	$587,811,848

†	Non-income earning security.

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $540,455,133 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$85,137,322
Gross unrealized depreciation	(7,023,750)

Net unrealized appreciation	$78,113,572

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Strategic Large Cap Growth Fund	Statement of Assets and Liabilities—January 31, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$579,508,569
In affiliated securities, at value (see cost below)	39,060,136

Total investments, at value (see cost below)	618,568,705
Receivable for investments sold	3,706,285
Receivable for Fund shares sold	407,073
Receivable for dividends	90,840
Receivable for securities lending income	3,796
Prepaid expenses and other assets	24,775

Total assets	622,801,474

Liabilities
Payable for investments purchased	2,934,686
Payable for Fund shares redeemed	1,098,755
Payable upon receipt of securities loaned	30,507,698
Advisory fee payable	298,014
Distribution fees payable	4,463
Due to other related parties	70,352
Accrued expenses and other liabilities	75,658

Total liabilities	34,989,626

Total net assets	$587,811,848

NET ASSETS CONSIST OF
Paid-in capital	$541,140,090
Undistributed net investment income	436,871
Accumulated net realized losses on investments	(35,416,931)
Net unrealized gains on investments	81,651,818

Total net assets	$587,811,848

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$28,619,945
Shares outstanding – Class A	898,312
Net asset value per share – Class A	$31.86
Maximum offering price per share – Class A2	$33.80
Net assets – Class C	$5,744,052
Shares outstanding – Class C	192,447
Net asset value per share – Class C	$29.85
Net assets – Class R	$3,648,596
Shares outstanding – Class R	115,472
Net asset value per share – Class R	$31.60
Net assets – Administrator Class	$2,412,112
Shares outstanding – Administrator Class	75,121
Net asset value per share – Administrator Class	$32.11
Net assets – Institutional Class	$547,387,143
Shares outstanding – Institutional Class	17,011,043
Net asset value per share – Institutional Class	$32.18

Investments in unaffiliated securities, at cost	$497,856,751

Investments in affiliated securities, at cost	$39,060,136

Total investments, at cost	$536,916,887

Securities on loan, at value	$29,834,788

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended January 31, 2012 (Unaudited)	Wells Fargo Advantage Strategic Large Cap Growth Fund	13

Investment income
Dividends	$2,633,045
Securities lending income, net	54,627
Income from affiliated securities	5,126

Total investment income	2,692,798

Expenses
Advisory fee	1,734,969
Administration fees
Fund level	133,776
Class A	34,802
Class C	7,071
Class R	2,821
Administrator Class	1,242
Institutional Class	199,295
Shareholder servicing fees
Class A	33,463
Class C	6,799
Class R	2,713
Administrator Class	2,939
Distribution fees
Class C	20,396
Class R	2,713
Custody and accounting fees	19,849
Professional fees	26,460
Registration fees	28,835
Shareholder report expenses	26,367
Trustees’ fees and expenses	4,974
Other fees and expenses	7,790

Total expenses	2,297,274
Less: Fee waivers and/or expense reimbursements	(85,487)

Net expenses	2,211,787

Net investment income	481,011

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(1,718,248)
Net change in unrealized gains (losses) on investments	6,881,096

Net realized and unrealized gains (losses) on investments	5,162,848

Net increase in net assets resulting from operations	$5,643,859

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Strategic Large Cap Growth Fund	Statements of Changes in Net Assets

	Six Months Ended January 31, 2012 (Unaudited)		Year Ended July 31, 2011

Operations
Net investment income		$481,011		$1,610,220
Net realized gains (losses) on investments		(1,718,248)		71,882,389
Net change in unrealized gains (losses) on investments		6,881,096		27,547,809

Net increase in net assets resulting from operations		5,643,859		101,040,418

Distributions to shareholders from
Net investment income
Class A		(19,325)		0
Class R		(8,983)		0
Administrator Class		(6,605)		(4,618)
Institutional Class		(1,559,092)		(844,105)

Total distributions to shareholders		(1,594,005)		(848,723)

Capital share transactions
Proceeds from shares sold
Class A	111,594	3,370,688	302,920	9,420,716
Class C	22,294	629,116	56,060	1,625,693
Class R	97,196	2,931,854	31,730	994,238
Administrator Class	6,557	198,026	102,752	3,146,016
Institutional Class	2,721,121	82,153,040	7,400,016	232,824,334

		89,282,724		248,010,997

Reinvestment of distributions
Class A	475	13,848	0	0
Class R	161	4,672	0	0
Administrator Class	100	2,948	104	3,154
Institutional Class	34,503	1,016,449	12,025	365,447

		1,037,917		368,601

Payment for shares redeemed
Class A	(102,899)	(3,085,642)	(367,241)	(10,649,100)
Class C	(27,950)	(780,599)	(110,586)	(3,020,425)
Class R	(25,412)	(748,497)	(5,661)	(176,078)
Administrator Class	(21,091)	(626,216)	(13,695)	(429,480)
Institutional Class	(2,905,378)	(87,111,621)	(5,541,807)	(166,781,047)

		(92,352,575)		(181,056,130)

Net increase (decrease) in net assets resulting from capital share transactions		(2,031,934)		67,323,468

Total increase in net assets		2,017,920		167,515,163

Net assets
Beginning of period		585,793,928		418,278,765

End of period		$587,811,848		$585,793,928

Undistributed net investment income		$436,871		$1,549,865

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Strategic Large Cap Growth Fund	15

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,		Year Ended September 30,
Class A		2011	2010[1],[2]	2009[1]	2008[1]	2007[1]	2006[1]
Net asset value, beginning of period	$31.55	$25.10	$24.30	$26.61	$34.16	$27.57	$26.70
Net investment income (loss)	(0.01)	0.03 [3]	(0.00)[3]	0.15	0.11 [3]	0.02	(0.02)
Net realized and unrealized gains (losses) on investments	0.34	6.42	0.95	(0.50)	(6.82)	6.57	0.89

Total from investment operations	0.33	6.45	0.95	(0.35)	(6.71)	6.59	0.87
Distributions to shareholders from
Net investment income	(0.02)	0.00	(0.15)	(0.08)	(0.13)	0.00	0.00
Net realized gains	0.00	0.00	0.00	(1.88)	(0.71)	0.00	0.00

Total distributions to shareholders	(0.02)	0.00	(0.15)	(1.96)	(0.84)	0.00	0.00
Net asset value, end of period	$31.86	$31.55	$25.10	$24.30	$26.61	$34.16	$27.57
Total return[4]	0.99%	25.78%	3.90%	1.02%	(20.09)%	23.90%	3.26%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.25%	1.09%	1.07%	1.06%	1.10%	1.07%
Net expenses	1.07%	1.07%	1.08%	1.07%	1.04%	1.08%	1.07%
Net investment income (loss)	(0.06)%	0.09%	(0.01)%	0.59%	0.35%	0.04%	(0.06)%
Supplemental data
Portfolio turnover rate	63%	165%	105%	182%	139%	97%	97%
Net assets, end of period (000’s omitted)	$28,620	$28,056	$23,932	$15,280	$8,883	$7,379	$5,395

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Strategic Growth Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Strategic Growth Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Strategic Large Cap Growth Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,		Year Ended September 30,
Class C		2011	2010[1],[2]	2009[1]	2008[1]	2007[1]	2006[1]
Net asset value, beginning of period	$29.65	$23.76	$23.03	$25.43	$32.79	$26.67	$26.00
Net investment loss	(0.14)	(0.18)[3]	(0.15)	(0.03)[3]	(0.12)[3]	(0.20)[3]	(0.20)[3]
Net realized and unrealized gains (losses) on investments	0.34	6.07	0.90	(0.49)	(6.53)	6.32	0.87

Total from investment operations	0.20	5.89	0.75	(0.52)	(6.65)	6.12	0.67
Distributions to shareholders from
Net investment income	0.00	0.00	(0.02)	0.00	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	(1.88)	(0.71)	0.00	0.00

Total distributions to shareholders	0.00	0.00	(0.02)	(1.88)	(0.71)	0.00	0.00
Net asset value, end of period	$29.85	$29.65	$23.76	$23.03	$25.43	$32.79	$26.67
Total return[4]	0.61%	24.87%	3.24%	0.25%	(20.70)%	22.98%	2.58%
Ratios to average net assets (annualized)
Gross expenses	2.00%	2.01%	1.84%	1.82%	1.79%	1.79%	1.77%
Net expenses	1.82%	1.82%	1.83%	1.82%	1.79%	1.79%	1.77%
Net investment loss	(0.80)%	(0.66)%	(0.76)%	(0.15)%	(0.39)%	(0.68)%	(0.76)%
Supplemental data
Portfolio turnover rate	63%	165%	105%	182%	139%	97%	97%
Net assets, end of period (000’s omitted)	$5,744	$5,874	$6,003	$5,672	$4,457	$2,845	$1,742

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Strategic Growth Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Strategic Growth Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Strategic Large Cap Growth Fund	17

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,		Year Ended September 30,
Class R		2011	2010[1],[2]	2009[1]	2008[1]	2007[1]	2006[1]
Net asset value, beginning of period	$31.39	$25.03	$24.30	$26.61	$34.13	$27.61	$26.79
Net investment income (loss)	(0.07)[3]	(0.06)[3]	(0.06)[3]	0.05 [3]	0.03 [3]	(0.06)[3]	(0.07)[3]
Net realized and unrealized gains (losses) on investments	0.36	6.42	0.95	(0.45)	(6.82)	6.58	0.89

Total from investment operations	0.29	6.36	0.89	(0.40)	(6.79)	6.52	0.82
Distributions to shareholders from
Net investment income	(0.08)	0.00	(0.16)	(0.03)	(0.02)	0.00	0.00
Net realized gains	0.00	0.00	0.00	(1.88)	(0.71)	0.00	0.00

Total distributions to shareholders	(0.08)	0.00	(0.16)	(1.91)	(0.73)	0.00	0.00
Net asset value, end of period	$31.60	$31.39	$25.03	$24.30	$26.61	$34.13	$27.61
Total return[4]	0.87%	25.49%	3.65%	0.81%	(20.32)%	23.61%	3.06%
Ratios to average net assets (annualized)
Gross expenses	1.50%	1.50%	1.33%	1.34%	1.29%	1.31%	1.28%
Net expenses	1.32%	1.32%	1.32%	1.34%	1.29%	1.31%	1.28%
Net investment income (loss)	(0.48)%	(0.21)%	(0.27)%	0.23%	0.10%	(0.20)%	(0.27)%
Supplemental data
Portfolio turnover rate	63%	165%	105%	182%	139%	97%	97%
Net assets, end of period (000’s omitted)	$3,649	$1,366	$437	$289	$9	$10	$6

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Strategic Growth Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class R of Evergreen Strategic Growth Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Calculated based upon average shares outstanding.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Strategic Large Cap Growth Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31,
Administrator Class		2011	2010[1]
Net asset value, beginning of period	$31.85	$25.37	$25.37
Net investment income	0.00 [2]	0.05	0.00
Net realized and unrealized gains (losses) on investments	0.34	6.52	0.00

Total from investment operations	0.34	6.57	0.00
Distributions to shareholders from
Net investment income	(0.08)	(0.09)	0.00
Net asset value, end of period	$32.11	$31.85	$25.37
Total return[3]	1.06%	25.94%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.06%	0.00%
Net expenses	0.95%	0.95%	0.00%
Net investment income	0.08%	0.12%	0.00%
Supplemental data
Portfolio turnover rate	63%	165%	105%
Net assets, end of period (000’s omitted)	$2,412	$2,852	$10

1.	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Strategic Large Cap Growth Fund	19

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2012 (unaudited)	Year Ended July 31,		Year Ended September 30,
Institutional Class		2011	2010[1],[2]	2009[1]	2008[1]	2007[1]	2006[1]
Net asset value, beginning of period	$31.91	$25.37	$24.54	$26.88	$34.49	$27.83	$26.89
Net investment income	0.04	0.10	0.07	0.20	0.22	0.12	0.07
Net realized and unrealized gains (losses) on investments	0.33	6.50	0.94	(0.52)	(6.91)	6.62	0.89

Total from investment operations	0.37	6.60	1.01	(0.32)	(6.69)	6.74	0.96
Distributions to shareholders from
Net investment income	(0.10)	(0.06)	(0.18)	(0.14)	(0.21)	(0.08)	(0.02)
Net realized gains	0.00	0.00	0.00	(1.88)	(0.71)	0.00	0.00

Total distributions to shareholders	(0.10)	(0.06)	(0.18)	(2.02)	(0.92)	(0.08)	(0.02)
Net asset value, end of period	$32.18	$31.91	$25.37	$24.54	$26.88	$34.49	$27.83
Total return[3]	1.12%	26.11%	4.14%	1.27%	(19.91)%	24.28%	3.56%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.82%	0.83%	0.82%	0.79%	0.79%	0.77%
Net expenses	0.80%	0.80%	0.83%	0.82%	0.79%	0.79%	0.77%
Net investment income	0.21%	0.35%	0.25%	0.87%	0.60%	0.33%	0.24%
Supplemental data
Portfolio turnover rate	63%	165%	105%	182%	139%	97%	97%
Net assets, end of period (000’s omitted)	$547,387	$547,645	$387,896	$442,736	$571,879	$978,930	$1,389,589

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Strategic Growth Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Strategic Growth Fund.

2.	For the ten months ended July 31, 2010. The Fund changed its fiscal year end from September 30 to July 31, effective July 31, 2010.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Strategic Large Cap Growth Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Strategic Large Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Strategic Large Cap Growth Fund	21

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of July 31, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $31,551,482 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22	Wells Fargo Advantage Strategic Large Cap Growth Fund	Notes to Financial Statements (Unaudited)

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$579,508,569	$0	$0	$579,508,569
Short-term investments
Investment companies	8,552,438	30,507,698	0	39,060,136
	$588,061,007	$30,507,698	$0	$618,568,705

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended January 31, 2012, the advisory fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.15% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class C, Class R	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.07% for Class A, 1.82% for Class C, 1.32% for Class R, 0.95% for Administrator Class and 0.80% for Institutional Class.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Strategic Large Cap Growth Fund	23

Distribution fees

The Trust has adopted a Distribution Plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

For the six months ended January 31, 2012, Wells Fargo Funds Distributor, LLC received $435 from the sale of Class A shares and $102 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the six months ended January 31, 2012 were $338,717,811 and $335,826,396, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. Prior to September 6, 2011, the revolving credit agreement was for $125,000,000 and the annual commitment fee paid by the Fund was 0.125% of the unused balance. For the six months ended January 31, 2012, the Fund paid $285 in commitment fees.

For the six months ended January 31, 2012, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including

24	Wells Fargo Advantage Strategic Large Cap Growth Fund	Notes to Financial Statements (Unaudited)

repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

9. REORGANIZATION

At a regular meeting of the Board of Trustees held on February 7-8, 2012, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Large Cap Growth Fund will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Large Cap Growth Fund.

A Special Meeting of Shareholders of the Fund will be held on June 8, 2012 to consider and vote on the Plan. On or about March 30, 2012, materials for this meeting will be mailed to shareholders of record on February 29, 2012.

Other Information (Unaudited)	Wells Fargo Advantage Strategic Large Cap Growth Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Strategic Large Cap Growth Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Strategic Large Cap Growth Fund	27

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Strategic Large Cap Growth Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207953 03-12 SA213/SAR213 1-12

ITEM 2. CODE OF ETHICS

Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: March 26, 2012

By:
/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date: March 26, 2012